Schedule of Investments (unaudited)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/27	$1,698	$ 1,685,776
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	1,500	1,530,225
CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	4,000	4,101,815
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	360	368,758
Exeter Automobile Receivables Trust, Series 2024- 1A, Class B, 5.29%, 08/15/28	745	750,683
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/28	2,130	2,180,702
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	210	212,560
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A3, 0.26%, 11/17/25	38	38,109
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29	1,000	1,020,993
Total Asset-Backed Securities — 0.4% (Cost: $11,765,668)		11,889,621
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	171	173,678
5.38%, 06/15/33	28	28,567
3.38%, 03/01/41(a)	71	55,228
Omnicom Group, Inc.
2.45%, 04/30/30	121	108,926
2.60%, 08/01/31(a)	68	60,294
5.30%, 11/01/34	50	52,028
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	87	85,975
		564,696
Aerospace & Defense — 0.5%
Boeing Co.
2.75%, 02/01/26	171	165,967
2.20%, 02/04/26	427	411,196
3.10%, 05/01/26	171	165,769
2.70%, 02/01/27	80	75,885
2.80%, 03/01/27	171	162,242
5.04%, 05/01/27	341	342,032
6.26%, 05/01/27(b)	125	129,115
3.25%, 03/01/28	300	282,867
3.20%, 03/01/29	341	315,638
6.30%, 05/01/29(b)	95	99,948
2.95%, 02/01/30	100	89,387
5.15%, 05/01/30(a)	800	801,922
6.39%, 05/01/31(a)(b)	440	467,868
6.13%, 02/15/33(a)	74	77,640
6.53%, 05/01/34(b)	140	150,257
3.25%, 02/01/35	275	223,858
5.71%, 05/01/40	341	332,711
3.38%, 06/15/46	87	59,072
3.85%, 11/01/48	171	121,435
3.90%, 05/01/49	130	94,177
3.75%, 02/01/50(a)	243	170,834
5.81%, 05/01/50	500	483,059
6.86%, 05/01/54(b)	245	268,915
5.93%, 05/01/60	427	409,010
Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
7.01%, 05/01/64(b)	$30	$ 33,053
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	300	293,464
General Dynamics Corp.
1.15%, 06/01/26(a)	78	74,585
2.13%, 08/15/26	87	84,224
3.75%, 05/15/28	87	86,409
2.25%, 06/01/31	61	54,167
4.25%, 04/01/40	171	160,032
2.85%, 06/01/41(a)	83	64,132
4.25%, 04/01/50	87	78,585
General Electric Co.
6.75%, 03/15/32	200	229,680
5.88%, 01/14/38(a)	100	109,593
Howmet Aerospace, Inc.
3.00%, 01/15/29	100	94,812
5.95%, 02/01/37(a)	100	109,354
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	271	248,737
L3Harris Technologies, Inc.
5.40%, 01/15/27	100	102,637
4.40%, 06/15/28	458	459,918
5.05%, 06/01/29	50	51,499
2.90%, 12/15/29	121	112,766
1.80%, 01/15/31	158	134,516
5.25%, 06/01/31	45	46,838
5.40%, 07/31/33	205	214,132
5.35%, 06/01/34	35	36,411
5.60%, 07/31/53	100	105,277
5.50%, 08/15/54	70	72,984
Lockheed Martin Corp.
3.55%, 01/15/26	194	192,650
5.10%, 11/15/27	35	36,229
4.50%, 02/15/29	45	45,821
1.85%, 06/15/30	300	265,646
3.90%, 06/15/32	58	56,824
5.25%, 01/15/33(a)	50	53,244
4.80%, 08/15/34	50	51,256
3.60%, 03/01/35	65	60,504
4.50%, 05/15/36	141	140,826
4.07%, 12/15/42	189	171,463
4.70%, 05/15/46	130	127,224
4.09%, 09/15/52	187	163,323
4.15%, 06/15/53(a)	140	123,402
5.70%, 11/15/54	110	122,661
5.20%, 02/15/55(a)	100	103,624
4.30%, 06/15/62	140	123,647
5.90%, 11/15/63	40	46,257
5.20%, 02/15/64	100	103,507
Northrop Grumman Corp.
3.25%, 01/15/28	341	331,367
4.60%, 02/01/29	50	50,744
4.40%, 05/01/30(a)	171	171,858
4.70%, 03/15/33(a)	100	101,495
4.90%, 06/01/34	50	51,121
4.75%, 06/01/43	151	145,392
4.03%, 10/15/47	257	221,105
5.25%, 05/01/50(a)	150	153,233
4.95%, 03/15/53	75	73,365
5.20%, 06/01/54	100	101,821
RTX Corp.
5.00%, 02/27/26	75	75,726
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp. (continued)
2.65%, 11/01/26(a)	$300	$ 291,268
5.75%, 11/08/26	100	103,093
3.50%, 03/15/27	171	168,511
3.13%, 05/04/27	171	166,852
4.13%, 11/16/28(a)	211	210,469
5.75%, 01/15/29	85	90,026
2.25%, 07/01/30	246	220,890
6.00%, 03/15/31	200	217,521
1.90%, 09/01/31	171	145,384
2.38%, 03/15/32	200	173,730
5.15%, 02/27/33	125	129,953
6.10%, 03/15/34	120	132,477
4.45%, 11/16/38	87	82,861
4.88%, 10/15/40	87	85,136
4.70%, 12/15/41	74	70,174
4.50%, 06/01/42	350	325,568
4.15%, 05/15/45	87	76,041
3.75%, 11/01/46	130	106,198
4.35%, 04/15/47	171	151,826
4.05%, 05/04/47	87	73,925
4.63%, 11/16/48	214	197,920
3.13%, 07/01/50	227	162,611
2.82%, 09/01/51	87	58,199
3.03%, 03/15/52	100	69,882
5.38%, 02/27/53(a)	95	97,631
6.40%, 03/15/54	155	183,010
		16,215,100
Automobile Components — 0.0%
Aptiv PLC
4.40%, 10/01/46(a)	87	71,615
3.10%, 12/01/51	171	108,713
Aptiv PLC/Aptiv Corp.(a)
3.25%, 03/01/32	102	91,293
4.15%, 05/01/52	137	106,218
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34	200	196,894
BorgWarner, Inc.
2.65%, 07/01/27(a)	156	149,893
4.95%, 08/15/29	50	50,832
5.40%, 08/15/34	50	51,051
Lear Corp.
2.60%, 01/15/32	71	60,550
5.25%, 05/15/49(a)	87	81,739
3.55%, 01/15/52(a)	74	51,954
Magna International, Inc.
5.05%, 03/14/29	225	231,596
2.45%, 06/15/30(a)	60	54,194
5.50%, 03/21/33(a)	20	21,278
		1,327,820
Automobiles — 0.5%
American Honda Finance Corp.
5.80%, 10/03/25(a)	50	50,729
4.95%, 01/09/26	50	50,454
1.30%, 09/09/26	71	67,337
4.40%, 10/05/26	50	50,329
2.35%, 01/08/27	87	83,698
4.90%, 03/12/27	50	50,987
4.90%, 07/09/27	50	51,098
4.70%, 01/12/28	220	223,928
2.00%, 03/24/28	93	86,545
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
5.13%, 07/07/28	$300	$ 309,947
5.65%, 11/15/28	50	52,822
2.25%, 01/12/29	87	80,439
4.90%, 03/13/29(a)	50	51,297
4.40%, 09/05/29	50	50,215
4.60%, 04/17/30(a)	60	60,835
5.85%, 10/04/30(a)	50	53,869
5.05%, 07/10/31	50	51,466
4.90%, 01/10/34(a)	35	35,600
AutoNation, Inc.
1.95%, 08/01/28	74	66,737
2.40%, 08/01/31	78	66,104
3.85%, 03/01/32(a)	80	73,785
Cummins, Inc.
4.88%, 10/01/43	300	294,117
2.60%, 09/01/50	87	56,552
Ford Motor Co.
4.35%, 12/08/26	150	148,719
9.63%, 04/22/30	50	59,263
7.45%, 07/16/31	100	110,525
3.25%, 02/12/32	100	85,163
6.10%, 08/19/32(a)	200	204,994
4.75%, 01/15/43	200	165,732
7.40%, 11/01/46(a)	100	112,219
5.29%, 12/08/46	200	181,396
Ford Motor Credit Co. LLC
3.38%, 11/13/25	400	392,363
4.39%, 01/08/26	400	396,518
6.95%, 03/06/26	400	409,381
6.95%, 06/10/26	200	205,885
4.54%, 08/01/26	200	198,299
2.70%, 08/10/26	200	192,145
5.85%, 05/17/27	200	203,610
4.95%, 05/28/27	200	199,510
4.13%, 08/17/27	200	194,802
7.35%, 11/04/27	400	424,728
6.80%, 05/12/28	200	209,531
6.80%, 11/07/28	200	211,161
7.35%, 03/06/30	200	216,592
4.00%, 11/13/30	200	184,919
7.12%, 11/07/33	200	216,220
6.13%, 03/08/34	200	202,499
General Motors Co.
4.20%, 10/01/27	171	169,532
6.80%, 10/01/27(a)	104	110,116
5.40%, 10/15/29	65	66,638
5.60%, 10/15/32(a)	100	103,152
5.00%, 04/01/35	130	125,968
6.60%, 04/01/36	187	202,338
5.15%, 04/01/38	287	275,138
6.25%, 10/02/43	150	153,929
5.20%, 04/01/45	171	156,735
6.75%, 04/01/46	133	144,757
5.95%, 04/01/49	112	111,014
General Motors Financial Co., Inc.
6.05%, 10/10/25	380	384,665
5.25%, 03/01/26	179	180,201
5.40%, 04/06/26	65	65,786
1.50%, 06/10/26	171	162,656
4.35%, 01/17/27	87	86,810
2.35%, 02/26/27(a)	171	162,784

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Financial Co., Inc. (continued)
5.00%, 04/09/27	$200	$ 202,211
5.35%, 07/15/27	60	61,382
2.70%, 08/20/27	171	162,794
6.00%, 01/09/28(a)	50	52,111
2.40%, 04/10/28(a)	89	82,534
5.80%, 06/23/28(a)	55	57,062
2.40%, 10/15/28(a)	168	153,687
5.80%, 01/07/29	75	78,008
5.65%, 01/17/29(a)	87	89,613
4.30%, 04/06/29	300	293,679
5.55%, 07/15/29(a)	145	149,525
4.90%, 10/06/29	50	50,057
5.85%, 04/06/30(a)	45	46,897
3.60%, 06/21/30	90	84,084
2.70%, 06/10/31	122	105,131
5.60%, 06/18/31	30	30,804
3.10%, 01/12/32	75	65,592
6.40%, 01/09/33(a)	75	79,974
6.10%, 01/07/34	175	182,261
5.95%, 04/04/34	100	103,493
5.45%, 09/06/34	50	49,845
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	133	121,407
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	126,036
PACCAR Financial Corp.
4.95%, 10/03/25	80	80,597
4.45%, 03/30/26	220	221,547
1.10%, 05/11/26(a)	110	105,053
5.20%, 11/09/26(a)	25	25,685
2.00%, 02/04/27	75	71,682
5.00%, 05/13/27	50	51,349
4.45%, 08/06/27	50	50,787
4.60%, 01/10/28	100	101,650
4.60%, 01/31/29(a)	50	51,271
4.00%, 09/26/29	25	24,937
5.00%, 03/22/34(a)	25	26,113
Toyota Motor Corp.
1.34%, 03/25/26(a)	87	83,576
5.28%, 07/13/26	40	40,874
5.12%, 07/13/28	250	260,417
2.76%, 07/02/29(a)	65	61,608
2.36%, 03/25/31	87	78,421
5.12%, 07/13/33(a)	45	48,101
Toyota Motor Credit Corp.
5.40%, 11/10/25	100	101,360
4.80%, 01/05/26(a)	50	50,465
5.20%, 05/15/26(a)	50	50,948
4.45%, 05/18/26	80	80,577
1.13%, 06/18/26	210	200,213
4.55%, 08/07/26(a)	30	30,323
5.00%, 08/14/26	100	101,813
5.40%, 11/20/26	50	51,437
1.90%, 01/13/27(a)	171	163,340
3.05%, 03/22/27	171	167,642
4.55%, 09/20/27	100	101,609
4.63%, 01/12/28(a)	40	40,740
1.90%, 04/06/28	189	176,054
5.25%, 09/11/28	225	234,436
4.65%, 01/05/29	50	51,031
3.65%, 01/08/29	171	168,377
5.05%, 05/16/29	50	51,871
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
4.45%, 06/29/29	$100	$ 101,555
2.15%, 02/13/30	87	78,505
3.38%, 04/01/30	300	287,725
4.55%, 05/17/30	80	81,364
5.10%, 03/21/31	250	260,472
1.90%, 09/12/31	121	103,475
4.70%, 01/12/33	45	45,880
Series B, 5.00%, 03/19/27	50	51,241
		16,451,591
Banks — 5.7%
African Development Bank(a)
4.63%, 01/04/27	1,000	1,019,658
4.38%, 03/14/28	600	614,543
Asian Development Bank
3.75%, 04/25/28(a)	1,000	1,004,157
4.50%, 08/25/28	300	309,602
4.00%, 01/12/33(a)	400	403,838
3.88%, 06/14/33	200	200,305
Asian Infrastructure Investment Bank, 4.88%, 09/14/26(a)	1,000	1,022,080
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 3.30%), 7.88%, 11/15/34(c)	200	229,480
Banco Santander SA
5.18%, 11/19/25	200	200,266
1.85%, 03/25/26	400	384,527
4.25%, 04/11/27	200	199,119
5.29%, 08/18/27	400	409,142
5.59%, 08/08/28	200	208,198
2.75%, 12/03/30	400	353,425
5.44%, 07/15/31	200	209,129
6.92%, 08/08/33	200	221,310
6.94%, 11/07/33	200	231,591
6.35%, 03/14/34(a)	200	214,168
(1-year CMT + 0.90%), 1.72%, 09/14/27(c)	200	189,462
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	200	204,708
(1-year CMT + 1.65%), 6.53%, 11/07/27(c)	200	208,675
Bank of America Corp.
4.45%, 03/03/26	229	229,314
3.50%, 04/19/26	111	109,914
4.25%, 10/22/26(a)	221	220,889
3.25%, 10/21/27(a)	236	230,671
6.11%, 01/29/37	350	386,535
7.75%, 05/14/38	200	252,721
5.88%, 02/07/42	189	211,258
5.00%, 01/21/44	214	217,716
4.88%, 04/01/44(a)	171	170,866
(1-day SOFR + 0.96%), 1.73%, 07/22/27(c)	600	572,813
(1-day SOFR + 1.01%), 1.20%, 10/24/26(c)	189	182,392
(1-day SOFR + 1.05%), 2.55%, 02/04/28(c)	362	347,804
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	341	314,898
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	377	330,567
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	495	428,498
(1-day SOFR + 1.29%), 5.08%, 01/20/27(c)	230	231,870
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	536	478,042
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	457	409,263
(1-day SOFR + 1.34%), 5.93%, 09/15/27(c)	150	154,455
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	291	250,737
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	341	295,853
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(c)	70	49,682
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	250	263,096
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	336	336,532
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	$211	$ 171,349
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	245	251,911
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	690	725,607
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	373	371,208
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	350	377,601
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	140	96,786
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)(c)	520	540,632
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	200	205,021
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	511	384,210
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	155	163,612
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	420	427,382
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	300	272,053
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	610	625,828
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	397	359,900
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	500	486,401
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(c)	471	465,131
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	171	168,985
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	251	237,570
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	171	158,815
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	104	88,861
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	300	294,776
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	249	248,344
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	171	156,386
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	87	85,398
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	171	168,524
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	341	309,693
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(c)	341	337,310
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	257	243,579
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	197	181,920
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)(c)	350	304,056
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	171	144,290
Series L, 4.18%, 11/25/27	171	170,654
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(c)	291	279,714
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	291	259,738
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)(c)	124	97,334
Bank of America N.A.
5.53%, 08/18/26	250	256,686
Series BKNT, 6.00%, 10/15/36	250	276,362
Bank of Montreal
5.30%, 06/05/26	40	40,734
5.27%, 12/11/26	40	40,948
2.65%, 03/08/27	133	128,614
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
5.37%, 06/04/27	$75	$ 77,569
5.20%, 02/01/28(a)	150	154,678
5.72%, 09/25/28	100	105,400
5.51%, 06/04/31	75	79,002
(1-day SOFR + 1.25%), 4.64%, 09/10/30(c)	50	50,518
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	241	207,978
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	87	84,549
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(c)	50	50,374
Bank of Nova Scotia
4.50%, 12/16/25	87	86,788
4.75%, 02/02/26	60	60,396
2.70%, 08/03/26	87	84,795
1.30%, 09/15/26	240	227,345
5.35%, 12/07/26(a)	50	51,267
1.95%, 02/02/27	171	162,754
5.40%, 06/04/27	50	51,559
5.25%, 06/12/28(a)	60	62,137
5.45%, 08/01/29	50	52,316
4.85%, 02/01/30(a)	60	61,400
2.15%, 08/01/31	171	148,037
2.45%, 02/02/32	171	149,032
5.65%, 02/01/34	250	267,686
(1-day SOFR + 1.00%), 4.40%, 09/08/28(c)	50	50,171
(1-day SOFR + 1.44%), 4.74%, 11/10/32(c)	50	50,159
Barclays PLC
4.38%, 01/12/26	200	199,619
5.25%, 08/17/45	250	253,382
4.95%, 01/10/47	200	193,222
(1-day SOFR + 1.56%), 4.94%, 09/10/30(c)	200	201,653
(1-day SOFR + 1.91%), 5.34%, 09/10/35(c)	200	202,226
(1-day SOFR + 2.21%), 5.83%, 05/09/27(c)	200	203,803
(1-day SOFR + 2.42%), 6.04%, 03/12/55(c)	200	218,871
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	200	222,411
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	200	215,473
(1-day SOFR + 3.57%), 7.12%, 06/27/34(c)	200	222,707
(1-year CMT + 1.05%), 2.28%, 11/24/27(c)	222	211,692
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	490	430,028
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	222	171,156
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	300	307,749
(1-year CMT + 3.05%), 7.33%, 11/02/26(c)	200	205,221
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	200	216,014
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	200	230,906
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(c)	400	404,450
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	124	119,674
1.25%, 06/22/26	341	324,735
5.62%, 07/17/26(a)	25	25,630
5.93%, 10/02/26(a)	50	51,660
5.24%, 06/28/27	75	77,059
5.00%, 04/28/28	60	61,461
5.99%, 10/03/28(a)	50	53,110
5.26%, 04/08/29	75	77,935
6.09%, 10/03/33	250	273,085
(1-day SOFR + 0.93%), 4.51%, 09/11/27(c)	50	50,259
(1-day SOFR + 1.34%), 4.63%, 09/11/30(a)(c)	50	50,320
Citibank N.A.
4.93%, 08/06/26	250	253,683
5.80%, 09/29/28(a)	250	264,643
4.84%, 08/06/29	250	255,839
Series BKNT, 5.44%, 04/30/26	250	254,855
Series BKNT, 5.49%, 12/04/26	250	257,213

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citibank N.A. (continued)
Series BKNT, 5.57%, 04/30/34	$250	$ 266,701
Citigroup, Inc.
3.70%, 01/12/26	171	169,848
4.60%, 03/09/26	280	280,744
3.40%, 05/01/26	237	233,885
3.20%, 10/21/26	427	418,236
4.30%, 11/20/26(a)	53	52,946
4.45%, 09/29/27(a)	250	250,348
4.13%, 07/25/28(a)	130	128,946
6.63%, 06/15/32	74	81,978
6.13%, 08/25/36	184	200,009
8.13%, 07/15/39	100	132,686
5.88%, 01/30/42	127	139,499
6.68%, 09/13/43	87	102,590
5.30%, 05/06/44	87	88,512
4.65%, 07/30/45	130	123,661
4.75%, 05/18/46	257	241,141
4.65%, 07/23/48(a)	257	242,436
(1-day SOFR + 0.77%), 1.12%, 01/28/27(c)	376	359,720
(1-day SOFR + 0.77%), 1.46%, 06/09/27(c)	400	381,093
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	171	155,793
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	207	181,937
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	484	420,071
(1-day SOFR + 1.28%), 3.07%, 02/24/28(c)	171	166,196
(1-day SOFR + 1.34%), 4.54%, 09/19/30(a)(c)	250	250,290
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	257	229,544
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	320	328,717
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	87	65,558
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	171	159,135
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	250	260,754
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	150	151,268
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	713	667,910
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	200	208,869
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)(c)	500	503,982
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)(c)	457	411,260
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(c)	200	219,703
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)(c)	300	320,098
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	410	407,154
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	341	332,886
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	200	178,193
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	200	198,038
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	177	173,332
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	171	167,954
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)	171	169,282
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	171	151,535
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	100	99,718
Citizens Financial Group, Inc.
2.85%, 07/27/26(a)	257	248,862
2.50%, 02/06/30	61	54,268
2.64%, 09/30/32	100	82,458
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	75	77,779
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	200	208,054
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	61	60,389
Comerica, Inc., 4.00%, 02/01/29(a)	171	165,547
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
5.75%, 12/01/43	$250	$ 267,663
Series BKNT, 5.25%, 05/24/41	176	185,905
Corp. Andina de Fomento, 5.00%, 01/24/29	300	308,961
Council of Europe Development Bank, 3.75%, 05/25/26	500	499,456
Deutsche Bank AG, 4.10%, 01/13/26(a)	62	61,576
Deutsche Bank AG/New York
5.37%, 09/09/27	200	205,828
(1-day SOFR + 1.22%), 2.31%, 11/16/27(c)	353	335,831
(1-day SOFR + 1.32%), 2.55%, 01/07/28(c)	192	183,021
(1-day SOFR + 1.70%), 5.00%, 09/11/30(c)	150	150,809
(1-day SOFR + 2.05%), 5.40%, 09/11/35(c)	150	150,968
(1-day SOFR + 2.52%), 7.15%, 07/13/27(c)	150	156,134
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	200	179,488
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	496	462,367
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	150	158,795
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	200	215,415
Discover Bank, Series BKNT, 3.45%, 07/27/26	250	244,736
European Investment Bank
3.88%, 03/15/28	1,000	1,008,714
3.63%, 07/15/30	1,000	998,002
3.75%, 02/14/33(a)	1,000	992,975
Fifth Third Bancorp
2.55%, 05/05/27	121	115,983
3.95%, 03/14/28	200	197,458
8.25%, 03/01/38	75	94,454
(1-day SOFR + 0.69%), 1.71%, 11/01/27(c)	171	161,797
(1-day SOFR + 1.36%), 4.06%, 04/25/28(c)	61	60,308
(1-day SOFR + 1.66%), 4.34%, 04/25/33(c)	61	58,602
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	200	208,904
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	100	100,772
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	100	105,334
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	78,423
Goldman Sachs Bank USA/New York(c)
(1-day SOFR + 0.75%), 5.41%, 05/21/27	175	177,833
Series BKNT, (1-day SOFR + 0.78%), 5.28%, 03/18/27	125	126,615
Goldman Sachs Group, Inc.
4.25%, 10/21/25	181	180,326
3.75%, 02/25/26	217	215,602
3.50%, 11/16/26	341	335,885
5.95%, 01/15/27	87	90,196
3.85%, 01/26/27(a)	341	338,057
2.60%, 02/07/30	341	313,077
3.80%, 03/15/30	200	194,566
6.45%, 05/01/36	110	123,561
6.75%, 10/01/37	651	749,619
6.25%, 02/01/41	171	194,380
4.80%, 07/08/44	214	208,910
5.15%, 05/22/45	257	256,915
4.75%, 10/21/45	200	194,366
(1-day SOFR + 0.80%), 1.43%, 03/09/27(c)	427	408,432
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)(c)	341	323,171
(1-day SOFR + 0.91%), 1.95%, 10/21/27(c)	283	269,788
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	250	213,854
(1-day SOFR + 1.11%), 2.64%, 02/24/28(c)	197	189,354
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)(c)	200	205,215
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	477	413,678
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	274	240,728
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	205	215,445
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	450	397,672
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	$391	$ 351,795
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	150	114,033
(1-day SOFR + 1.51%), 4.39%, 06/15/27(c)	125	125,276
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	171	136,356
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	315	338,467
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	200	207,177
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	216	175,894
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	200	201,057
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	250	269,210
(1-day SOFR + 1.85%), 3.62%, 03/15/28(c)	100	98,384
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)(c)	200	225,797
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	341	334,315
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	371	368,837
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	341	309,440
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	171	161,211
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	427	420,240
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	250	296,993
HSBC Holdings PLC
4.38%, 11/23/26	390	388,361
6.50%, 05/02/36	297	322,458
6.50%, 09/15/37	460	506,585
6.80%, 06/01/38	250	282,023
6.10%, 01/14/42(a)	171	196,588
5.25%, 03/14/44(a)	232	230,564
(1-day SOFR + 1.06%), 5.60%, 05/17/28(c)	200	205,613
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	200	207,929
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	200	210,686
(1-day SOFR + 1.57%), 5.89%, 08/14/27(c)	400	410,855
(1-day SOFR + 1.78%), 5.72%, 03/04/35(a)(c)	200	212,535
(1-day SOFR + 1.97%), 6.16%, 03/09/29(a)(c)	200	210,569
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	200	201,434
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	349	317,699
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	300	327,720
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	285	281,030
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	600	612,203
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	225	254,154
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	200	218,833
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	200	229,642
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	300	356,714
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(c)	211	208,828
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	211	205,595
(1-day SOFR + 3.03%), 7.34%, 11/03/26(c)	300	308,488
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	215	232,759
Huntington Bancshares, Inc.(c)
(1-day SOFR + 1.97%), 4.44%, 08/04/28(a)	260	260,337
(1-day SOFR + 2.05%), 5.02%, 05/17/33	73	72,467
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35	100	104,106
Huntington National Bank
5.65%, 01/10/30	250	261,630
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(a)(c)	280	280,210
ING Groep NV
3.95%, 03/29/27	250	248,017
(1-day SOFR + 1.01%), 1.73%, 04/01/27(c)	350	335,890
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	200	207,001
Security	Par (000)	Value
Banks (continued)
ING Groep NV (continued)
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	$200	$ 209,636
(1-day SOFR + 1.83%), 4.02%, 03/28/28(c)	211	209,456
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	200	218,129
Inter-American Development Bank
4.00%, 01/12/28(a)	500	505,744
3.50%, 04/12/33(a)	1,000	973,125
4.50%, 09/13/33	300	313,634
International Bank for Reconstruction & Development
3.50%, 07/12/28(a)	1,000	996,186
4.63%, 08/01/28	750	777,006
3.88%, 02/14/30(a)	1,000	1,010,041
4.00%, 01/10/31	750	761,062
4.75%, 11/14/33	200	213,233
International Finance Corp., 4.50%, 07/13/28	500	516,560
JPMorgan Chase & Co.
3.30%, 04/01/26	87	85,906
3.20%, 06/15/26	171	168,493
2.95%, 10/01/26	500	490,021
7.63%, 10/15/26	87	92,875
4.13%, 12/15/26	87	86,964
4.25%, 10/01/27	87	87,606
3.63%, 12/01/27(a)	171	168,423
6.40%, 05/15/38	389	458,560
5.50%, 10/15/40	66	70,654
5.60%, 07/15/41	96	104,319
5.40%, 01/06/42(a)	71	75,409
5.63%, 08/16/43	87	94,571
4.85%, 02/01/44	74	73,700
4.95%, 06/01/45	214	213,707
(1-day SOFR + 0.77%), 1.47%, 09/22/27(c)	171	161,969
(1-day SOFR + 0.89%), 1.58%, 04/22/27(c)	875	838,223
(1-day SOFR + 0.93%), 5.57%, 04/22/28(c)	250	257,767
(1-day SOFR + 0.93%), 4.98%, 07/22/28(a)(c)	60	61,170
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	240	222,044
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	341	293,010
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	150	154,234
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	250	262,398
(1-day SOFR + 1.17%), 2.95%, 02/24/28(c)	111	107,655
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	276	242,782
(1-day SOFR + 1.19%), 5.04%, 01/23/28(c)	105	106,756
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	403	362,661
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	225	230,761
(1-day SOFR + 1.33%), 6.07%, 10/22/27(c)	195	202,098
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	235	243,155
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	375	391,100
(1-day SOFR + 1.46%), 3.16%, 04/22/42(c)	392	314,468
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	165	177,807
(1-day SOFR + 1.56%), 4.32%, 04/26/28(c)	472	472,942
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	185	197,216
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	400	308,364
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	555	580,113
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	200	201,801
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	267	267,057
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	655	728,486
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	445	465,655
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	200	203,488
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	275	249,785
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	445	454,514
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	291	215,005
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(c)	200	212,053
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(c)	600	573,631

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	$171	$ 146,989
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	471	459,986
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(a)(c)	400	356,734
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	581	574,801
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(a)(c)	171	166,319
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	100	85,448
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(c)	200	198,856
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	400	370,563
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	257	189,629
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	202	201,248
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	427	428,980
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(c)	341	337,277
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	171	156,223
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	300	294,576
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	427	368,771
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	87	75,966
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	171	155,064
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	189	152,206
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	341	313,634
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(a)(c)	341	342,828
JPMorgan Chase Bank NA, Class BN, 5.11%, 12/08/26	250	255,621
KeyBank NA/Cleveland OH
5.00%, 01/26/33	250	247,728
Series BKNT, 5.85%, 11/15/27(a)	250	259,230
KeyCorp.
2.25%, 04/06/27(a)	87	82,290
2.55%, 10/01/29(a)	87	78,831
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(a)(c)	105	102,795
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(c)	100	108,726
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26	741	710,315
3.63%, 04/01/26(a)	1,500	1,495,225
3.00%, 05/20/27	700	688,694
3.75%, 02/15/28	400	401,794
3.88%, 06/15/28	700	706,579
1.75%, 09/14/29	257	235,347
4.13%, 07/15/33(a)	1,400	1,426,729
4.38%, 02/28/34	500	519,950
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30(a)	341	290,000
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
3.75%, 01/11/27(a)	$1,000	$ 988,954
4.34%, 01/09/48	249	211,495
(1-year CMT + 1.07%), 5.72%, 06/05/30(a)(c)	200	209,578
(1-year CMT + 1.48%), 5.99%, 08/07/27(c)	250	256,601
(1-year CMT + 1.70%), 5.87%, 03/06/29(c)	200	208,609
(1-year CMT + 1.75%), 5.68%, 01/05/35(a)(c)	200	210,399
(1-year CMT + 1.80%), 3.75%, 03/18/28(c)	222	218,634
(1-year CMT + 2.30%), 4.98%, 08/11/33(a)(c)	200	201,993
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	225	263,291
M&T Bank Corp.(c)
(1-day SOFR + 1.85%), 5.05%, 01/27/34(a)	200	198,380
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	100,135
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	340	342,118
4.65%, 01/27/26	250	249,800
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	500	496,946
2.76%, 09/13/26(a)	250	243,357
3.29%, 07/25/27(a)	171	167,616
3.96%, 03/02/28	171	170,185
3.74%, 03/07/29	341	335,228
2.56%, 02/25/30	349	318,006
4.29%, 07/26/38	87	83,942
3.75%, 07/18/39	200	178,929
(1-year CMT + 0.83%), 2.34%, 01/19/28(c)	220	210,527
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	200	173,526
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	215	187,548
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	200	210,255
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	177,645
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	220	218,796
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	200	205,968
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	200	204,080
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	250	257,650
(1-year CMT + 2.13%), 5.47%, 09/13/33(c)	200	211,277
Mizuho Financial Group, Inc.
2.56%, 09/13/31	200	171,644
(1-year CMT + 0.67%), 1.23%, 05/22/27(c)	349	331,570
(1-year CMT + 1.25%), 3.26%, 05/22/30(c)	380	361,116
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	200	209,196
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	200	213,323
(1-year CMT + 2.05%), 5.41%, 09/13/28(c)	520	536,095
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	520	550,249
Morgan Stanley
5.00%, 11/24/25	214	215,050
3.88%, 01/27/26	300	298,674
3.13%, 07/27/26	87	85,450
4.35%, 09/08/26	257	257,617
3.63%, 01/20/27	341	337,925
3.95%, 04/23/27	287	284,143
3.59%, 07/22/28(c)	384	376,264
7.25%, 04/01/32(a)	50	59,389
3.97%, 07/22/38(c)	171	154,971
6.38%, 07/24/42	181	213,788
4.30%, 01/27/45	171	157,559
4.38%, 01/22/47	257	237,310
(1-day SOFR + 0.72%), 0.99%, 12/10/26(c)	307	294,164
(1-day SOFR + 0.86%), 1.51%, 07/20/27(c)	326	310,015
(1-day SOFR + 0.88%), 1.59%, 05/04/27(c)	366	350,221
(1-day SOFR + 1.00%), 2.48%, 01/21/28(c)	244	234,319
(1-day SOFR + 1.01%), 5.65%, 04/13/28(c)	225	232,277
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	300	254,534
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	$338	$ 286,108
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	341	312,319
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	387	333,184
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	281	245,284
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)(c)	225	231,216
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	390	410,247
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	343	306,384
(1-day SOFR + 1.30%), 5.05%, 01/28/27(c)	105	105,980
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	459	384,068
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(c)	221	152,548
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	250	257,712
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	535	431,359
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	275	285,566
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	285	306,132
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	255	262,104
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	646	644,687
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	540	561,113
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	295	302,446
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	300	313,677
(1-day SOFR + 1.77%), 6.14%, 10/16/26(c)	400	406,252
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	280	300,889
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)(c)	255	263,361
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	340	354,571
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	130	147,036
(1-day SOFR + 2.08%), 4.89%, 07/20/33(a)(c)	70	70,875
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	250	264,290
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)(c)	200	222,407
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	114	114,863
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	400	384,066
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(c)	171	187,285
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	410	403,248
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	211	202,257
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	330	330,722
(5-year CMT + 1.80%), 5.94%, 02/07/39(c)	100	104,995
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	90	94,350
Morgan Stanley Bank NA
Series BKNT, 4.75%, 04/21/26	250	252,305
Series BKNT, 5.88%, 10/30/26	250	259,008
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(c)	250	257,880
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(c)	250	253,770
National Australia Bank Ltd./New York
3.38%, 01/14/26	400	396,607
4.90%, 06/13/28(a)	550	564,565
NatWest Group PLC(c)
(1-year CMT + 1.50%), 5.78%, 03/01/35	200	212,683
(1-year CMT + 2.10%), 6.02%, 03/02/34	200	216,192
(1-year CMT + 2.85%), 7.47%, 11/10/26	500	514,723
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30	450	458,372
(5-year CMT + 2.35%), 3.03%, 11/28/35	300	266,825
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	500	509,382
3.75%, 09/05/29	300	301,202
PNC Bank NA, Series BKNT, 4.05%, 07/26/28	300	297,710
PNC Financial Services Group, Inc.
1.15%, 08/13/26	171	161,861
3.45%, 04/23/29(a)	341	331,380
2.55%, 01/22/30(a)	671	615,447
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
(1-day SOFR + 0.80%), 5.10%, 07/23/27(a)(c)	$125	$ 126,794
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	171	149,126
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	125	130,621
(1-day SOFR + 1.34%), 5.30%, 01/21/28(c)	35	35,817
(1-day SOFR + 1.60%), 5.40%, 07/23/35(a)(c)	60	62,568
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	135	139,525
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	774	805,641
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	205	207,840
(1-day SOFR + 1.95%), 5.94%, 08/18/34(a)(c)	100	107,831
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	295	337,769
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(c)	230	230,833
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(c)	100	104,507
Regions Financial Corp.
1.80%, 08/12/28	341	307,944
(1-day SOFR + 1.49%), 5.72%, 06/06/30(a)(c)	50	51,796
(1-day SOFR + 2.06%), 5.50%, 09/06/35(c)	100	101,763
Royal Bank of Canada
4.88%, 01/12/26	100	100,961
0.88%, 01/20/26	341	327,186
4.65%, 01/27/26	121	121,219
1.20%, 04/27/26	281	268,897
1.15%, 07/14/26	171	162,308
5.20%, 07/20/26(a)	75	76,581
1.40%, 11/02/26	76	72,037
4.88%, 01/19/27	50	50,934
2.05%, 01/21/27	87	83,350
3.63%, 05/04/27	79	78,257
4.24%, 08/03/27(a)	100	100,614
6.00%, 11/01/27	100	105,537
4.90%, 01/12/28(a)	100	102,375
5.20%, 08/01/28	175	181,830
4.95%, 02/01/29	550	567,186
2.30%, 11/03/31	200	174,950
3.88%, 05/04/32	79	76,272
5.00%, 02/01/33	100	103,474
5.00%, 05/02/33	80	82,768
5.15%, 02/01/34	50	51,995
(1-day SOFR + 0.79%), 5.07%, 07/23/27(c)	125	126,908
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	125	128,216
Santander Holdings USA, Inc.
3.24%, 10/05/26	341	331,761
4.40%, 07/13/27	100	99,746
(1-day SOFR + 1.25%), 2.49%, 01/06/28(c)	140	132,703
(1-day SOFR + 1.94%), 5.35%, 09/06/30(c)	100	101,055
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(c)	85	89,164
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	70	73,302
(1-day SOFR + 2.50%), 6.17%, 01/09/30(a)(c)	40	41,756
(1-day SOFR + 2.70%), 6.57%, 06/12/29(c)	28	29,416
(1-day SOFR + 3.28%), 7.66%, 11/09/31(c)	50	56,212
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	200	190,242
(1-day SOFR + 1.22%), 2.47%, 01/11/28	200	190,521
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	211,892
(1-day SOFR + 2.75%), 6.83%, 11/21/26	300	306,276
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28	200	195,583
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	290	294,105
3.78%, 03/09/26(a)	211	209,588
2.63%, 07/14/26	171	166,344
1.40%, 09/17/26	218	206,612
3.01%, 10/19/26	87	84,900
2.17%, 01/14/27	200	191,092

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.36%, 07/12/27	$171	$ 167,741
3.35%, 10/18/27	87	84,964
5.52%, 01/13/28	200	207,411
5.72%, 09/14/28	200	210,012
1.90%, 09/17/28	218	199,135
4.31%, 10/16/28	100	100,637
3.04%, 07/16/29	300	282,606
3.20%, 09/17/29	87	82,102
2.72%, 09/27/29(a)	522	482,041
2.13%, 07/08/30	200	176,406
2.22%, 09/17/31(a)	265	228,246
5.77%, 01/13/33(a)	300	322,576
5.81%, 09/14/33(a)	200	216,642
5.56%, 07/09/34	200	212,260
2.93%, 09/17/41(a)	70	53,657
6.18%, 07/13/43(a)	100	114,148
5.84%, 07/09/44	100	107,761
Synchrony Bank, 5.63%, 08/23/27	250	254,478
Toronto-Dominion Bank
0.75%, 01/06/26	307	294,137
1.20%, 06/03/26(a)	307	292,701
5.53%, 07/17/26	75	76,924
1.25%, 09/10/26	189	179,314
5.26%, 12/11/26	35	35,870
1.95%, 01/12/27(a)	87	83,380
2.80%, 03/10/27	133	128,944
4.98%, 04/05/27	100	102,035
4.11%, 06/08/27(a)	100	99,989
4.69%, 09/15/27	200	203,174
5.52%, 07/17/28	175	183,070
4.99%, 04/05/29	100	103,044
2.00%, 09/10/31(a)	189	163,854
2.45%, 01/12/32	87	76,221
3.20%, 03/10/32	133	121,868
4.46%, 06/08/32	205	203,666
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(c)	87	85,372
Truist Bank, Series BKNT, 3.80%, 10/30/26	250	246,533
Truist Financial Corp.
1.13%, 08/03/27	155	142,430
1.95%, 06/05/30	141	123,731
(1-day SOFR + 0.86%), 1.89%, 06/07/29(a)(c)	171	156,432
(1-day SOFR + 1.37%), 4.12%, 06/06/28(c)	65	64,532
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	280	282,985
(1-day SOFR + 1.57%), 5.15%, 08/05/32(c)	100	102,421
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	35	36,227
(1-day SOFR + 1.63%), 5.90%, 10/28/26(c)	100	101,286
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	130	131,428
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	35	36,872
(1-day SOFR + 2.05%), 6.05%, 06/08/27(c)	55	56,438
(1-day SOFR + 2.24%), 4.92%, 07/28/33(c)	100	98,065
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	100	107,942
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	345	366,765
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	330	361,721
U.S. Bancorp
3.90%, 04/26/28(a)	341	337,908
1.38%, 07/22/30	141	120,404
(1-day SOFR + 0.73%), 2.22%, 01/27/28(c)	87	83,069
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	87	76,198
(1-day SOFR + 1.23%), 4.65%, 02/01/29(a)(c)	150	151,452
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	135	138,957
(1-day SOFR + 1.43%), 5.73%, 10/21/26(c)	70	70,869
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	650	649,543
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp (continued)
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	$160	$ 161,262
(1-day SOFR + 1.88%), 6.79%, 10/26/27(c)	50	52,509
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	55	57,642
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	200	213,333
(1-day SOFR + 2.11%), 4.97%, 07/22/33(a)(c)	425	424,165
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	150	160,159
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	121	102,115
Series V, 2.38%, 07/22/26	87	84,641
Series X, 3.15%, 04/27/27	200	196,015
UBS AG/Stamford CT
5.00%, 07/09/27(a)	250	255,483
7.50%, 02/15/28	250	274,597
UBS Group AG
4.55%, 04/17/26(a)	250	250,629
4.88%, 05/15/45	268	261,998
Wachovia Corp., 5.50%, 08/01/35	100	104,147
Wells Fargo & Co.
3.00%, 04/22/26(a)	300	294,722
4.10%, 06/03/26	345	343,824
3.00%, 10/23/26	300	293,208
4.30%, 07/22/27	257	257,590
4.15%, 01/24/29(a)	371	369,890
5.38%, 11/02/43	155	156,274
5.61%, 01/15/44	214	221,136
4.65%, 11/04/44(a)	270	246,683
3.90%, 05/01/45	197	168,585
4.90%, 11/17/45	257	241,090
4.40%, 06/14/46	244	213,610
4.75%, 12/07/46	275	252,126
(1-day SOFR + 1.07%), 5.71%, 04/22/28(c)	240	247,822
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	425	438,140
(1-day SOFR + 1.50%), 3.35%, 03/02/33(a)(c)	387	353,786
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)	563	552,339
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	530	551,414
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)(c)	390	408,833
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	185	197,942
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	210	212,452
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)(c)	490	514,093
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	465	482,296
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	215	240,256
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	355	337,540
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	500	505,732
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	339	313,332
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	341	268,923
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	257	233,374
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(c)	429	420,749
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	341	316,280
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	257	252,016
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	341	341,386
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	533	522,598
Wells Fargo Bank NA
5.25%, 12/11/26	250	256,264
Series BKNT, 5.45%, 08/07/26	500	511,939
Series BKNT, 6.60%, 01/15/38	250	288,714
Westpac Banking Corp.
5.51%, 11/17/25	100	101,525
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp. (continued)
5.20%, 04/16/26	$100	$ 101,769
2.85%, 05/13/26	87	85,384
1.15%, 06/03/26	171	163,149
4.04%, 08/26/27	100	100,325
5.46%, 11/18/27	250	260,521
3.40%, 01/25/28	87	85,277
5.54%, 11/17/28	100	105,820
1.95%, 11/20/28	171	157,483
5.05%, 04/16/29	100	103,927
2.65%, 01/16/30	138	128,250
2.15%, 06/03/31	240	210,928
6.82%, 11/17/33(a)	55	62,207
4.42%, 07/24/39	171	161,893
3.13%, 11/18/41(a)	59	45,140
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	100	102,471
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	81	70,299
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	237	206,781
(5-year CMT + 2.00%), 4.11%, 07/24/34(c)	150	145,065
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)	130	129,078
		171,589,811
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	597	599,404
4.90%, 02/01/46	882	868,632
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	100	100,403
4.63%, 02/01/44	112	107,262
4.90%, 02/01/46	87	85,557
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	171	171,415
4.75%, 01/23/29(a)	597	612,553
3.50%, 06/01/30(a)	297	288,294
5.00%, 06/15/34(a)	65	67,741
4.38%, 04/15/38	171	164,931
8.20%, 01/15/39(a)	197	264,951
5.45%, 01/23/39	171	183,054
4.35%, 06/01/40	171	161,493
4.95%, 01/15/42	87	86,986
4.60%, 04/15/48	51	48,478
4.44%, 10/06/48	209	193,423
5.55%, 01/23/49	600	646,803
4.75%, 04/15/58	150	144,043
5.80%, 01/23/59	271	305,332
Brown-Forman Corp.
4.75%, 04/15/33(a)	40	40,942
4.00%, 04/15/38	87	80,307
Coca-Cola Co.
2.90%, 05/25/27	87	85,006
1.50%, 03/05/28(a)	171	158,269
2.13%, 09/06/29(a)	171	157,621
3.45%, 03/25/30	87	84,873
2.00%, 03/05/31	158	139,740
2.25%, 01/05/32(a)	291	258,773
5.00%, 05/13/34	75	79,031
4.65%, 08/14/34	50	51,204
2.50%, 06/01/40	171	129,419
2.88%, 05/05/41	87	68,731
2.60%, 06/01/50	171	115,832
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
3.00%, 03/05/51	$140	$ 102,750
2.50%, 03/15/51(a)	257	168,307
5.30%, 05/13/54	75	79,886
5.20%, 01/14/55	50	52,460
2.75%, 06/01/60(a)	75	49,315
5.40%, 05/13/64	275	294,332
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	50	51,989
5.45%, 06/01/34(a)	50	52,696
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	150	138,309
1.85%, 09/01/32	218	178,734
Constellation Brands, Inc.
4.75%, 12/01/25	171	171,591
3.70%, 12/06/26	130	128,703
3.50%, 05/09/27	171	167,993
4.80%, 01/15/29	25	25,455
3.15%, 08/01/29	171	162,234
2.25%, 08/01/31	326	281,841
4.90%, 05/01/33	60	60,626
4.10%, 02/15/48	87	73,601
3.75%, 05/01/50(a)	87	68,724
Diageo Capital PLC
5.20%, 10/24/25	200	202,088
5.38%, 10/05/26	200	204,817
5.50%, 01/24/33	200	213,090
5.63%, 10/05/33	200	215,531
3.88%, 04/29/43	194	170,157
Diageo Investment Corp., 4.25%, 05/11/42	87	79,497
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27(a)	50	51,131
5.05%, 03/15/29	50	51,600
3.95%, 04/15/29	65	64,228
3.20%, 05/01/30	87	82,109
4.05%, 04/15/32(a)	71	69,229
5.30%, 03/15/34	50	52,305
4.50%, 11/15/45	100	91,295
4.42%, 12/15/46	87	78,058
3.80%, 05/01/50	87	70,342
3.35%, 03/15/51	87	64,706
4.50%, 04/15/52	72	65,283
Series 10, 5.20%, 03/15/31	50	52,202
Series 31, 2.25%, 03/15/31(a)	87	76,506
Molson Coors Beverage Co.
3.00%, 07/15/26	200	196,223
5.00%, 05/01/42	100	97,912
4.20%, 07/15/46	187	161,326
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27(a)	50	50,809
4.55%, 02/16/29	50	51,089
4.70%, 02/16/34	50	51,051
PepsiCo, Inc.
5.25%, 11/10/25	75	76,033
4.55%, 02/13/26	60	60,478
2.85%, 02/24/26	87	85,772
2.38%, 10/06/26	171	166,215
5.13%, 11/10/26	75	76,922
3.00%, 10/15/27	87	85,041
3.60%, 02/18/28(a)	50	49,667
4.45%, 05/15/28	60	61,269
4.50%, 07/17/29(a)	75	77,299

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
2.63%, 07/29/29	$171	$ 161,415
2.75%, 03/19/30	341	319,373
1.63%, 05/01/30	104	91,558
1.40%, 02/25/31(a)	206	174,753
1.95%, 10/21/31	169	146,770
3.90%, 07/18/32	70	68,881
4.45%, 02/15/33(a)	60	62,652
4.80%, 07/17/34	75	77,500
2.63%, 10/21/41	87	65,003
4.45%, 04/14/46	300	282,365
3.45%, 10/06/46	89	71,845
3.38%, 07/29/49	75	58,418
2.88%, 10/15/49	87	62,177
3.63%, 03/19/50	121	99,028
2.75%, 10/21/51(a)	257	176,408
4.20%, 07/18/52	25	22,463
4.65%, 02/15/53(a)	60	58,054
5.25%, 07/17/54	75	79,337
		14,239,329
Biotechnology — 0.3%
Amgen, Inc.
2.60%, 08/19/26	124	120,566
5.15%, 03/02/28	330	339,804
4.05%, 08/18/29	330	327,683
5.25%, 03/02/30	345	359,976
2.00%, 01/15/32	240	203,942
3.35%, 02/22/32	73	68,040
4.20%, 03/01/33	330	320,530
5.25%, 03/02/33	365	379,992
3.15%, 02/21/40	171	136,463
2.80%, 08/15/41	189	143,120
4.95%, 10/01/41	341	333,147
5.15%, 11/15/41	87	87,194
5.60%, 03/02/43	330	346,694
4.56%, 06/15/48	87	78,836
3.38%, 02/21/50	171	130,289
4.66%, 06/15/51	300	274,767
3.00%, 01/15/52	240	169,574
4.20%, 02/22/52	60	51,076
4.88%, 03/01/53	55	51,716
5.65%, 03/02/53(a)	445	468,108
2.77%, 09/01/53	71	46,136
4.40%, 02/22/62	275	235,352
5.75%, 03/02/63	310	327,214
Baxalta, Inc., 5.25%, 06/23/45	78	78,078
Biogen, Inc.
2.25%, 05/01/30	138	123,242
3.15%, 05/01/50	193	133,425
3.25%, 02/15/51(a)	104	73,133
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	60	58,558
3.70%, 03/15/32(a)	67	62,045
Gilead Sciences, Inc.
3.65%, 03/01/26	227	225,167
2.95%, 03/01/27	87	84,844
1.20%, 10/01/27	62	57,152
1.65%, 10/01/30	183	158,001
5.25%, 10/15/33	50	52,735
4.60%, 09/01/35	231	231,577
2.60%, 10/01/40(a)	100	74,845
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
5.65%, 12/01/41	$181	$ 194,277
4.80%, 04/01/44	189	182,573
4.75%, 03/01/46	257	245,953
4.15%, 03/01/47	197	172,605
2.80%, 10/01/50	200	136,020
5.55%, 10/15/53(a)	105	112,711
Illumina, Inc.
5.80%, 12/12/25	100	101,304
4.65%, 09/09/26	25	25,156
5.75%, 12/13/27	100	103,880
2.55%, 03/23/31	55	47,816
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	120,967
2.80%, 09/15/50	144	94,769
Royalty Pharma PLC
1.75%, 09/02/27	257	239,484
5.15%, 09/02/29	50	51,285
2.15%, 09/02/31	59	50,277
5.40%, 09/02/34	50	51,292
3.30%, 09/02/40	171	132,408
3.35%, 09/02/51	87	60,123
5.90%, 09/02/54(a)	50	51,799
		8,587,720
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	200	195,152
2.13%, 02/09/31(a)	200	174,424
4.50%, 11/28/34	250	246,145
2.70%, 02/09/41	200	147,226
4.20%, 12/06/47(a)	249	217,352
3.15%, 02/09/51	284	202,752
Amazon.com, Inc.
1.00%, 05/12/26	291	278,230
3.30%, 04/13/27	250	246,807
1.20%, 06/03/27	341	318,632
1.65%, 05/12/28	291	269,530
3.45%, 04/13/29	238	234,423
4.65%, 12/01/29	400	413,390
1.50%, 06/03/30	211	184,600
2.10%, 05/12/31	341	301,862
3.60%, 04/13/32	354	342,090
4.70%, 12/01/32(a)	400	415,831
4.80%, 12/05/34	104	108,782
3.88%, 08/22/37	171	160,813
2.88%, 05/12/41	240	191,069
4.95%, 12/05/44	87	90,371
4.05%, 08/22/47	400	360,010
2.50%, 06/03/50(a)	171	112,970
3.10%, 05/12/51	200	148,573
3.95%, 04/13/52(a)	354	307,700
4.25%, 08/22/57	341	308,669
2.70%, 06/03/60	171	109,934
3.25%, 05/12/61	121	87,700
4.10%, 04/13/62(a)	121	104,469
eBay, Inc.
1.40%, 05/10/26	70	66,943
3.60%, 06/05/27	171	169,072
2.70%, 03/11/30	171	157,666
2.60%, 05/10/31(a)	201	179,595
4.00%, 07/15/42	50	42,643
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Broadline Retail (continued)
eBay, Inc. (continued)
3.65%, 05/10/51	$87	$ 66,889
JD.com, Inc., 3.38%, 01/14/30(a)	200	190,530
		7,152,844
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	77	74,408
2.72%, 02/15/30	200	184,903
5.90%, 03/15/34(a)	96	104,775
3.38%, 04/05/40	171	141,263
3.58%, 04/05/50	201	158,455
6.20%, 03/15/54	75	86,600
Eagle Materials, Inc., 2.50%, 07/01/31	67	59,215
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	87	82,144
5.88%, 06/01/33(a)	38	40,783
4.50%, 03/25/52	87	73,283
Johnson Controls International PLC
4.50%, 02/15/47	87	78,035
4.95%, 07/02/64(d)	64	59,888
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	52,292
1.75%, 09/15/30	70	60,694
2.00%, 09/16/31	121	103,504
4.90%, 12/01/32	65	66,365
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	85,363
2.40%, 07/15/31	58	50,619
4.25%, 12/15/47	87	75,370
3.20%, 07/15/51	75	53,829
Series CB, 2.50%, 03/15/30(a)	171	156,026
Masco Corp.
1.50%, 02/15/28	65	59,179
2.00%, 02/15/31(a)	87	75,120
3.13%, 02/15/51	73	50,635
Mohawk Industries, Inc.(a)
5.85%, 09/18/28	50	52,727
3.63%, 05/15/30	75	72,086
Owens Corning
5.50%, 06/15/27(a)	25	25,811
3.88%, 06/01/30	75	72,373
5.70%, 06/15/34(a)	55	58,388
4.40%, 01/30/48	171	145,016
5.95%, 06/15/54	75	79,600
Trane Technologies Financing Ltd.
4.65%, 11/01/44	30	28,373
4.50%, 03/21/49	87	80,048
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	87	76,942
Vulcan Materials Co.
3.90%, 04/01/27(a)	171	170,500
4.50%, 06/15/47	87	78,194
		2,972,806
Building Products — 0.3%
Home Depot, Inc.
5.15%, 06/25/26	125	127,564
2.13%, 09/15/26(a)	87	84,105
4.95%, 09/30/26	50	50,988
2.50%, 04/15/27	140	135,293
2.88%, 04/15/27	79	77,141
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
4.88%, 06/25/27	$80	$ 82,078
2.80%, 09/14/27	87	84,536
0.90%, 03/15/28	117	105,859
1.50%, 09/15/28(a)	87	79,358
3.90%, 12/06/28(a)	78	77,795
4.90%, 04/15/29	50	51,799
2.95%, 06/15/29	102	97,387
4.75%, 06/25/29(a)	70	72,150
2.70%, 04/15/30	75	69,768
1.38%, 03/15/31	275	231,536
4.85%, 06/25/31(a)	105	108,842
1.88%, 09/15/31(a)	87	74,899
3.25%, 04/15/32	266	248,913
4.50%, 09/15/32(a)	200	204,563
4.95%, 06/25/34(a)	320	332,681
5.88%, 12/16/36	274	306,367
3.30%, 04/15/40	189	157,959
5.40%, 09/15/40	87	92,228
5.95%, 04/01/41	87	97,731
4.20%, 04/01/43	130	118,757
4.88%, 02/15/44	100	99,442
4.40%, 03/15/45	214	199,309
4.25%, 04/01/46	171	155,516
3.90%, 06/15/47	171	146,051
4.50%, 12/06/48	171	159,918
3.13%, 12/15/49	104	76,787
2.38%, 03/15/51	155	97,298
2.75%, 09/15/51	87	58,815
3.63%, 04/15/52	177	142,420
4.95%, 09/15/52(a)	80	79,813
5.30%, 06/25/54	140	147,135
Lowe’s Cos., Inc.
4.80%, 04/01/26	60	60,480
2.50%, 04/15/26	164	160,189
3.35%, 04/01/27(a)	75	73,632
3.10%, 05/03/27	300	292,524
1.30%, 04/15/28(a)	146	132,523
1.70%, 09/15/28(a)	97	88,368
3.65%, 04/05/29	87	84,901
4.50%, 04/15/30(a)	171	173,200
1.70%, 10/15/30	79	67,949
2.63%, 04/01/31	171	153,671
3.75%, 04/01/32	403	384,568
5.00%, 04/15/33	100	103,131
5.15%, 07/01/33(a)	75	78,165
5.00%, 04/15/40	171	169,025
2.80%, 09/15/41	72	52,867
4.38%, 09/15/45	171	150,957
3.70%, 04/15/46	227	180,553
4.05%, 05/03/47	150	125,743
3.00%, 10/15/50(a)	211	143,437
3.50%, 04/01/51	171	126,399
4.25%, 04/01/52	67	56,725
5.63%, 04/15/53	20	20,817
4.45%, 04/01/62	75	63,542
5.80%, 09/15/62	120	125,736
5.85%, 04/01/63	110	116,549
		7,718,452
Capital Markets — 0.5%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	100	103,955

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Ares Capital Corp.
3.88%, 01/15/26	$171	$ 168,509
2.88%, 06/15/28	178	164,180
5.88%, 03/01/29	235	240,646
3.20%, 11/15/31	87	75,501
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	70	66,417
Bank of New York Mellon Corp.
2.80%, 05/04/26	70	68,573
1.05%, 10/15/26	171	161,337
2.05%, 01/26/27	71	67,984
3.25%, 05/16/27	130	127,506
1.65%, 07/14/28	75	68,815
3.85%, 04/26/29(a)	118	117,070
3.30%, 08/23/29	171	163,566
1.80%, 07/28/31(a)	51	43,765
2.50%, 01/26/32(a)	87	76,667
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	100	101,850
(1-day SOFR + 1.03%), 4.95%, 04/26/27(c)	100	100,968
(1-day SOFR + 1.09%), 4.98%, 03/14/30(c)	150	154,928
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	100	99,509
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	100	101,170
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	100	103,473
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	100	98,131
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	150	155,731
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	100	100,668
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	75	80,673
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	115	116,673
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	25	26,241
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	75	84,766
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	80	83,857
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	180	194,969
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(c)	91	89,576
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	100	102,444
BGC Group, Inc., 6.60%, 06/10/29	25	25,861
Blackstone Private Credit Fund
2.63%, 12/15/26	75	70,916
3.25%, 03/15/27(a)	206	196,323
7.30%, 11/27/28(b)	25	26,604
5.95%, 07/16/29(a)(b)	225	229,093
6.25%, 01/25/31(a)(b)	25	25,682
Blackstone Secured Lending Fund
5.88%, 11/15/27	25	25,421
2.85%, 09/30/28	210	191,580
Blue Owl Capital Corp.
3.40%, 07/15/26	171	165,547
2.63%, 01/15/27(a)	75	70,781
Blue Owl Capital Corp. III, 3.13%, 04/13/27(a)	70	66,189
Blue Owl Credit Income Corp.
4.70%, 02/08/27	40	39,248
7.95%, 06/13/28	75	80,142
7.75%, 01/15/29(a)	200	213,324
6.60%, 09/15/29(b)	50	51,294
5.80%, 03/15/30(b)	100	99,049
6.65%, 03/15/31	40	40,855
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32(a)	86	73,662
Brookfield Finance, Inc.
4.25%, 06/02/26(a)	171	170,859
3.90%, 01/25/28(a)	181	178,513
4.85%, 03/29/29	200	203,938
4.35%, 04/15/30	87	86,214
Security	Par (000)	Value
Capital Markets (continued)
Brookfield Finance, Inc. (continued)
2.72%, 04/15/31	$107	$ 95,994
6.35%, 01/05/34	250	275,044
5.68%, 01/15/35(a)	50	52,480
4.70%, 09/20/47	87	80,427
3.50%, 03/30/51	79	59,569
3.63%, 02/15/52	61	46,031
5.97%, 03/04/54(a)	50	54,305
Charles Schwab Corp.
0.90%, 03/11/26	289	275,299
1.15%, 05/13/26	141	134,402
5.88%, 08/24/26	40	41,157
2.45%, 03/03/27	82	78,751
3.20%, 01/25/28	171	165,963
2.00%, 03/20/28(a)	140	130,458
3.25%, 05/22/29	70	67,275
4.63%, 03/22/30(a)	200	204,408
1.65%, 03/11/31(a)	87	73,743
2.30%, 05/13/31(a)	171	151,011
2.90%, 03/03/32(a)	140	125,764
(1-day SOFR + 1.88%), 6.20%, 11/17/29(c)	100	106,899
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	300	321,237
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	200	230,864
FS KKR Capital Corp.
2.63%, 01/15/27	71	66,777
3.25%, 07/15/27(a)	87	82,396
3.13%, 10/12/28(a)	87	79,016
6.88%, 08/15/29	75	78,084
Golub Capital BDC, Inc.
2.50%, 08/24/26	70	66,387
6.00%, 07/15/29	200	203,215
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)	50	51,182
Hercules Capital, Inc., 3.38%, 01/20/27	70	66,644
Jefferies Financial Group, Inc.
4.85%, 01/15/27	171	173,106
5.88%, 07/21/28	120	125,178
4.15%, 01/23/30	171	166,997
2.63%, 10/15/31	71	61,585
2.75%, 10/15/32	141	120,284
6.20%, 04/14/34	275	294,385
Lazard Group LLC
4.50%, 09/19/28	100	99,546
6.00%, 03/15/31	200	210,899
Main Street Capital Corp.
3.00%, 07/14/26	70	67,059
6.50%, 06/04/27	25	25,556
6.95%, 03/01/29	25	26,078
Nomura Holdings, Inc.
1.65%, 07/14/26	200	190,458
2.33%, 01/22/27	222	211,273
5.84%, 01/18/28	200	207,729
2.17%, 07/14/28	400	366,634
2.71%, 01/22/29(a)	222	205,540
5.61%, 07/06/29(a)	200	208,571
3.10%, 01/16/30	200	184,927
2.61%, 07/14/31	200	173,921
Northern Trust Corp.
4.00%, 05/10/27	102	102,166
3.65%, 08/03/28(a)	87	86,068
3.15%, 05/03/29	87	83,915
6.13%, 11/02/32(a)	130	143,552
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	103,980
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Prospect Capital Corp.(a)
3.36%, 11/15/26	$82	$ 76,317
3.44%, 10/15/28	75	65,423
State Street Corp.
2.65%, 05/19/26(a)	171	167,282
5.27%, 08/03/26(a)	100	102,118
4.99%, 03/18/27	100	102,364
2.40%, 01/24/30(a)	75	69,199
(1-day SOFR + 0.56%), 1.68%, 11/18/27(c)	155	147,177
(1-day SOFR + 0.73%), 2.20%, 02/07/28(c)	61	58,352
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	67	59,118
(1-day SOFR + 1.02%), 4.53%, 02/20/29(c)	175	176,778
(1-day SOFR + 1.35%), 5.75%, 11/04/26(c)	45	45,599
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	100	105,549
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	70	64,713
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	80	80,961
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	100	99,419
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	60	63,058
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	25	24,321
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(c)	60	62,411
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	50	54,582
(1-day SOFR + 2.65%), 3.15%, 03/30/31(c)	171	161,708
		14,731,851
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	102	99,268
1.85%, 05/15/27	73	69,345
4.60%, 02/08/29(a)	100	102,419
2.05%, 05/15/30	75	67,380
4.75%, 02/08/31(a)	100	103,487
4.80%, 03/03/33(a)	70	72,308
4.85%, 02/08/34(a)	100	103,118
2.70%, 05/15/40	87	66,731
2.80%, 05/15/50	111	76,755
Albemarle Corp.(a)
5.45%, 12/01/44	60	56,921
5.65%, 06/01/52	50	46,839
Cabot Corp., 5.00%, 06/30/32	100	101,376
Celanese U.S. Holdings LLC
1.40%, 08/05/26	70	66,053
6.17%, 07/15/27	200	207,241
6.35%, 11/15/28	90	95,025
6.33%, 07/15/29	165	174,970
6.55%, 11/15/30	100	107,789
6.38%, 07/15/32(a)	70	74,838
6.70%, 11/15/33	55	60,174
CF Industries, Inc.
5.15%, 03/15/34	87	88,011
4.95%, 06/01/43	87	81,830
5.38%, 03/15/44	87	85,613
Dow Chemical Co.
4.80%, 11/30/28	75	76,542
6.30%, 03/15/33(a)	50	55,147
5.15%, 02/15/34(a)	25	25,686
9.40%, 05/15/39	69	96,167
5.25%, 11/15/41	74	73,220
4.38%, 11/15/42	87	76,697
5.55%, 11/30/48	171	172,860
4.80%, 05/15/49(a)	100	91,252
3.60%, 11/15/50	87	65,546
6.90%, 05/15/53	150	179,858
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (continued)
5.60%, 02/15/54(a)	$125	$ 129,106
DuPont de Nemours, Inc.
4.73%, 11/15/28	257	261,907
5.32%, 11/15/38(a)	130	141,564
5.42%, 11/15/48(a)	257	284,240
Eastman Chemical Co.
4.50%, 12/01/28(a)	71	71,378
5.00%, 08/01/29	25	25,594
5.75%, 03/08/33	40	42,278
4.80%, 09/01/42	87	80,965
4.65%, 10/15/44	71	64,312
Ecolab, Inc.
5.25%, 01/15/28(a)	75	78,029
4.80%, 03/24/30	87	89,784
1.30%, 01/30/31(a)	140	117,582
2.13%, 02/01/32(a)	171	148,591
2.13%, 08/15/50	140	83,880
2.70%, 12/15/51	124	83,334
EIDP, Inc., 2.30%, 07/15/30(a)	140	126,474
FMC Corp.
5.15%, 05/18/26	40	40,366
3.20%, 10/01/26	55	53,690
3.45%, 10/01/29	60	56,216
5.65%, 05/18/33(a)	40	41,369
4.50%, 10/01/49	58	47,905
6.38%, 05/18/53(a)	40	42,842
Huntsman International LLC
2.95%, 06/15/31	65	56,173
5.70%, 10/15/34	25	24,795
International Flavors & Fragrances, Inc.
4.45%, 09/26/28(a)	87	87,335
4.38%, 06/01/47	87	73,123
5.00%, 09/26/48	87	80,093
Linde, Inc.
4.70%, 12/05/25	100	100,705
3.20%, 01/30/26	87	86,020
1.10%, 08/10/30	155	131,865
2.00%, 08/10/50	122	71,403
LYB International Finance BV
5.25%, 07/15/43	75	73,026
4.88%, 03/15/44(a)	62	57,599
LYB International Finance III LLC
1.25%, 10/01/25	74	71,539
2.25%, 10/01/30(a)	117	103,598
5.63%, 05/15/33(a)	40	42,480
5.50%, 03/01/34	75	78,008
3.38%, 10/01/40	94	74,138
4.20%, 10/15/49	144	118,071
4.20%, 05/01/50(a)	87	71,441
3.63%, 04/01/51	127	94,651
3.80%, 10/01/60(a)	70	51,577
Mosaic Co.
4.05%, 11/15/27	171	169,356
5.38%, 11/15/28(a)	50	51,792
5.45%, 11/15/33(a)	214	221,104
Nutrien Ltd.
5.95%, 11/07/25	100	101,560
4.00%, 12/15/26	87	86,354
5.20%, 06/21/27	50	51,276
4.90%, 03/27/28(a)	30	30,593
2.95%, 05/13/30	171	159,040

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd. (continued)
5.40%, 06/21/34(a)	$50	$ 51,753
4.90%, 06/01/43	87	81,978
5.25%, 01/15/45	50	49,046
5.00%, 04/01/49	130	123,003
3.95%, 05/13/50	87	69,966
5.80%, 03/27/53	100	106,058
PPG Industries, Inc.
1.20%, 03/15/26	74	70,690
2.80%, 08/15/29	171	159,733
Rohm and Haas Co., 7.85%, 07/15/29	125	142,111
RPM International, Inc.
2.95%, 01/15/32	86	76,218
5.25%, 06/01/45	87	84,903
Sherwin-Williams Co.
3.95%, 01/15/26	87	86,424
3.45%, 06/01/27	87	85,554
2.95%, 08/15/29	108	101,587
2.20%, 03/15/32(a)	189	163,125
4.50%, 06/01/47	171	156,011
3.80%, 08/15/49(a)	153	123,172
Westlake Corp.
3.60%, 08/15/26	87	85,800
3.38%, 06/15/30	75	70,875
5.00%, 08/15/46(a)	130	122,930
3.13%, 08/15/51(a)	110	74,364
		9,535,888
Commercial Services & Supplies — 0.3%
American University, Series 2019, 3.67%, 04/01/49(a)	60	49,770
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	92,851
1.25%, 09/01/30	341	292,382
4.45%, 09/09/34(a)	50	50,116
Block Financial LLC, 2.50%, 07/15/28(a)	89	82,678
Brown University, Series A, 2.92%, 09/01/50	75	56,086
California Endowment, Series 2021, 2.50%, 04/01/51(a)	84	55,534
California Institute of Technology, 3.65%, 09/01/2119	171	122,490
Cintas Corp. No. 2
3.70%, 04/01/27	87	86,414
4.00%, 05/01/32	61	59,809
Duke University
Series 2020, 2.68%, 10/01/44	75	57,077
Series 2020, 2.83%, 10/01/55	88	61,575
Emory University, Series 2020, 2.97%, 09/01/50	62	45,114
Equifax, Inc.
5.10%, 12/15/27	70	71,546
5.10%, 06/01/28	40	40,964
4.80%, 09/15/29	40	40,453
2.35%, 09/15/31	171	148,424
Ford Foundation
Series 2020, 2.42%, 06/01/50(a)	60	39,550
Series 2020, 2.82%, 06/01/70	70	44,594
GATX Corp.
3.25%, 09/15/26(a)	130	127,147
3.85%, 03/30/27	87	85,774
4.70%, 04/01/29(a)	171	172,551
3.50%, 06/01/32(a)	50	45,826
4.90%, 03/15/33	145	144,817
5.45%, 09/15/33	100	103,473
6.05%, 03/15/34	50	53,869
Security	Par (000)	Value
Commercial Services & Supplies (continued)
GATX Corp. (continued)
6.90%, 05/01/34	$25	$ 28,465
6.05%, 06/05/54	50	54,061
George Washington University
4.87%, 09/15/45(a)	74	73,436
Series 2014, 4.30%, 09/15/44	87	79,837
Series 2018, 4.13%, 09/15/48(a)	58	52,009
Georgetown University
Series 20A, 2.94%, 04/01/50	77	54,986
Series A, 5.22%, 12/31/99	62	60,794
Series B, 4.32%, 04/01/49	40	36,574
Global Payments, Inc.
4.80%, 04/01/26	87	87,185
2.15%, 01/15/27	86	81,968
3.20%, 08/15/29	87	81,507
5.30%, 08/15/29	35	35,977
2.90%, 05/15/30	200	182,164
2.90%, 11/15/31	69	60,733
5.40%, 08/15/32(a)	200	205,289
4.15%, 08/15/49	62	49,963
5.95%, 08/15/52(a)	25	25,805
GXO Logistics, Inc.
1.65%, 07/15/26	171	162,580
6.25%, 05/06/29(a)	25	26,311
2.65%, 07/15/31(a)	87	74,206
6.50%, 05/06/34(a)	25	26,596
Howard University, Series 22A, 5.21%, 10/01/52(a)	73	67,917
Leland Stanford Junior University
3.65%, 05/01/48	130	110,666
2.41%, 06/01/50(a)	75	49,752
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	98	94,813
3.07%, 04/01/52	27	20,312
4.68%, 12/31/99	75	71,474
5.60%, 12/31/99	87	97,853
Series F, 2.99%, 07/01/50	73	54,943
Series G, 2.29%, 07/01/51(a)	56	35,728
Moody’s Corp.
3.25%, 01/15/28(a)	130	127,081
2.00%, 08/19/31(a)	73	62,949
5.00%, 08/05/34	50	51,191
2.75%, 08/19/41	63	46,808
3.25%, 05/20/50	71	51,745
3.75%, 02/25/52	74	59,463
3.10%, 11/29/61	81	53,656
Northeastern University, Series 2020, 2.89%, 10/01/50	51	37,360
Northwestern University(a)
Series 2017, 3.66%, 12/01/57	58	47,446
Series 2020, 2.64%, 12/01/50	85	58,431
PayPal Holdings, Inc.
2.65%, 10/01/26	171	166,577
2.85%, 10/01/29	229	215,378
2.30%, 06/01/30	81	73,424
4.40%, 06/01/32(a)	90	90,254
5.15%, 06/01/34	75	78,233
3.25%, 06/01/50	102	75,773
5.05%, 06/01/52	90	89,769
5.50%, 06/01/54(a)	75	78,929
5.25%, 06/01/62(a)	90	90,865
President and Fellows of Harvard College
3.15%, 07/15/46	62	48,893
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
President and Fellows of Harvard College (continued)
2.52%, 10/15/50(a)	$71	$ 48,115
3.30%, 07/15/56	121	93,466
Quanta Services, Inc.
4.75%, 08/09/27	50	50,530
2.90%, 10/01/30	90	82,867
2.35%, 01/15/32(a)	80	68,671
5.25%, 08/09/34(a)	50	51,115
3.05%, 10/01/41	69	52,501
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	47,574
S&P Global, Inc.
2.45%, 03/01/27	60	57,872
4.75%, 08/01/28	171	174,913
2.70%, 03/01/29	70	66,058
4.25%, 05/01/29	171	171,924
2.50%, 12/01/29(a)	81	74,781
1.25%, 08/15/30(a)	75	63,988
2.90%, 03/01/32	95	86,401
3.25%, 12/01/49	80	60,740
3.70%, 03/01/52	76	62,022
2.30%, 08/15/60	87	49,538
3.90%, 03/01/62	30	24,335
Thomas Jefferson University, 3.85%, 11/01/57(a)	72	55,471
Trustees of Boston College, 3.13%, 07/01/52(a)	87	65,165
Trustees of Boston University, Series CC, 4.06%, 10/01/48(a)	35	30,829
Trustees of Princeton University(a)
5.70%, 03/01/39	87	98,786
Series 2020, 2.52%, 07/01/50	74	51,709
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	57	40,977
Series 2020, 2.40%, 10/01/50	52	33,276
UL Solutions, Inc., 6.50%, 10/20/28(a)(b)	25	26,703
University of Chicago, Series C, 2.55%, 04/01/50(a)	73	51,951
University of Miami, Series 2022, 4.06%, 04/01/52(a)	67	57,757
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	67,080
University of Southern California
2.81%, 10/01/50	71	50,288
4.98%, 10/01/53(a)	75	77,465
Series 21A, 2.95%, 10/01/51(a)	87	63,095
Series A, 3.23%, 10/01/2120(a)	69	45,309
Verisk Analytics, Inc.
4.13%, 03/15/29	87	86,505
5.75%, 04/01/33	55	59,201
5.25%, 06/05/34	40	41,316
3.63%, 05/15/50	58	44,242
Washington University
4.35%, 12/31/99	83	71,343
Series 2022, 3.52%, 04/15/54(a)	75	60,328
William Marsh Rice University, 3.77%, 05/15/55(a)	85	74,039
Yale University
Series 2020, 1.48%, 04/15/30	54	47,143
Series 2020, 2.40%, 04/15/50(a)	62	41,224
		8,707,626
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	100	106,408
Security	Par (000)	Value
Construction & Engineering (continued)
Jacobs Engineering Group, Inc. (continued)
5.90%, 03/01/33(a)	$75	$ 78,687
MasTec, Inc., 5.90%, 06/15/29	25	26,090
		211,185
Consumer Finance — 0.4%
American Express Co.
4.90%, 02/13/26	200	201,698
3.13%, 05/20/26	150	147,491
1.65%, 11/04/26	171	162,619
2.55%, 03/04/27	392	378,433
3.30%, 05/03/27	87	85,372
5.85%, 11/05/27(a)	140	147,153
4.05%, 05/03/29(a)	86	86,158
4.05%, 12/03/42(a)	167	152,247
(1-day SOFR + 0.93%), 5.04%, 07/26/28(c)	65	66,412
(1-day SOFR + 0.97%), 5.39%, 07/28/27(c)	25	25,499
(1-day SOFR + 1.00%), 5.10%, 02/16/28(c)	210	214,028
(1-day SOFR + 1.33%), 6.34%, 10/30/26(c)	75	76,489
(1-day SOFR + 1.42%), 5.28%, 07/26/35(c)	175	182,211
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	50	53,333
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	100	99,160
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	120	123,103
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	50	52,297
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	75	82,912
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	100	101,068
(1-day SOFR Index + 0.75%), 5.65%, 04/23/27(c)	300	305,772
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(c)	100	104,816
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	100	103,575
Ameriprise Financial, Inc.
2.88%, 09/15/26(a)	87	85,125
5.70%, 12/15/28	25	26,454
5.15%, 05/15/33	50	52,085
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	83	76,773
Apollo Global Management, Inc.
6.38%, 11/15/33	25	27,843
5.80%, 05/21/54	100	106,609
Capital One Financial Corp.
4.20%, 10/29/25	61	60,569
3.75%, 07/28/26	80	78,889
3.75%, 03/09/27	87	85,895
3.65%, 05/11/27	341	335,204
3.80%, 01/31/28	371	363,045
(1-day SOFR + 0.86%), 1.88%, 11/02/27(c)	171	162,483
(1-day SOFR + 1.27%), 2.62%, 11/02/32(c)	87	74,342
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	171	140,100
(1-day SOFR + 1.56%), 5.46%, 07/26/30(c)	75	76,979
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	118	110,943
(1-day SOFR + 1.91%), 5.70%, 02/01/30(a)(c)	30	31,068
(1-day SOFR + 1.99%), 5.88%, 07/26/35(a)(c)	75	78,490
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	130	131,554
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	100	102,507
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	235	248,828
(1-day SOFR + 2.44%), 7.15%, 10/29/27(c)	50	52,702
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	50	50,849
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	90	93,655
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	40	42,134
(1-day SOFR + 2.86%), 6.38%, 06/08/34(a)(c)	330	356,512
CI Financial Corp., 3.20%, 12/17/30	104	88,115
Discover Financial Services
4.10%, 02/09/27	100	99,166

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Discover Financial Services (continued)
6.70%, 11/29/32	$150	$ 164,803
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	75	88,124
Franklin Resources, Inc., 2.95%, 08/12/51(a)	75	50,884
Invesco Finance PLC, 5.38%, 11/30/43	87	87,528
Janus Henderson US Holdings, Inc., 5.45%, 09/10/34(b)	25	24,884
Legg Mason, Inc., 5.63%, 01/15/44	109	113,853
Mastercard, Inc.
2.95%, 11/21/26	200	196,211
3.30%, 03/26/27	82	80,850
4.10%, 01/15/28	40	40,299
4.88%, 03/09/28(a)	45	46,486
2.95%, 06/01/29(a)	257	246,247
3.35%, 03/26/30	144	139,095
1.90%, 03/15/31(a)	90	78,983
4.35%, 01/15/32	50	50,246
4.85%, 03/09/33	50	51,967
4.88%, 05/09/34	75	77,584
4.55%, 01/15/35	45	45,205
3.65%, 06/01/49	87	71,324
3.85%, 03/26/50	181	153,071
2.95%, 03/15/51	96	68,346
Raymond James Financial, Inc.
4.95%, 07/15/46	87	84,057
3.75%, 04/01/51	100	78,522
Stifel Financial Corp., 4.00%, 05/15/30	100	96,044
Synchrony Financial
3.95%, 12/01/27(a)	171	166,029
5.15%, 03/19/29	87	86,802
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)(c)	50	51,368
Visa, Inc.
3.15%, 12/14/25	501	495,724
1.90%, 04/15/27	341	325,828
2.75%, 09/15/27(a)	197	191,536
2.05%, 04/15/30	171	154,790
1.10%, 02/15/31(a)	240	201,081
4.15%, 12/14/35	87	85,669
2.70%, 04/15/40	171	134,509
4.30%, 12/14/45	269	250,631
3.65%, 09/15/47	69	57,610
2.00%, 08/15/50	189	114,331
Voya Financial, Inc.
3.65%, 06/15/26(a)	62	61,211
5.00%, 09/20/34	40	39,777
5.70%, 07/15/43	87	88,678
Western Union Co.
1.35%, 03/15/26	155	147,837
6.20%, 11/17/36(a)	92	97,912
		11,076,700
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp.
3.00%, 05/18/27(a)	257	252,628
1.60%, 04/20/30	257	227,006
1.75%, 04/20/32	87	74,110
Dollar General Corp.
4.63%, 11/01/27	70	70,268
5.20%, 07/05/28(a)	35	35,746
3.50%, 04/03/30	100	94,132
5.00%, 11/01/32(a)	75	74,571
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp. (continued)
5.45%, 07/05/33(a)	$40	$ 40,766
4.13%, 04/03/50	100	77,972
5.50%, 11/01/52	50	47,854
Dollar Tree, Inc.
4.20%, 05/15/28	171	168,862
2.65%, 12/01/31(a)	87	74,823
3.38%, 12/01/51(a)	71	48,514
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	75,954
Kroger Co.
3.50%, 02/01/26(a)	87	85,947
4.70%, 08/15/26	55	55,356
2.65%, 10/15/26	171	165,964
3.70%, 08/01/27	87	85,979
4.60%, 08/15/27	65	65,559
4.50%, 01/15/29(a)	171	172,753
4.65%, 09/15/29	150	150,828
2.20%, 05/01/30	100	89,049
1.70%, 01/15/31	182	154,077
4.90%, 09/15/31	75	75,485
5.00%, 09/15/34	205	206,709
5.15%, 08/01/43	66	64,204
3.88%, 10/15/46	87	69,922
4.65%, 01/15/48	87	78,689
5.40%, 01/15/49	87	87,134
3.95%, 01/15/50	75	60,484
5.50%, 09/15/54	205	206,313
5.65%, 09/15/64	175	175,927
Target Corp.
2.50%, 04/15/26	87	85,549
1.95%, 01/15/27	74	71,084
3.38%, 04/15/29	171	167,065
2.35%, 02/15/30(a)	169	155,238
2.65%, 09/15/30(a)	199	185,174
4.50%, 09/15/32(a)	100	101,529
4.40%, 01/15/33(a)	150	151,365
4.50%, 09/15/34	50	50,005
7.00%, 01/15/38	174	213,232
3.90%, 11/15/47	87	73,840
4.80%, 01/15/53(a)	150	147,579
Walmart, Inc.
4.00%, 04/15/26	30	30,086
1.05%, 09/17/26	84	79,771
3.95%, 09/09/27	100	100,690
3.90%, 04/15/28	45	45,219
4.00%, 04/15/30	160	161,868
1.80%, 09/22/31	166	144,368
4.15%, 09/09/32	100	101,166
4.10%, 04/15/33(a)	80	80,228
6.50%, 08/15/37(a)	200	241,081
5.63%, 04/01/40	341	380,436
4.05%, 06/29/48	82	73,658
2.65%, 09/22/51	150	103,110
4.50%, 09/09/52	400	388,628
4.50%, 04/15/53(a)	180	173,618
2.38%, 09/24/29(a)	33	30,970
		6,950,142
Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33(a)	40	42,107
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	70	62,958
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Amcor Flexibles North America, Inc. (continued)
2.69%, 05/25/31(a)	$72	$ 63,591
Berry Global, Inc.
1.57%, 01/15/26	171	164,548
1.65%, 01/15/27	87	81,673
5.80%, 06/15/31(b)	50	52,025
5.65%, 01/15/34(b)	80	82,130
Packaging Corp. of America
3.00%, 12/15/29	70	66,013
5.70%, 12/01/33	30	31,915
4.05%, 12/15/49	112	93,131
3.05%, 10/01/51(a)	65	45,526
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(b)	200	208,441
Sonoco Products Co.(a)
2.25%, 02/01/27	277	264,045
2.85%, 02/01/32	171	149,457
WestRock MWV LLC, 8.20%, 01/15/30	74	86,375
WRKCo, Inc.
4.65%, 03/15/26	200	200,120
3.38%, 09/15/27	87	84,634
4.00%, 03/15/28	171	168,906
3.90%, 06/01/28	50	49,071
4.90%, 03/15/29	171	174,127
		2,170,793
Diversified REITs — 0.5%
American Assets Trust LP, 6.15%, 10/01/34	75	75,866
American Homes 4 Rent LP
4.90%, 02/15/29	171	172,775
2.38%, 07/15/31	35	30,061
5.50%, 02/01/34	50	51,629
5.50%, 07/15/34	75	77,562
3.38%, 07/15/51	25	17,595
4.30%, 04/15/52	50	41,364
American Tower Corp.
4.40%, 02/15/26(a)	30	29,970
1.60%, 04/15/26	89	85,273
1.45%, 09/15/26	64	60,593
3.38%, 10/15/26	87	85,492
2.75%, 01/15/27	76	73,443
3.65%, 03/15/27	69	67,945
5.50%, 03/15/28	70	72,494
5.25%, 07/15/28	40	41,192
5.80%, 11/15/28	85	89,295
5.20%, 02/15/29	25	25,819
3.95%, 03/15/29	87	85,269
3.80%, 08/15/29	87	84,644
2.90%, 01/15/30	93	85,999
2.10%, 06/15/30	141	124,184
2.70%, 04/15/31	104	92,839
2.30%, 09/15/31	124	106,697
4.05%, 03/15/32(a)	79	75,859
5.65%, 03/15/33	70	73,946
5.55%, 07/15/33	40	41,912
5.90%, 11/15/33	100	107,464
5.45%, 02/15/34(a)	25	26,135
3.70%, 10/15/49	75	58,100
3.10%, 06/15/50(a)	82	57,144
2.95%, 01/15/51(a)	200	135,682
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	25	25,079
Security	Par (000)	Value
Diversified REITs (continued)
AvalonBay Communities, Inc.
3.20%, 01/15/28	$191	$ 184,983
1.90%, 12/01/28	104	94,971
3.30%, 06/01/29	64	61,523
2.05%, 01/15/32	130	111,916
5.30%, 12/07/33	25	26,077
3.90%, 10/15/46	87	72,765
Brixmor Operating Partnership LP
4.13%, 06/15/26	87	86,506
4.13%, 05/15/29	214	209,462
2.50%, 08/16/31	50	43,425
5.50%, 02/15/34	25	25,732
5.75%, 02/15/35	50	52,656
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	84,112
Camden Property Trust
5.85%, 11/03/26	25	25,862
2.80%, 05/15/30	257	237,786
4.90%, 01/15/34	25	25,156
Crown Castle, Inc.
3.70%, 06/15/26	71	70,136
1.05%, 07/15/26	341	321,647
4.00%, 03/01/27	171	169,802
2.90%, 03/15/27	70	67,719
5.00%, 01/11/28	65	66,139
3.80%, 02/15/28(a)	341	334,733
4.80%, 09/01/28	450	455,123
5.60%, 06/01/29	75	78,394
4.90%, 09/01/29	40	40,658
2.25%, 01/15/31	171	148,278
5.10%, 05/01/33	55	55,690
5.80%, 03/01/34	65	68,937
5.20%, 09/01/34(a)	50	50,646
2.90%, 04/01/41	141	104,520
4.00%, 11/15/49	102	82,420
4.15%, 07/01/50	150	124,283
CubeSmart LP
3.00%, 02/15/30(a)	100	92,793
2.00%, 02/15/31	87	74,487
Digital Realty Trust LP
3.70%, 08/15/27	171	168,591
5.55%, 01/15/28	285	295,029
3.60%, 07/01/29	130	125,640
EPR Properties
4.75%, 12/15/26	75	74,703
4.50%, 06/01/27	75	73,905
4.95%, 04/15/28	75	74,332
3.75%, 08/15/29	75	70,134
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	50	52,467
Equinix, Inc.
1.45%, 05/15/26	70	66,872
2.90%, 11/18/26	71	69,106
1.55%, 03/15/28	144	131,357
2.00%, 05/15/28	67	61,775
3.20%, 11/18/29	81	76,456
2.15%, 07/15/30	87	76,894
2.50%, 05/15/31	152	134,292
3.00%, 07/15/50	71	48,388
3.40%, 02/15/52	140	101,996
ERP Operating LP
3.25%, 08/01/27	87	84,953
3.50%, 03/01/28	171	167,050

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
ERP Operating LP (continued)
3.00%, 07/01/29	$128	$ 121,007
2.50%, 02/15/30	72	65,799
1.85%, 08/01/31	76	64,761
4.65%, 09/15/34	25	24,879
4.50%, 06/01/45	87	78,445
Essex Portfolio LP
4.00%, 03/01/29	71	69,723
3.00%, 01/15/30	70	65,014
1.65%, 01/15/31	90	75,275
2.55%, 06/15/31(a)	60	52,413
5.50%, 04/01/34	25	25,988
2.65%, 09/01/50(a)	71	44,054
Extra Space Storage LP
4.00%, 06/15/29	21	20,588
2.20%, 10/15/30	69	60,453
5.90%, 01/15/31	30	31,822
2.55%, 06/01/31	87	75,745
2.40%, 10/15/31	75	64,522
2.35%, 03/15/32	70	59,079
5.40%, 02/01/34	50	51,639
5.35%, 01/15/35	25	25,546
Federal Realty OP LP
3.25%, 07/15/27	87	84,333
5.38%, 05/01/28	40	41,077
3.50%, 06/01/30	140	132,122
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	171	173,905
4.00%, 01/15/30	169	161,370
3.25%, 01/15/32	63	55,733
5.63%, 09/15/34	95	97,011
6.25%, 09/15/54	50	52,836
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	72,377
5.45%, 08/15/30	60	62,534
2.00%, 08/15/31	70	58,751
5.50%, 08/15/33	90	92,660
2.70%, 01/15/34	87	72,776
Kimco Realty OP LLC
2.80%, 10/01/26	587	569,552
3.80%, 04/01/27	300	296,332
2.25%, 12/01/31	87	74,169
4.60%, 02/01/33	25	24,805
6.40%, 03/01/34	25	27,831
4.45%, 09/01/47	62	53,673
3.70%, 10/01/49	87	68,016
Mid-America Apartments LP
1.10%, 09/15/26	67	63,186
3.60%, 06/01/27	87	85,842
3.95%, 03/15/29(a)	87	86,040
1.70%, 02/15/31	69	58,474
5.30%, 02/15/32(a)	25	26,013
5.00%, 03/15/34	25	25,525
2.88%, 09/15/51(a)	66	44,516
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/35(a)	25	24,563
Prologis LP
3.25%, 06/30/26	87	85,756
2.13%, 04/15/27(a)	30	28,605
4.88%, 06/15/28	45	46,176
2.88%, 11/15/29	93	87,393
2.25%, 04/15/30	213	192,340
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
1.75%, 07/01/30	$82	$ 71,522
1.25%, 10/15/30(a)	65	54,835
1.75%, 02/01/31(a)	64	54,908
4.63%, 01/15/33	135	135,748
4.75%, 06/15/33	40	40,540
5.13%, 01/15/34	50	51,696
5.00%, 03/15/34	100	102,545
5.00%, 01/31/35	50	51,204
3.05%, 03/01/50	50	34,909
3.00%, 04/15/50	95	66,420
2.13%, 10/15/50	50	28,532
5.25%, 06/15/53	140	141,907
5.25%, 03/15/54	75	76,160
Public Storage Operating Co.
1.50%, 11/09/26(a)	138	130,981
1.85%, 05/01/28(a)	207	191,668
1.95%, 11/09/28	133	122,357
5.13%, 01/15/29	30	31,277
2.25%, 11/09/31	87	75,726
5.35%, 08/01/53	125	129,218
Rayonier LP, 2.75%, 05/17/31	124	108,194
Regency Centers LP
2.95%, 09/15/29	71	66,409
3.70%, 06/15/30	87	83,702
4.40%, 02/01/47(a)	87	76,360
Rexford Industrial Realty LP
5.00%, 06/15/28(a)	30	30,463
2.13%, 12/01/30	71	61,368
2.15%, 09/01/31	79	66,571
Safehold GL Holdings LLC
2.80%, 06/15/31	60	52,672
6.10%, 04/01/34	25	26,420
Store Capital LLC, 2.70%, 12/01/31(a)	87	73,895
Sun Communities Operating LP
2.30%, 11/01/28	79	72,084
5.50%, 01/15/29	25	25,734
2.70%, 07/15/31	128	111,927
4.20%, 04/15/32	69	65,191
5.70%, 01/15/33	20	20,617
UDR, Inc.
3.50%, 01/15/28	200	194,200
4.40%, 01/26/29	171	170,332
3.20%, 01/15/30	87	81,757
3.00%, 08/15/31	87	79,298
1.90%, 03/15/33	87	68,885
VICI Properties LP
4.75%, 02/15/28	117	117,452
4.95%, 02/15/30(a)	105	105,621
5.13%, 05/15/32(a)	118	118,480
5.63%, 05/15/52	161	157,531
6.13%, 04/01/54(a)	100	104,814
Weyerhaeuser Co.
4.75%, 05/15/26	60	60,381
4.00%, 11/15/29	171	167,646
7.38%, 03/15/32	80	92,597
3.38%, 03/09/33	90	82,274
4.00%, 03/09/52	55	44,713
WP Carey, Inc.
3.85%, 07/15/29(a)	82	79,654
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
WP Carey, Inc. (continued)
2.45%, 02/01/32	$118	$ 100,575
5.38%, 06/30/34	25	25,557
		16,571,169
Diversified Telecommunication Services — 1.1%
America Movil SAB de CV
3.63%, 04/22/29	244	236,241
6.13%, 03/30/40	300	326,250
4.38%, 07/16/42	229	206,901
AT&T, Inc.
3.88%, 01/15/26	200	198,795
4.25%, 03/01/27(a)	500	501,520
2.30%, 06/01/27	450	429,721
1.65%, 02/01/28	300	276,556
4.30%, 02/15/30	300	299,635
2.75%, 06/01/31	341	308,310
2.25%, 02/01/32(a)	400	343,337
2.55%, 12/01/33	200	168,577
5.40%, 02/15/34	125	131,159
4.50%, 05/15/35	655	637,822
4.90%, 08/15/37	375	372,288
4.85%, 03/01/39	300	294,008
5.35%, 09/01/40(a)	200	202,800
3.50%, 06/01/41	250	204,600
4.65%, 06/01/44	125	113,565
4.75%, 05/15/46	500	467,857
4.50%, 03/09/48	500	443,337
3.65%, 06/01/51	200	153,366
3.50%, 09/15/53	611	448,886
3.55%, 09/15/55	974	712,417
3.80%, 12/01/57	778	589,051
3.65%, 09/15/59	520	377,289
3.85%, 06/01/60	200	151,431
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	87	73,686
5.10%, 05/11/33(a)	60	61,305
5.20%, 02/15/34(a)	50	51,410
4.46%, 04/01/48	100	88,685
4.30%, 07/29/49	67	57,956
3.65%, 03/17/51	50	38,498
3.20%, 02/15/52	86	60,643
3.65%, 08/15/52	67	51,649
5.55%, 02/15/54	50	52,228
British Telecommunications PLC, 9.63%, 12/15/30	300	378,844
Cisco Systems, Inc.
4.90%, 02/26/26	95	96,331
2.95%, 02/28/26	257	253,607
2.50%, 09/20/26(a)	171	166,867
4.80%, 02/26/27	150	153,283
4.85%, 02/26/29	450	465,382
4.95%, 02/26/31	415	433,773
5.05%, 02/26/34	610	640,622
5.90%, 02/15/39	341	384,223
5.30%, 02/26/54	85	90,184
5.35%, 02/26/64(a)	90	95,573
Corning, Inc.
4.75%, 03/15/42	50	47,196
5.35%, 11/15/48	50	50,359
3.90%, 11/15/49	87	70,852
4.38%, 11/15/57	130	110,646
5.85%, 11/15/68(a)	100	105,678
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Corning, Inc. (continued)
5.45%, 11/15/79	$87	$ 86,178
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	300	362,264
Juniper Networks, Inc.
3.75%, 08/15/29	87	83,882
5.95%, 03/15/41	87	89,852
Motorola Solutions, Inc.
4.60%, 02/23/28	87	87,901
5.00%, 04/15/29	25	25,646
4.60%, 05/23/29	166	167,486
2.30%, 11/15/30	146	128,812
2.75%, 05/24/31	102	91,247
5.40%, 04/15/34	175	182,633
Orange SA, 9.00%, 03/01/31	437	540,699
Rogers Communications, Inc.
3.63%, 12/15/25	267	263,977
2.90%, 11/15/26	171	166,214
3.20%, 03/15/27	73	71,070
3.80%, 03/15/32	58	53,814
5.30%, 02/15/34(a)	500	508,679
7.50%, 08/15/38	100	120,170
4.50%, 03/15/42(a)	59	53,011
5.00%, 03/15/44	87	82,615
4.30%, 02/15/48	214	179,636
3.70%, 11/15/49	71	53,482
4.55%, 03/15/52	240	207,825
Sprint Capital Corp.
6.88%, 11/15/28	200	218,363
8.75%, 03/15/32	300	371,976
Telefonica Emisiones SA
7.05%, 06/20/36	185	213,146
4.67%, 03/06/38	150	140,608
5.21%, 03/08/47	283	268,453
4.90%, 03/06/48	160	145,446
Telefonica Europe BV, 8.25%, 09/15/30(a)	75	88,285
TELUS Corp.
3.40%, 05/13/32	90	82,382
4.60%, 11/16/48	70	61,576
4.30%, 06/15/49	87	72,617
T-Mobile U.S., Inc.
1.50%, 02/15/26	171	164,440
2.25%, 02/15/26	150	145,840
2.63%, 04/15/26	100	97,453
3.75%, 04/15/27	300	296,395
5.38%, 04/15/27	100	100,791
4.75%, 02/01/28	125	125,125
2.05%, 02/15/28	87	81,046
4.95%, 03/15/28	85	86,946
4.80%, 07/15/28	80	81,513
4.85%, 01/15/29	65	66,368
2.63%, 02/15/29	100	93,150
3.38%, 04/15/29	200	191,952
4.20%, 10/01/29	75	74,674
3.88%, 04/15/30	800	777,977
2.55%, 02/15/31	259	230,848
2.88%, 02/15/31	100	90,898
3.50%, 04/15/31	225	211,715
2.25%, 11/15/31	59	50,905
2.70%, 03/15/32	130	114,663
5.20%, 01/15/33	200	207,252
5.05%, 07/15/33	275	281,873

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
5.75%, 01/15/34	$315	$ 338,272
5.15%, 04/15/34	35	36,057
4.70%, 01/15/35	100	99,649
4.38%, 04/15/40	214	197,334
3.00%, 02/15/41	141	108,288
4.50%, 04/15/50	295	262,388
3.30%, 02/15/51	300	217,784
3.40%, 10/15/52	341	249,607
5.65%, 01/15/53	200	210,288
5.75%, 01/15/54	330	350,777
6.00%, 06/15/54	100	110,179
5.25%, 06/15/55	150	149,258
3.60%, 11/15/60	174	126,490
5.80%, 09/15/62	100	106,104
Verizon Communications, Inc.
0.85%, 11/20/25	249	239,253
1.45%, 03/20/26	122	117,010
2.63%, 08/15/26	155	150,656
4.13%, 03/16/27	350	349,497
3.00%, 03/22/27	200	195,005
2.10%, 03/22/28	140	130,625
4.33%, 09/21/28(a)	369	371,001
3.88%, 02/08/29(a)	341	336,412
4.02%, 12/03/29	350	344,896
3.15%, 03/22/30	171	161,140
1.68%, 10/30/30	341	291,697
1.75%, 01/20/31	1,000	853,087
2.55%, 03/21/31	377	336,630
2.36%, 03/15/32	695	598,771
5.05%, 05/09/33	55	56,765
4.50%, 08/10/33	300	296,435
4.40%, 11/01/34	257	250,990
4.78%, 02/15/35(b)	200	199,713
4.81%, 03/15/39	104	102,394
2.65%, 11/20/40	287	211,465
3.40%, 03/22/41	429	350,359
2.85%, 09/03/41	112	84,235
4.75%, 11/01/41	511	494,498
3.85%, 11/01/42	87	74,332
4.86%, 08/21/46	341	332,343
4.00%, 03/22/50	171	142,498
2.88%, 11/20/50(a)	427	289,581
3.55%, 03/22/51	336	260,190
3.88%, 03/01/52	118	96,729
5.50%, 02/23/54(a)	30	31,450
2.99%, 10/30/56	211	138,399
3.00%, 11/20/60(a)	275	177,485
3.70%, 03/22/61	403	304,991
Vodafone Group PLC
7.88%, 02/15/30	74	86,553
6.15%, 02/27/37	31	34,162
4.88%, 06/19/49	150	137,878
4.25%, 09/17/50	205	171,041
5.63%, 02/10/53	150	152,685
5.75%, 06/28/54	200	207,049
5.13%, 06/19/59(a)	104	96,825
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.75%, 02/10/63(a)	$150	$ 151,389
5.88%, 06/28/64	125	128,925
		33,616,482
Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28	87	85,856
5.45%, 05/15/29	50	52,151
4.70%, 05/15/32	70	70,249
5.70%, 05/15/34(a)	50	52,550
5.25%, 05/15/52	70	68,390
Series H, 3.45%, 01/15/50	100	72,467
AEP Transmission Co. LLC
3.10%, 12/01/26	87	85,063
3.80%, 06/15/49	171	137,393
3.15%, 09/15/49	71	51,178
5.40%, 03/15/53	40	41,441
Series M, 3.65%, 04/01/50	87	68,661
Series N, 2.75%, 08/15/51(a)	71	46,879
Series O, 4.50%, 06/15/52	50	45,114
AES Corp.
1.38%, 01/15/26	171	164,097
5.45%, 06/01/28	60	61,763
2.45%, 01/15/31	87	75,347
Alabama Power Co.
3.75%, 09/01/27	100	99,523
3.94%, 09/01/32	100	96,864
5.85%, 11/15/33	25	27,250
6.13%, 05/15/38	171	190,790
3.75%, 03/01/45	87	72,420
4.30%, 01/02/46	87	77,235
3.45%, 10/01/49	65	50,009
3.13%, 07/15/51	104	74,011
Series 2020-A, 1.45%, 09/15/30	51	43,636
Ameren Corp.
5.70%, 12/01/26	50	51,402
1.95%, 03/15/27	133	125,988
5.00%, 01/15/29	50	51,184
3.50%, 01/15/31	171	161,789
Ameren Illinois Co.
3.85%, 09/01/32	90	86,019
4.15%, 03/15/46	87	75,825
3.25%, 03/15/50	53	38,830
5.90%, 12/01/52	50	55,690
5.55%, 07/01/54	75	80,685
American Electric Power Co., Inc.
5.75%, 11/01/27	100	104,515
5.20%, 01/15/29	75	77,398
2.30%, 03/01/30	75	67,391
5.95%, 11/01/32	100	108,324
5.63%, 03/01/33	32	33,762
Series J, 4.30%, 12/01/28	87	86,903
Series N, 1.00%, 11/01/25(a)	87	83,722
Appalachian Power Co.
5.65%, 04/01/34	50	52,576
7.00%, 04/01/38	50	59,175
4.40%, 05/15/44(a)	87	75,870
Series BB, 4.50%, 08/01/32	100	98,659
Series Z, 3.70%, 05/01/50	70	52,948
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Arizona Public Service Co.
2.60%, 08/15/29	$87	$ 80,441
6.35%, 12/15/32	100	109,935
5.55%, 08/01/33	250	260,642
5.70%, 08/15/34	25	26,393
5.05%, 09/01/41	87	85,478
4.50%, 04/01/42	71	64,051
4.20%, 08/15/48	87	72,790
3.50%, 12/01/49	64	47,071
Avista Corp., 4.35%, 06/01/48	104	91,203
Baltimore Gas and Electric Co.
2.40%, 08/15/26	171	166,292
2.25%, 06/15/31	81	71,174
5.30%, 06/01/34	25	26,193
6.35%, 10/01/36	87	98,314
3.50%, 08/15/46	121	94,953
3.20%, 09/15/49	80	57,664
2.90%, 06/15/50	79	54,182
4.55%, 06/01/52	30	27,090
5.40%, 06/01/53	235	243,510
5.65%, 06/01/54(a)	25	26,900
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	87	84,719
3.70%, 07/15/30	87	85,096
1.65%, 05/15/31(a)	146	123,476
6.13%, 04/01/36	337	372,238
5.95%, 05/15/37	171	186,275
5.15%, 11/15/43	87	87,708
4.50%, 02/01/45	71	66,555
3.80%, 07/15/48	87	69,172
4.45%, 01/15/49	87	77,237
4.25%, 10/15/50	71	60,643
2.85%, 05/15/51(a)	71	48,043
4.60%, 05/01/53	71	63,988
Black Hills Corp.
3.95%, 01/15/26	70	69,459
5.95%, 03/15/28	100	104,935
3.05%, 10/15/29	73	67,917
2.50%, 06/15/30	55	48,836
4.35%, 05/01/33	71	68,091
6.15%, 05/15/34(a)	100	107,882
6.00%, 01/15/35	25	26,621
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(a)	50	51,982
4.95%, 04/01/33	100	101,991
5.15%, 03/01/34	40	41,410
3.55%, 08/01/42	74	60,554
3.95%, 03/01/48	87	71,930
5.30%, 04/01/53	30	30,516
Series AF, 3.35%, 04/01/51	87	64,707
Series AG, 3.00%, 03/01/32	70	63,073
Series AH, 3.60%, 03/01/52	50	38,831
Series AI, 4.45%, 10/01/32	40	39,726
Series AJ, 4.85%, 10/01/52	50	47,440
CenterPoint Energy, Inc.
1.45%, 06/01/26	84	80,100
5.25%, 08/10/26	25	25,406
5.40%, 06/01/29	50	51,913
2.65%, 06/01/31	140	123,933
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	87	85,631
CMS Energy Corp.
3.45%, 08/15/27	171	167,599
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	100	87,342
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co.
2.55%, 06/15/26	$87	$ 84,827
4.90%, 02/01/33(a)	30	30,746
5.30%, 06/01/34	25	26,333
5.90%, 03/15/36	50	55,018
6.45%, 01/15/38	100	114,475
3.70%, 03/01/45	87	71,652
3.65%, 06/15/46	130	105,732
3.00%, 03/01/50	87	60,788
5.30%, 02/01/53	40	41,024
Series 127, 3.20%, 11/15/49	105	75,674
Series 130, 3.13%, 03/15/51	71	50,599
Series 131, 2.75%, 09/01/51	87	57,413
Series 133, 3.85%, 03/15/52	141	114,666
Connecticut Light and Power Co.
4.65%, 01/01/29	25	25,422
4.90%, 07/01/33	25	25,588
4.95%, 08/15/34	25	25,705
4.30%, 04/15/44	100	90,458
5.25%, 01/15/53(a)	100	102,250
Series A, 3.20%, 03/15/27	87	85,406
Series A, 2.05%, 07/01/31	140	120,823
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	86,132
2.40%, 06/15/31(a)	171	152,336
5.20%, 03/01/33	50	52,379
5.50%, 03/15/34	50	53,482
5.38%, 05/15/34	25	26,523
3.95%, 03/01/43	53	45,434
4.45%, 03/15/44	87	79,855
4.50%, 12/01/45	87	79,558
3.85%, 06/15/46	171	140,829
3.20%, 12/01/51	60	42,791
6.15%, 11/15/52(a)	50	57,126
5.90%, 11/15/53	50	55,294
5.70%, 05/15/54(a)	125	135,375
4.63%, 12/01/54	100	92,525
3.70%, 11/15/59	70	53,514
3.60%, 06/15/61(a)	130	97,204
Series 2007-A, 6.30%, 08/15/37(a)	200	226,536
Series 2012-A, 4.20%, 03/15/42	71	63,381
Series 20A, 3.35%, 04/01/30	257	247,225
Series 20B, 3.95%, 04/01/50	171	146,382
Series C, 4.30%, 12/01/56	87	75,995
Series C, 4.00%, 11/15/57	130	104,849
Series D, 4.00%, 12/01/28	87	86,803
Series E, 4.65%, 12/01/48	87	80,315
Constellation Energy Generation LLC
5.60%, 03/01/28	50	52,185
5.80%, 03/01/33	50	53,633
6.13%, 01/15/34(a)	25	27,475
6.25%, 10/01/39	123	137,691
5.75%, 10/01/41	87	91,783
6.50%, 10/01/53	100	115,581
5.75%, 03/15/54	50	52,901
Consumers Energy Co.
4.65%, 03/01/28(a)	200	203,321
4.90%, 02/15/29	100	103,151
4.70%, 01/15/30(a)	25	25,621
4.63%, 05/15/33	100	101,209
4.35%, 04/15/49	171	154,368
3.10%, 08/15/50(a)	75	56,134
2.65%, 08/15/52(a)	38	25,364

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
4.20%, 09/01/52	$25	$ 21,996
2.50%, 05/01/60(a)	181	111,876
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	171	177,623
6.25%, 10/15/53	50	58,283
5.10%, 06/01/65	50	48,962
Series A, 2.30%, 12/01/31	70	60,500
Dominion Energy, Inc.
3.90%, 10/01/25	341	338,955
5.38%, 11/15/32	50	52,324
7.00%, 06/15/38	87	102,048
Series A, 1.45%, 04/15/26	70	67,041
Series A, 4.35%, 08/15/32	50	49,413
Series B, 3.30%, 04/15/41	75	58,078
Series B, 4.85%, 08/15/52	50	46,303
Series C, 3.38%, 04/01/30	257	243,578
Series C, 2.25%, 08/15/31	82	70,934
Series C, 4.90%, 08/01/41	50	47,199
DTE Electric Co.
5.20%, 04/01/33	40	41,904
5.20%, 03/01/34(a)	50	52,344
3.70%, 03/15/45	51	42,406
3.70%, 06/01/46	87	72,963
3.75%, 08/15/47	70	56,938
5.40%, 04/01/53	40	42,000
Series A, 1.90%, 04/01/28	87	80,881
Series A, 3.00%, 03/01/32	61	55,730
Series A, 4.00%, 04/01/43	53	46,547
Series A, 4.05%, 05/15/48	87	75,386
Series B, 3.25%, 04/01/51	71	52,801
Series B, 3.65%, 03/01/52	63	50,205
DTE Energy Co.
4.95%, 07/01/27	75	76,266
4.88%, 06/01/28	200	204,197
5.10%, 03/01/29(a)	75	77,232
5.85%, 06/01/34(a)	250	268,341
Series C, 3.40%, 06/15/29(a)	120	114,825
Duke Energy Carolinas LLC
2.45%, 08/15/29	87	80,678
2.45%, 02/01/30	71	64,981
2.55%, 04/15/31	75	67,416
2.85%, 03/15/32	97	87,546
4.95%, 01/15/33	160	164,937
4.85%, 01/15/34	25	25,570
6.10%, 06/01/37	87	95,775
6.05%, 04/15/38	74	82,380
5.30%, 02/15/40	87	90,594
4.25%, 12/15/41	171	155,047
4.00%, 09/30/42	87	76,014
3.70%, 12/01/47(a)	87	69,693
3.95%, 03/15/48	71	59,125
3.45%, 04/15/51	75	56,688
3.55%, 03/15/52	78	60,087
5.35%, 01/15/53	150	154,773
5.40%, 01/15/54	92	95,714
Series A, 6.00%, 12/01/28(a)	87	93,506
Duke Energy Corp.
5.00%, 12/08/25	65	65,446
2.65%, 09/01/26(a)	87	84,597
4.85%, 01/05/27	25	25,401
3.15%, 08/15/27	87	84,526
5.00%, 12/08/27	170	174,187
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
4.30%, 03/15/28	$90	$ 90,086
4.85%, 01/05/29	25	25,508
2.45%, 06/01/30	89	80,286
4.50%, 08/15/32	100	98,883
5.75%, 09/15/33(a)	75	80,662
5.45%, 06/15/34	50	52,182
3.30%, 06/15/41	121	95,301
4.80%, 12/15/45	87	80,610
3.75%, 09/01/46	100	79,445
3.95%, 08/15/47	87	70,633
4.20%, 06/15/49	87	72,870
3.50%, 06/15/51	100	73,848
5.00%, 08/15/52	100	94,686
6.10%, 09/15/53(a)	75	82,119
5.80%, 06/15/54	50	52,781
(5-year CMT + 2.32%), 3.25%, 01/15/82(c)	109	100,554
Duke Energy Florida LLC
2.50%, 12/01/29	59	54,609
1.75%, 06/15/30	82	71,637
2.40%, 12/15/31	141	123,522
5.88%, 11/15/33	35	38,297
6.35%, 09/15/37	200	226,245
6.40%, 06/15/38	200	228,568
3.40%, 10/01/46	87	67,135
3.00%, 12/15/51	65	45,062
5.95%, 11/15/52	100	110,569
6.20%, 11/15/53	50	57,455
Duke Energy Indiana LLC
5.25%, 03/01/34	25	26,208
3.75%, 05/15/46	87	70,430
5.40%, 04/01/53	50	51,455
Series WWW, 4.90%, 07/15/43	87	84,591
Duke Energy Ohio, Inc.
5.25%, 04/01/33	35	36,537
3.70%, 06/15/46	87	69,290
5.55%, 03/15/54	25	26,139
Duke Energy Progress LLC
3.70%, 09/01/28	65	64,134
3.45%, 03/15/29	87	84,709
2.00%, 08/15/31	74	63,521
3.40%, 04/01/32	67	62,580
5.25%, 03/15/33	30	31,448
5.10%, 03/15/34(a)	25	26,079
4.10%, 05/15/42(a)	53	46,630
4.10%, 03/15/43	87	76,269
4.38%, 03/30/44	74	67,051
4.15%, 12/01/44	87	76,329
4.20%, 08/15/45	87	76,448
3.70%, 10/15/46	87	70,008
2.50%, 08/15/50	87	55,089
2.90%, 08/15/51	74	50,355
4.00%, 04/01/52	55	45,941
5.35%, 03/15/53	50	51,734
Edison International
4.13%, 03/15/28	171	169,491
5.25%, 11/15/28	25	25,686
5.45%, 06/15/29	50	51,928
6.95%, 11/15/29	45	49,600
El Paso Electric Co., 6.00%, 05/15/35(a)	87	91,554
Emera U.S. Finance LP
3.55%, 06/15/26	185	181,455
2.64%, 06/15/31	155	134,700
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Emera U.S. Finance LP (continued)
4.75%, 06/15/46	$62	$ 55,220
Entergy Arkansas LLC
3.50%, 04/01/26	65	64,376
5.15%, 01/15/33	50	52,000
5.30%, 09/15/33(a)	50	52,234
5.45%, 06/01/34	25	26,517
2.65%, 06/15/51	75	47,984
3.35%, 06/15/52	87	63,800
5.75%, 06/01/54	25	26,941
Entergy Corp.
2.95%, 09/01/26	171	166,882
1.90%, 06/15/28	71	65,158
2.80%, 06/15/30	79	72,175
2.40%, 06/15/31	104	90,504
3.75%, 06/15/50	71	54,280
Entergy Louisiana LLC
1.60%, 12/15/30(a)	82	69,732
4.00%, 03/15/33	87	83,158
5.35%, 03/15/34	225	235,340
5.15%, 09/15/34	50	51,511
4.20%, 09/01/48	87	74,684
4.20%, 04/01/50	171	144,958
4.75%, 09/15/52	50	46,271
5.70%, 03/15/54(a)	125	133,101
Entergy Mississippi LLC
2.85%, 06/01/28	87	82,833
5.00%, 09/01/33	20	20,405
3.85%, 06/01/49	87	69,692
5.85%, 06/01/54	125	135,424
Entergy Texas, Inc.
5.00%, 09/15/52	50	48,365
5.80%, 09/01/53(a)	25	26,704
5.55%, 09/15/54	25	25,909
Evergy Kansas Central, Inc.
2.55%, 07/01/26	62	60,396
5.90%, 11/15/33	25	26,971
4.25%, 12/01/45	171	149,722
3.25%, 09/01/49	87	62,737
3.45%, 04/15/50	87	64,579
5.70%, 03/15/53	20	21,104
Evergy Metro, Inc.
4.95%, 04/15/33	30	30,499
5.40%, 04/01/34	25	26,127
Evergy, Inc., 2.90%, 09/15/29	87	80,787
Eversource Energy
4.75%, 05/15/26	30	30,169
5.00%, 01/01/27	25	25,397
2.90%, 03/01/27	67	64,835
5.45%, 03/01/28	95	98,491
5.95%, 02/01/29	75	79,366
2.55%, 03/15/31	87	75,964
5.85%, 04/15/31(a)	75	79,700
3.38%, 03/01/32	67	60,991
5.13%, 05/15/33	40	40,679
5.50%, 01/01/34	75	77,847
5.95%, 07/15/34	75	80,608
3.45%, 01/15/50	71	52,935
Series M, 3.30%, 01/15/28	257	248,125
Series R, 1.65%, 08/15/30	140	119,659
Series U, 1.40%, 08/15/26(a)	87	82,381
Exelon Corp.
3.40%, 04/15/26	130	128,406
Security	Par (000)	Value
Electric Utilities (continued)
Exelon Corp. (continued)
2.75%, 03/15/27	$53	$ 51,288
5.15%, 03/15/28	35	35,965
4.05%, 04/15/30	171	168,387
3.35%, 03/15/32	200	185,585
5.30%, 03/15/33	70	72,993
5.45%, 03/15/34(a)	35	36,713
5.10%, 06/15/45	87	85,099
4.70%, 04/15/50	87	79,808
4.10%, 03/15/52	86	71,016
5.60%, 03/15/53	100	104,070
FirstEnergy Corp.
2.65%, 03/01/30	75	68,433
Series B, 3.90%, 07/15/27	150	148,442
Series C, 3.40%, 03/01/50	100	73,282
FirstEnergy Transmission LLC(b)
4.55%, 01/15/30	30	30,264
5.00%, 01/15/35	50	50,767
Florida Power & Light Co.
3.13%, 12/01/25(a)	87	86,094
4.45%, 05/15/26(a)	25	25,184
5.05%, 04/01/28	40	41,283
4.40%, 05/15/28	35	35,417
5.15%, 06/15/29	70	73,017
4.63%, 05/15/30	35	35,900
2.45%, 02/03/32	150	132,603
5.10%, 04/01/33	70	73,226
4.80%, 05/15/33	25	25,591
5.30%, 06/15/34(a)	75	79,554
5.95%, 02/01/38	50	55,279
5.69%, 03/01/40(a)	87	94,260
5.25%, 02/01/41	87	89,296
4.13%, 02/01/42	87	78,508
4.05%, 10/01/44	130	115,064
3.70%, 12/01/47	71	58,039
3.95%, 03/01/48	87	74,745
4.13%, 06/01/48	87	76,040
3.99%, 03/01/49	87	74,240
3.15%, 10/01/49	100	73,450
2.88%, 12/04/51	200	138,441
5.30%, 04/01/53(a)	50	52,233
5.60%, 06/15/54	70	76,337
Fortis, Inc./Canada, 3.06%, 10/04/26	171	166,391
Georgia Power Co.
4.65%, 05/16/28	100	101,813
4.70%, 05/15/32	90	91,688
4.95%, 05/17/33	100	102,799
5.25%, 03/15/34	250	262,096
4.30%, 03/15/42	121	110,151
5.13%, 05/15/52	90	90,098
Series A, 3.25%, 03/15/51(a)	100	73,762
Series B, 2.65%, 09/15/29	171	159,623
Series B, 3.70%, 01/30/50	171	135,873
Idaho Power Co.
5.20%, 08/15/34(a)	25	25,885
5.50%, 03/15/53	20	20,659
5.80%, 04/01/54	25	26,735
Indiana Michigan Power Co.
6.05%, 03/15/37	62	67,775
4.25%, 08/15/48	87	73,816
5.63%, 04/01/53	35	36,929
Series K, 4.55%, 03/15/46	54	48,789
Series L, 3.75%, 07/01/47	171	135,851

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Interstate Power and Light Co.
4.10%, 09/26/28	$75	$ 74,479
5.70%, 10/15/33	25	26,599
3.70%, 09/15/46	87	69,231
3.50%, 09/30/49(a)	78	58,415
IPALCO Enterprises, Inc., 4.25%, 05/01/30	171	165,306
ITC Holdings Corp., 3.25%, 06/30/26	171	167,801
Kentucky Utilities Co.
5.45%, 04/15/33	20	21,108
4.38%, 10/01/45	171	152,617
3.30%, 06/01/50	75	54,956
Louisville Gas and Electric Co., 5.45%, 04/15/33	200	210,959
MidAmerican Energy Co.
3.65%, 04/15/29	87	85,469
5.35%, 01/15/34(a)	25	26,536
4.80%, 09/15/43	87	84,179
3.65%, 08/01/48	87	69,935
4.25%, 07/15/49	107	94,551
3.15%, 04/15/50	87	63,711
2.70%, 08/01/52	75	49,357
5.85%, 09/15/54(a)	100	111,371
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	76,752
Series B, 3.10%, 07/30/51(a)	87	60,245
National Grid PLC
5.60%, 06/12/28	100	104,417
5.81%, 06/12/33	100	106,943
5.42%, 01/11/34(a)	150	156,115
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	25	25,745
4.80%, 02/05/27(a)	50	50,919
5.10%, 05/06/27	25	25,644
3.40%, 02/07/28(a)	341	333,526
4.80%, 03/15/28	125	127,805
5.05%, 09/15/28	50	51,635
4.85%, 02/07/29(a)	50	51,287
5.15%, 06/15/29	50	51,894
2.40%, 03/15/30	144	130,728
5.00%, 02/07/31	25	26,140
2.75%, 04/15/32	87	77,837
4.02%, 11/01/32	107	103,885
4.15%, 12/15/32(a)	30	29,419
5.80%, 01/15/33	50	54,163
5.00%, 08/15/34	25	25,645
4.30%, 03/15/49	87	75,803
Nevada Power Co.
6.00%, 03/15/54	50	55,299
Series CC, 3.70%, 05/01/29	200	195,863
Series DD, 2.40%, 05/01/30	71	64,349
Series EE, 3.13%, 08/01/50(a)	71	49,230
Series GG, 5.90%, 05/01/53	50	54,219
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	100	101,008
1.88%, 01/15/27(a)	154	146,251
3.55%, 05/01/27	171	168,646
4.63%, 07/15/27	200	202,995
4.90%, 02/28/28(a)	150	153,314
1.90%, 06/15/28	119	109,731
4.90%, 03/15/29	100	102,528
2.75%, 11/01/29	86	80,213
5.00%, 02/28/30(a)	150	155,111
2.25%, 06/01/30	300	268,144
2.44%, 01/15/32(a)	86	74,608
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.00%, 07/15/32	$135	$ 138,960
5.05%, 02/28/33(a)	150	154,415
5.25%, 03/15/34	100	103,863
3.00%, 01/15/52(a)	96	66,121
5.25%, 02/28/53	150	150,308
5.55%, 03/15/54(a)	150	156,627
(5-year CMT + 2.46%), 6.75%, 06/15/54(a)(c)	125	134,886
Northern States Power Co.
2.25%, 04/01/31	55	48,562
3.40%, 08/15/42(a)	70	57,181
4.00%, 08/15/45	85	72,972
2.90%, 03/01/50	79	55,243
3.20%, 04/01/52	80	58,307
4.50%, 06/01/52	69	63,392
5.10%, 05/15/53(a)	40	40,356
5.40%, 03/15/54	45	47,521
5.65%, 06/15/54	25	27,090
NSTAR Electric Co.
5.40%, 06/01/34	25	26,392
4.40%, 03/01/44	50	45,318
4.55%, 06/01/52	79	72,479
4.95%, 09/15/52	50	48,748
OGE Energy Corp., 5.45%, 05/15/29(a)	25	26,039
Oglethorpe Power Corp.
4.50%, 04/01/47	61	53,493
5.05%, 10/01/48	41	38,843
3.75%, 08/01/50	87	67,008
5.25%, 09/01/50	60	58,241
6.20%, 12/01/53	50	54,668
Ohio Power Co.
5.65%, 06/01/34	25	26,425
4.15%, 04/01/48	71	59,289
Series Q, 1.63%, 01/15/31	76	63,797
Series R, 2.90%, 10/01/51	76	49,952
Oklahoma Gas and Electric Co.
3.25%, 04/01/30(a)	171	161,670
5.40%, 01/15/33	100	105,063
5.60%, 04/01/53	25	26,345
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	100	96,358
3.70%, 11/15/28(a)	62	61,016
2.75%, 05/15/30(a)	171	157,524
4.55%, 09/15/32	75	75,365
5.65%, 11/15/33	55	59,299
5.25%, 09/30/40	87	89,056
5.30%, 06/01/42	75	76,692
3.75%, 04/01/45	87	71,836
3.80%, 06/01/49(a)	171	139,007
3.10%, 09/15/49	86	61,669
2.70%, 11/15/51	74	47,898
4.60%, 06/01/52	200	183,191
4.95%, 09/15/52	50	48,714
5.55%, 06/15/54(b)	75	79,805
Pacific Gas and Electric Co.
3.15%, 01/01/26	341	334,550
2.95%, 03/01/26	100	97,597
5.45%, 06/15/27	100	102,380
2.10%, 08/01/27	102	95,589
3.30%, 12/01/27	345	332,958
3.00%, 06/15/28	109	103,610
3.75%, 07/01/28	171	166,453
6.10%, 01/15/29	30	31,674
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
4.20%, 03/01/29	$130	$ 127,884
5.55%, 05/15/29	75	77,905
4.55%, 07/01/30	341	338,366
2.50%, 02/01/31	257	225,171
4.40%, 03/01/32	137	133,168
5.90%, 06/15/32	100	105,824
6.15%, 01/15/33	115	123,454
6.40%, 06/15/33	40	43,720
6.95%, 03/15/34(a)	90	102,289
5.80%, 05/15/34	75	79,264
4.50%, 07/01/40	141	127,223
3.30%, 08/01/40	154	119,611
4.20%, 06/01/41	78	65,871
4.75%, 02/15/44(a)	87	77,645
4.30%, 03/15/45	74	61,894
3.95%, 12/01/47	150	118,083
4.95%, 07/01/50	304	276,448
3.50%, 08/01/50	155	112,248
5.25%, 03/01/52	200	189,545
6.75%, 01/15/53	135	153,923
6.70%, 04/01/53	135	154,507
PacifiCorp.
5.10%, 02/15/29	50	51,648
3.50%, 06/15/29	300	290,049
5.30%, 02/15/31	50	52,040
5.45%, 02/15/34	50	51,968
5.25%, 06/15/35	87	89,202
6.35%, 07/15/38	257	284,547
6.00%, 01/15/39	250	270,271
4.10%, 02/01/42	87	74,669
4.15%, 02/15/50	87	72,167
2.90%, 06/15/52	74	47,868
5.35%, 12/01/53	100	98,963
5.50%, 05/15/54(a)	80	80,396
5.80%, 01/15/55	100	104,913
PECO Energy Co.
4.90%, 06/15/33	54	55,404
3.00%, 09/15/49	69	48,911
3.05%, 03/15/51	63	44,622
2.85%, 09/15/51	82	55,548
4.60%, 05/15/52	100	93,005
4.38%, 08/15/52	50	44,980
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	600	634,858
Series 2024-A, Class A2, 5.23%, 06/01/42	500	527,803
Potomac Electric Power Co.
5.20%, 03/15/34	25	26,196
6.50%, 11/15/37	100	115,462
4.15%, 03/15/43	87	77,253
5.50%, 03/15/54	25	26,396
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	103,081
4.85%, 02/15/34	25	25,568
4.75%, 07/15/43	87	83,908
3.00%, 10/01/49(a)	60	43,018
5.25%, 05/15/53	100	103,383
Progress Energy, Inc., 7.75%, 03/01/31	50	58,576
Public Service Co. of Colorado
3.70%, 06/15/28	171	168,514
5.35%, 05/15/34	25	26,220
3.60%, 09/15/42	87	70,987
4.30%, 03/15/44	75	66,250
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Colorado (continued)
3.80%, 06/15/47	$171	$ 136,193
5.25%, 04/01/53	200	201,656
5.75%, 05/15/54	125	135,396
Series 35, 1.90%, 01/15/31	140	120,339
Series 38, 4.10%, 06/01/32(a)	80	78,134
Public Service Co. of New Hampshire
5.35%, 10/01/33	50	52,977
5.15%, 01/15/53	45	45,202
Public Service Co. of Oklahoma
5.25%, 01/15/33	100	102,957
Series J, 2.20%, 08/15/31	87	74,275
Series K, 3.15%, 08/15/51(a)	70	48,527
Public Service Electric and Gas Co.
3.20%, 05/15/29(a)	87	83,661
2.45%, 01/15/30	71	65,070
1.90%, 08/15/31	141	120,169
4.90%, 12/15/32	100	103,465
4.65%, 03/15/33(a)	35	35,496
5.20%, 03/01/34	50	52,473
4.85%, 08/01/34(a)	50	51,116
3.95%, 05/01/42	50	43,694
3.65%, 09/01/42	50	41,795
3.80%, 03/01/46	214	178,751
3.85%, 05/01/49	87	72,433
3.15%, 01/01/50(a)	71	52,371
3.00%, 03/01/51	71	50,316
5.45%, 08/01/53	100	106,007
5.45%, 03/01/54	50	53,084
5.30%, 08/01/54	50	52,380
Public Service Enterprise Group, Inc.
5.88%, 10/15/28	50	52,734
5.20%, 04/01/29	50	51,829
6.13%, 10/15/33	50	54,462
5.45%, 04/01/34	50	52,077
Puget Energy, Inc.
2.38%, 06/15/28	71	65,743
4.10%, 06/15/30	87	83,813
4.22%, 03/15/32	61	57,359
Puget Sound Energy, Inc.
5.33%, 06/15/34	25	26,225
5.80%, 03/15/40	87	91,454
4.22%, 06/15/48	87	74,360
5.45%, 06/01/53(a)	100	103,340
5.69%, 06/15/54	25	26,928
San Diego Gas & Electric Co.
4.95%, 08/15/28	100	102,754
4.15%, 05/15/48	171	146,320
5.35%, 04/01/53	95	97,512
5.55%, 04/15/54	150	158,519
Series VVV, 1.70%, 10/01/30	87	75,270
Series WWW, 2.95%, 08/15/51	100	70,192
Sempra
5.40%, 08/01/26	50	50,932
3.40%, 02/01/28	341	330,666
3.70%, 04/01/29	86	83,398
5.50%, 08/01/33	50	52,434
3.80%, 02/01/38	171	149,147
4.00%, 02/01/48	171	138,716
(5-year CMT + 2.63%), 6.40%, 10/01/54(c)	100	100,188
(5-year CMT + 2.87%), 4.13%, 04/01/52(c)	87	82,720
Sierra Pacific Power Co.
2.60%, 05/01/26(a)	214	208,745

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Sierra Pacific Power Co. (continued)
5.90%, 03/15/54	$75	$ 82,158
Southern California Edison Co.
5.35%, 03/01/26	50	50,681
4.90%, 06/01/26	30	30,286
4.88%, 02/01/27	50	50,769
5.85%, 11/01/27	50	52,518
5.30%, 03/01/28	200	206,876
5.15%, 06/01/29(a)	50	51,872
2.85%, 08/01/29(a)	400	375,544
2.25%, 06/01/30	171	152,783
5.45%, 06/01/31	45	47,615
5.95%, 11/01/32	40	43,533
6.00%, 01/15/34	257	282,222
5.20%, 06/01/34(a)	50	51,826
5.50%, 03/15/40	50	52,013
4.50%, 09/01/40	171	159,536
4.65%, 10/01/43	62	57,851
4.00%, 04/01/47	171	142,934
3.65%, 02/01/50	71	55,278
3.45%, 02/01/52	70	52,087
5.88%, 12/01/53	40	43,383
5.75%, 04/15/54	50	53,484
Series 2008-A, 5.95%, 02/01/38	87	95,133
Series B, 4.88%, 03/01/49	87	82,598
Series C, 3.60%, 02/01/45	87	68,620
Series C, 4.13%, 03/01/48	100	84,455
Series D, 4.70%, 06/01/27	65	65,910
Series E, 5.45%, 06/01/52	100	102,143
Series G, 2.50%, 06/01/31	166	146,788
Series H, 3.65%, 06/01/51	76	58,318
Southern Co.
5.15%, 10/06/25	100	100,729
3.25%, 07/01/26	387	380,299
4.85%, 06/15/28	60	61,437
5.50%, 03/15/29	75	78,670
5.20%, 06/15/33	60	62,174
5.70%, 03/15/34	75	80,499
4.85%, 03/15/35	50	50,403
4.40%, 07/01/46(a)	130	116,598
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(c)	171	168,584
Southern Power Co.
5.25%, 07/15/43	87	86,460
Series F, 4.95%, 12/15/46(a)	171	160,761
Southwestern Electric Power Co.
5.30%, 04/01/33	25	25,803
3.25%, 11/01/51	71	49,143
Series L, 3.85%, 02/01/48	100	77,841
Series M, 4.10%, 09/15/28	171	169,603
Southwestern Public Service Co.
3.70%, 08/15/47	87	68,870
3.75%, 06/15/49	71	55,721
6.00%, 06/01/54	75	82,057
Series 8, 3.15%, 05/01/50	71	49,605
Tampa Electric Co.
4.90%, 03/01/29	35	35,868
4.10%, 06/15/42	87	76,492
4.30%, 06/15/48	71	61,703
4.45%, 06/15/49	64	57,731
3.63%, 06/15/50	80	62,054
5.00%, 07/15/52(a)	35	34,029
Toledo Edison Co., 6.15%, 05/15/37(a)	74	82,516
Security	Par (000)	Value
Electric Utilities (continued)
Tucson Electric Power Co.
3.25%, 05/15/32	$87	$ 79,519
5.20%, 09/15/34	25	25,579
4.85%, 12/01/48(a)	87	81,098
5.50%, 04/15/53	100	102,395
Union Electric Co.
2.95%, 06/15/27	171	166,326
2.15%, 03/15/32	171	146,490
5.20%, 04/01/34	50	52,265
4.00%, 04/01/48	171	144,439
3.25%, 10/01/49	87	64,463
5.45%, 03/15/53(a)	100	104,384
5.25%, 01/15/54	50	50,695
Virginia Electric and Power Co.
2.30%, 11/15/31	87	75,902
2.40%, 03/30/32(a)	70	60,953
5.00%, 04/01/33	45	46,095
5.30%, 08/15/33	50	52,088
5.00%, 01/15/34	25	25,611
8.88%, 11/15/38	200	276,113
4.00%, 01/15/43	87	74,705
4.45%, 02/15/44	112	101,597
4.60%, 12/01/48	81	74,708
3.30%, 12/01/49	71	51,656
2.95%, 11/15/51(a)	87	59,217
5.45%, 04/01/53	100	103,638
5.70%, 08/15/53(a)	50	53,476
5.35%, 01/15/54	25	25,564
5.55%, 08/15/54	75	78,831
Series A, 3.15%, 01/15/26	97	95,810
Series A, 3.50%, 03/15/27	130	128,409
Series A, 3.80%, 04/01/28	87	86,177
Series A, 2.88%, 07/15/29	60	56,450
Series A, 6.00%, 05/15/37	87	95,226
Series B, 3.75%, 05/15/27	78	77,399
Series B, 6.00%, 01/15/36	171	187,377
Series B, 3.80%, 09/15/47(a)	87	70,666
Series C, 4.00%, 11/15/46	75	62,786
Series C, 4.63%, 05/15/52	61	55,840
Series D, 4.65%, 08/15/43	87	81,958
WEC Energy Group, Inc.
4.75%, 01/09/26	120	120,511
5.60%, 09/12/26	25	25,632
5.15%, 10/01/27	100	102,643
4.75%, 01/15/28(a)	100	101,572
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	86	78,968
5.00%, 05/15/29	25	25,942
4.75%, 09/30/32(a)	80	82,325
4.60%, 10/01/34	25	25,060
Wisconsin Power and Light Co.
3.00%, 07/01/29	171	162,442
1.95%, 09/16/31	66	55,795
3.95%, 09/01/32	100	96,121
Wisconsin Public Service Corp.
5.35%, 11/10/25	150	151,627
3.30%, 09/01/49	109	80,614
2.85%, 12/01/51	82	54,724
Xcel Energy, Inc.
3.35%, 12/01/26	87	85,265
1.75%, 03/15/27	87	81,981
4.00%, 06/15/28	171	168,893
2.60%, 12/01/29	70	64,223
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Xcel Energy, Inc. (continued)
2.35%, 11/15/31	$71	$ 61,040
4.60%, 06/01/32	83	82,227
5.45%, 08/15/33	100	103,746
5.50%, 03/15/34	75	78,004
3.50%, 12/01/49	70	51,631
		63,072,750
Electronic Equipment, Instruments & Components — 0.2%
Allegion PLC, 3.50%, 10/01/29	87	82,950
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	40	41,654
5.60%, 05/29/34	50	52,256
Amphenol Corp.
5.05%, 04/05/29	25	25,797
2.80%, 02/15/30	171	158,196
2.20%, 09/15/31	82	70,861
Arrow Electronics, Inc.
5.15%, 08/21/29	50	50,777
2.95%, 02/15/32(a)	71	62,323
5.88%, 04/10/34(a)	25	25,928
Avnet, Inc.
6.25%, 03/15/28	40	42,052
3.00%, 05/15/31	87	76,525
5.50%, 06/01/32	70	70,892
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	140	134,699
4.25%, 04/01/28	71	70,153
3.25%, 02/15/29	79	74,481
3.57%, 12/01/31(a)	140	128,098
Emerson Electric Co.
2.00%, 12/21/28(a)	87	80,325
2.20%, 12/21/31	75	65,869
2.75%, 10/15/50	171	117,476
2.80%, 12/21/51	58	39,878
Flex Ltd.
6.00%, 01/15/28	200	207,438
4.88%, 06/15/29	87	87,161
5.25%, 01/15/32	50	50,467
Fortive Corp., 3.15%, 06/15/26	87	85,286
Honeywell International, Inc.
1.10%, 03/01/27	171	160,172
4.65%, 07/30/27	75	76,506
4.95%, 02/15/28	100	103,504
4.25%, 01/15/29	40	40,559
2.70%, 08/15/29(a)	257	242,802
4.88%, 09/01/29	75	77,727
4.70%, 02/01/30	275	282,600
1.95%, 06/01/30	171	152,935
1.75%, 09/01/31(a)	171	146,779
4.95%, 09/01/31(a)	75	78,438
4.75%, 02/01/32	75	77,173
5.00%, 02/15/33	100	104,529
4.50%, 01/15/34	140	141,250
5.00%, 03/01/35	150	156,136
3.81%, 11/21/47(a)	87	72,963
2.80%, 06/01/50	76	53,888
5.25%, 03/01/54	175	182,519
5.35%, 03/01/64	75	79,046
Jabil, Inc.
1.70%, 04/15/26	146	139,839
4.25%, 05/15/27	80	79,445
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc. (continued)
3.00%, 01/15/31	$200	$ 179,345
Keysight Technologies, Inc., 3.00%, 10/30/29	140	130,718
TD SYNNEX Corp.
1.75%, 08/09/26	171	162,428
2.65%, 08/09/31	87	74,543
Trimble, Inc., 6.10%, 03/15/33	100	107,935
Tyco Electronics Group SA
4.50%, 02/13/26(a)	50	50,262
2.50%, 02/04/32	60	53,189
Vontier Corp., 1.80%, 04/01/26	104	99,570
		5,208,342
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	73,923
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26(a)	119	114,090
3.34%, 12/15/27(a)	79	77,095
3.14%, 11/07/29	82	77,704
4.08%, 12/15/47	257	218,219
Halliburton Co.
3.80%, 11/15/25	165	163,839
4.85%, 11/15/35(a)	171	170,746
7.45%, 09/15/39	200	246,377
4.50%, 11/15/41	50	45,965
4.75%, 08/01/43	214	199,580
5.00%, 11/15/45(a)	200	191,589
NOV, Inc.
3.60%, 12/01/29(a)	171	162,274
3.95%, 12/01/42	53	41,863
Schlumberger Investment SA
4.50%, 05/15/28	40	40,593
4.85%, 05/15/33	40	40,886
5.00%, 06/01/34(a)	50	51,337
		1,916,080
Entertainment — 0.1%
Electronic Arts, Inc.
1.85%, 02/15/31	72	61,817
2.95%, 02/15/51(a)	69	47,624
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	140	141,318
3.70%, 04/14/27	65	64,162
4.95%, 03/28/28	140	142,823
5.40%, 06/12/29	25	25,905
4.00%, 04/14/32(a)	76	72,783
5.60%, 06/12/34	25	26,230
Warnermedia Holdings, Inc.
4.05%, 03/15/29	168	159,152
4.28%, 03/15/32(a)	453	402,415
5.05%, 03/15/42	600	489,788
5.14%, 03/15/52	786	606,222
5.39%, 03/15/62	250	191,585
		2,431,824
Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	65,069
Republic Services, Inc.
2.90%, 07/01/26	85	83,265
3.95%, 05/15/28	300	298,387
4.88%, 04/01/29	50	51,397
5.00%, 11/15/29	50	51,788
1.45%, 02/15/31	153	128,235

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Republic Services, Inc. (continued)
1.75%, 02/15/32	$171	$ 142,119
2.38%, 03/15/33(a)	257	218,378
5.00%, 12/15/33	40	41,228
5.20%, 11/15/34(a)	45	46,982
Veralto Corp.
5.50%, 09/18/26	75	76,679
5.35%, 09/18/28	75	78,105
5.45%, 09/18/33	75	78,688
Waste Connections, Inc.
2.60%, 02/01/30	150	138,464
2.20%, 01/15/32	171	146,913
3.20%, 06/01/32	73	66,740
4.20%, 01/15/33	100	97,207
5.00%, 03/01/34	50	51,322
Waste Management, Inc.
0.75%, 11/15/25	171	164,521
4.95%, 07/03/27(a)	55	56,482
3.15%, 11/15/27	171	167,078
4.88%, 02/15/29(a)	75	77,528
2.00%, 06/01/29(a)	86	78,736
4.63%, 02/15/30	100	102,432
1.50%, 03/15/31	171	144,724
4.95%, 07/03/31	50	52,040
4.63%, 02/15/33(a)	100	101,756
4.88%, 02/15/34(a)	75	77,355
2.95%, 06/01/41	100	77,910
4.15%, 07/15/49(a)	87	77,310
		3,038,838
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	345	332,289
2.45%, 10/29/26	500	479,635
3.65%, 07/21/27	345	338,404
5.75%, 06/06/28(a)	150	156,336
3.00%, 10/29/28	427	403,360
3.30%, 01/30/32(a)	400	360,999
3.40%, 10/29/33	195	172,527
5.30%, 01/19/34(a)	150	153,552
4.95%, 09/10/34	150	149,179
3.85%, 10/29/41(a)	150	125,426
Air Lease Corp.
2.88%, 01/15/26(a)	171	167,489
5.30%, 06/25/26(a)	50	50,809
1.88%, 08/15/26	55	52,515
3.63%, 12/01/27	70	68,596
5.30%, 02/01/28(a)	200	205,428
2.10%, 09/01/28	87	79,605
5.10%, 03/01/29	50	51,203
3.25%, 10/01/29	87	81,785
3.00%, 02/01/30	71	65,443
5.20%, 07/15/31	50	51,112
2.88%, 01/15/32	200	176,161
Aircastle Ltd., 4.25%, 06/15/26	87	86,362
Ally Financial, Inc.
4.75%, 06/09/27(a)	340	339,723
7.10%, 11/15/27	200	212,025
8.00%, 11/01/31	321	362,127
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	50	52,794
Security	Par (000)	Value
Financial Services (continued)
Cboe Global Markets, Inc., 3.00%, 03/16/32(a)	$121	$ 109,832
CME Group, Inc.
2.65%, 03/15/32	69	62,338
5.30%, 09/15/43	171	183,821
4.15%, 06/15/48(a)	70	63,295
Enact Holdings, Inc., 6.25%, 05/28/29	50	51,913
Intercontinental Exchange, Inc.
3.75%, 12/01/25(a)	192	190,697
3.10%, 09/15/27	100	97,230
4.00%, 09/15/27	150	149,938
3.75%, 09/21/28(a)	400	394,627
4.35%, 06/15/29	100	100,783
2.10%, 06/15/30	133	118,341
5.25%, 06/15/31	50	52,455
1.85%, 09/15/32(a)	158	130,518
4.60%, 03/15/33(a)	137	138,093
2.65%, 09/15/40	171	128,282
4.25%, 09/21/48	87	76,728
3.00%, 06/15/50	126	89,901
4.95%, 06/15/52	114	113,166
3.00%, 09/15/60	145	96,176
5.20%, 06/15/62	130	132,680
Nasdaq, Inc.
3.85%, 06/30/26	104	103,282
5.35%, 06/28/28	80	83,111
1.65%, 01/15/31	57	48,410
5.55%, 02/15/34	300	316,482
3.25%, 04/28/50	70	50,632
6.10%, 06/28/63	200	220,245
ORIX Corp.
5.00%, 09/13/27	100	101,914
4.65%, 09/10/29	25	25,204
2.25%, 03/09/31	87	75,170
4.00%, 04/13/32	67	63,873
5.20%, 09/13/32	100	102,605
Radian Group, Inc.
4.88%, 03/15/27	50	50,130
6.20%, 05/15/29	50	52,242
		8,548,998
Food Products — 0.4%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	291,803
2.90%, 03/01/32(a)	67	60,727
4.50%, 08/15/33(a)	100	100,469
4.54%, 03/26/42	37	34,908
4.02%, 04/16/43(a)	66	57,576
3.75%, 09/15/47	171	138,508
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(a)	171	169,095
4.10%, 01/07/28	25	24,988
4.20%, 09/17/29	25	24,936
2.75%, 05/14/31(a)	121	109,176
4.65%, 09/17/34	25	24,946
Campbell Soup Co.
5.30%, 03/20/26	45	45,639
5.20%, 03/19/27	50	51,310
5.20%, 03/21/29	50	51,785
5.40%, 03/21/34	50	52,432
4.75%, 03/23/35	50	49,813
4.80%, 03/15/48	130	121,468
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Campbell Soup Co. (continued)
5.25%, 10/13/54	$25	$ 24,816
Conagra Brands, Inc.
4.60%, 11/01/25	171	171,007
5.30%, 10/01/26	50	50,960
1.38%, 11/01/27	77	70,486
5.30%, 11/01/38	171	171,679
5.40%, 11/01/48	87	86,106
Flowers Foods, Inc., 2.40%, 03/15/31	60	52,431
General Mills, Inc.
4.70%, 01/30/27	50	50,606
3.20%, 02/10/27	87	85,103
4.20%, 04/17/28(a)	171	171,189
5.50%, 10/17/28	55	57,605
2.88%, 04/15/30	171	158,890
2.25%, 10/14/31(a)	121	105,506
4.95%, 03/29/33(a)	30	30,773
3.00%, 02/01/51	180	124,752
Hershey Co.
2.45%, 11/15/29(a)	87	80,712
3.13%, 11/15/49	87	63,681
Hormel Foods Corp.
4.80%, 03/30/27	45	45,851
1.70%, 06/03/28(a)	223	205,427
3.05%, 06/03/51(a)	87	62,174
Ingredion, Inc., 3.90%, 06/01/50	87	68,866
J.M. Smucker Co.
5.90%, 11/15/28(a)	75	79,870
6.20%, 11/15/33(a)	75	82,960
4.25%, 03/15/35	87	83,384
6.50%, 11/15/43	40	45,166
4.38%, 03/15/45	87	77,618
3.55%, 03/15/50	70	52,325
6.50%, 11/15/53	125	144,721
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28	100	101,341
5.50%, 01/15/30	500	506,452
3.00%, 05/15/32	250	216,795
5.75%, 04/01/33	146	151,268
6.75%, 03/15/34(b)	47	52,071
4.38%, 02/02/52	100	79,424
6.50%, 12/01/52	250	266,674
7.25%, 11/15/53(b)	50	58,329
Kellanova
3.25%, 04/01/26	65	63,963
4.30%, 05/15/28(a)	171	171,850
2.10%, 06/01/30(a)	141	126,427
5.25%, 03/01/33	30	31,363
4.50%, 04/01/46	62	56,438
5.75%, 05/16/54(a)	25	27,109
Kraft Heinz Foods Co.
3.00%, 06/01/26	206	201,762
3.88%, 05/15/27	148	146,944
4.63%, 01/30/29(a)	87	88,532
3.75%, 04/01/30	79	77,067
4.25%, 03/01/31(a)	87	86,797
6.75%, 03/15/32	70	79,155
5.00%, 07/15/35	79	81,456
6.88%, 01/26/39	87	102,580
6.50%, 02/09/40	79	89,666
5.00%, 06/04/42	163	159,160
Security	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (continued)
5.20%, 07/15/45	$197	$ 194,498
4.38%, 06/01/46	100	88,504
4.88%, 10/01/49	163	153,633
5.50%, 06/01/50	87	89,458
McCormick & Co., Inc.(a)
0.90%, 02/15/26	67	63,991
1.85%, 02/15/31	71	60,678
4.95%, 04/15/33	100	102,567
Mondelez International, Inc.
2.63%, 03/17/27	341	329,335
4.75%, 02/20/29(a)	50	51,114
2.75%, 04/13/30(a)	160	148,403
1.50%, 02/04/31	100	84,457
1.88%, 10/15/32(a)	87	72,707
4.75%, 08/28/34	50	50,387
2.63%, 09/04/50	70	45,535
Pilgrim’s Pride Corp.
4.25%, 04/15/31	100	95,030
3.50%, 03/01/32	150	133,185
6.25%, 07/01/33	125	132,620
Sysco Corp.
3.75%, 10/01/25	74	73,484
3.30%, 07/15/26	110	108,197
3.25%, 07/15/27	171	166,602
5.75%, 01/17/29	50	52,843
5.95%, 04/01/30	171	183,599
2.45%, 12/14/31	87	75,826
6.00%, 01/17/34	50	54,866
4.85%, 10/01/45	53	50,047
4.50%, 04/01/46	87	77,437
4.45%, 03/15/48(a)	87	76,768
6.60%, 04/01/50(a)	314	368,084
Tyson Foods, Inc.
3.55%, 06/02/27	171	167,702
5.40%, 03/15/29	50	51,918
5.70%, 03/15/34	50	52,684
4.88%, 08/15/34(a)	70	69,735
5.15%, 08/15/44	87	83,404
4.55%, 06/02/47	87	75,928
5.10%, 09/28/48	150	142,016
		10,764,108
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29	74	69,114
1.50%, 01/15/31	171	144,845
5.90%, 11/15/33(a)	75	82,418
5.50%, 06/15/41	50	52,422
4.15%, 01/15/43	74	66,146
4.30%, 10/01/48	87	76,812
4.13%, 03/15/49	107	91,534
3.38%, 09/15/49	110	83,310
5.75%, 10/15/52	50	54,724
6.20%, 11/15/53	50	57,636
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	140	144,555
1.75%, 10/01/30	91	78,253
4.40%, 07/01/32	100	98,460
5.40%, 03/01/33	100	105,420
5.85%, 01/15/41	87	91,952
National Fuel Gas Co.
5.50%, 10/01/26	20	20,409

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas Utilities (continued)
National Fuel Gas Co. (continued)
2.95%, 03/01/31	$87	$ 76,790
NiSource, Inc.
3.49%, 05/15/27	171	168,000
5.20%, 07/01/29	50	51,773
1.70%, 02/15/31	79	66,694
5.35%, 04/01/34(a)	50	51,910
5.95%, 06/15/41	56	59,548
5.25%, 02/15/43	75	74,574
4.80%, 02/15/44	87	81,589
5.65%, 02/01/45	87	90,174
4.38%, 05/15/47	87	76,355
3.95%, 03/30/48	87	71,329
5.00%, 06/15/52	50	47,961
(5-year CMT + 2.45%), 6.95%, 11/30/54(c)	50	51,652
(5-year CMT + 2.53%), 6.38%, 03/31/55(c)	50	50,935
ONE Gas, Inc.
5.10%, 04/01/29	25	25,896
4.66%, 02/01/44	87	81,195
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	87	76,765
5.40%, 06/15/33	40	41,847
5.10%, 02/15/35	25	25,347
3.35%, 06/01/50	71	51,278
5.05%, 05/15/52	100	96,196
Southern California Gas Co.
2.95%, 04/15/27	110	107,059
5.20%, 06/01/33	40	41,579
5.05%, 09/01/34(a)	50	51,559
6.35%, 11/15/52(a)	20	23,155
5.75%, 06/01/53	40	42,668
5.60%, 04/01/54	25	26,501
Series TT, 2.60%, 06/15/26	214	208,829
Series UU, 4.13%, 06/01/48	87	73,991
Series VV, 4.30%, 01/15/49	200	172,398
Series XX, 2.55%, 02/01/30(a)	171	156,665
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	50	53,748
4.95%, 09/15/34	50	50,522
3.95%, 10/01/46	130	107,122
4.40%, 05/30/47	100	86,895
Series 20-A, 1.75%, 01/15/31	87	73,793
Southwest Gas Corp.
5.80%, 12/01/27	100	103,948
2.20%, 06/15/30	171	151,683
4.05%, 03/15/32	75	71,329
Washington Gas Light Co., 3.65%, 09/15/49	87	67,942
		4,407,204
Ground Transportation — 0.3%
BNSF Funding Trust I, (3-mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)(c)	250	252,005
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	87	89,861
3.25%, 06/15/27	300	295,117
5.40%, 06/01/41	50	52,446
4.40%, 03/15/42	53	49,663
4.38%, 09/01/42	87	81,166
4.45%, 03/15/43	70	65,787
5.15%, 09/01/43	87	89,928
4.90%, 04/01/44	87	86,363
4.55%, 09/01/44	87	82,144
Security	Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.15%, 04/01/45	$87	$ 77,689
4.70%, 09/01/45	87	83,429
3.90%, 08/01/46	141	120,109
4.13%, 06/15/47	87	76,532
4.05%, 06/15/48	60	52,313
4.15%, 12/15/48	87	76,636
3.05%, 02/15/51	71	51,160
3.30%, 09/15/51	171	129,354
4.45%, 01/15/53	200	185,330
5.20%, 04/15/54(a)	120	124,044
5.50%, 03/15/55	120	129,433
Canadian National Railway Co.
2.75%, 03/01/26(a)	97	95,257
3.85%, 08/05/32	100	96,591
4.38%, 09/18/34	50	49,613
6.20%, 06/01/36	50	56,754
3.20%, 08/02/46	140	107,838
3.65%, 02/03/48	57	47,032
2.45%, 05/01/50	81	52,211
4.40%, 08/05/52	80	73,868
6.13%, 11/01/53	50	59,339
Canadian Pacific Railway Co.
1.75%, 12/02/26	72	68,504
2.88%, 11/15/29	63	59,179
7.13%, 10/15/31	87	100,714
2.45%, 12/02/31(a)	119	104,713
4.80%, 09/15/35	87	87,039
3.00%, 12/02/41(a)	73	56,704
4.80%, 08/01/45	191	183,010
4.70%, 05/01/48	87	81,582
3.50%, 05/01/50	87	67,680
3.10%, 12/02/51(a)	103	73,527
4.20%, 11/15/69	78	63,027
6.13%, 09/15/2115	87	95,793
CSX Corp.
3.35%, 11/01/25	87	86,140
3.25%, 06/01/27(a)	341	334,747
3.80%, 03/01/28	227	225,358
2.40%, 02/15/30	87	79,661
4.10%, 11/15/32	50	49,189
5.20%, 11/15/33(a)	100	105,439
6.22%, 04/30/40	100	113,601
4.75%, 05/30/42	189	183,303
4.30%, 03/01/48	130	116,681
3.35%, 09/15/49	75	57,127
3.80%, 04/15/50	96	79,038
3.95%, 05/01/50	79	66,699
2.50%, 05/15/51	75	48,098
4.50%, 11/15/52(a)	50	46,222
4.50%, 08/01/54	87	80,085
4.90%, 03/15/55	50	49,134
4.25%, 11/01/66	75	63,470
4.65%, 03/01/68	137	125,428
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	171	169,962
Norfolk Southern Corp.
3.15%, 06/01/27(a)	153	149,195
2.55%, 11/01/29	58	53,654
5.05%, 08/01/30	175	182,154
3.00%, 03/15/32	81	73,797
4.45%, 03/01/33	150	149,582
5.55%, 03/15/34	50	53,632
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp. (continued)
3.95%, 10/01/42	$74	$ 64,065
4.45%, 06/15/45	87	79,712
3.94%, 11/01/47	80	66,549
4.15%, 02/28/48	87	75,139
3.40%, 11/01/49	59	44,323
3.05%, 05/15/50	105	73,964
2.90%, 08/25/51	74	49,848
3.70%, 03/15/53	58	45,565
4.55%, 06/01/53	40	36,313
5.35%, 08/01/54(a)	140	143,835
3.16%, 05/15/55	171	118,474
5.95%, 03/15/64	75	83,050
4.10%, 05/15/2121	50	37,831
Union Pacific Corp.
4.75%, 02/21/26	200	201,504
2.75%, 03/01/26	171	167,838
2.15%, 02/05/27	57	54,653
3.95%, 09/10/28(a)	171	170,899
3.70%, 03/01/29	171	169,066
2.38%, 05/20/31	221	198,269
2.80%, 02/14/32	64	58,228
4.50%, 01/20/33(a)	100	101,087
3.38%, 02/01/35	87	79,367
3.60%, 09/15/37	214	192,033
3.20%, 05/20/41	75	60,766
3.38%, 02/14/42(a)	82	67,302
4.05%, 11/15/45(a)	87	75,990
4.05%, 03/01/46	74	64,397
4.50%, 09/10/48	87	80,290
3.25%, 02/05/50	189	142,645
3.80%, 10/01/51	87	71,720
2.95%, 03/10/52(a)	59	41,462
3.50%, 02/14/53	89	69,341
4.95%, 05/15/53(a)	200	200,422
3.95%, 08/15/59	135	110,339
3.84%, 03/20/60	249	198,949
3.55%, 05/20/61	100	74,064
3.80%, 04/06/71	141	108,516
3.85%, 02/14/72	69	53,580
		10,403,275
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%, 11/30/26	243	242,841
1.15%, 01/30/28	92	84,522
1.40%, 06/30/30(a)	79	69,070
4.75%, 11/30/36	384	393,983
5.30%, 05/27/40(a)	87	93,925
4.75%, 04/15/43	87	88,087
4.90%, 11/30/46(a)	250	254,551
Agilent Technologies, Inc.
4.20%, 09/09/27	25	25,070
2.75%, 09/15/29	111	103,203
2.30%, 03/12/31	118	103,485
4.75%, 09/09/34	50	49,917
Baxter International, Inc.
2.60%, 08/15/26	127	123,055
2.27%, 12/01/28(a)	509	468,477
3.95%, 04/01/30(a)	87	85,033
3.50%, 08/15/46	87	65,615
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc. (continued)
3.13%, 12/01/51(a)	$79	$ 53,819
Boston Scientific Corp.
2.65%, 06/01/30	171	157,188
4.55%, 03/01/39	130	127,302
4.70%, 03/01/49(a)	93	88,560
Danaher Corp.
4.38%, 09/15/45	75	69,658
2.60%, 10/01/50(a)	87	57,760
2.80%, 12/10/51(a)	140	95,976
DH Europe Finance II SARL
2.60%, 11/15/29	79	73,612
3.25%, 11/15/39	71	59,900
3.40%, 11/15/49	117	91,245
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	150	151,607
5.65%, 11/15/27	400	416,176
4.80%, 08/14/29	40	40,754
5.91%, 11/22/32(a)	200	216,638
6.38%, 11/22/52	100	116,930
Koninklijke Philips NV, 5.00%, 03/15/42	87	84,813
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	185	186,561
4.50%, 03/30/33	70	70,390
Medtronic, Inc., 4.38%, 03/15/35	362	359,939
Revvity, Inc.
1.90%, 09/15/28	90	81,961
2.25%, 09/15/31	219	186,973
Solventum Corp.(b)
5.45%, 02/25/27	65	66,342
5.40%, 03/01/29	105	108,025
5.45%, 03/13/31	125	128,861
5.60%, 03/23/34	125	129,448
5.90%, 04/30/54(a)	125	129,486
6.00%, 05/15/64	125	129,079
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	216	192,386
Stryker Corp.
3.38%, 11/01/25(a)	100	99,061
3.50%, 03/15/26	87	86,094
4.85%, 12/08/28(a)	50	51,291
4.25%, 09/11/29	75	75,157
4.63%, 09/11/34(a)	50	50,218
4.63%, 03/15/46	214	202,207
2.90%, 06/15/50	87	61,263
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	100	101,689
5.00%, 12/05/26	50	51,061
4.80%, 11/21/27	65	66,711
1.75%, 10/15/28(a)	67	61,490
5.00%, 01/31/29(a)	100	103,704
2.60%, 10/01/29(a)	168	156,888
4.98%, 08/10/30	65	67,742
2.00%, 10/15/31(a)	87	75,435
4.95%, 11/21/32	95	98,931
5.09%, 08/10/33	80	83,688
5.20%, 01/31/34(a)	50	52,783
2.80%, 10/15/41	243	185,496
5.40%, 08/10/43(a)	40	42,557
4.10%, 08/15/47(a)	87	77,414

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	$50	$ 51,888
2.60%, 11/24/31(a)	189	165,587
5.20%, 09/15/34	50	50,915
4.45%, 08/15/45(a)	87	77,532
		8,119,025
Health Care Providers & Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	73	50,003
Adventist Health System, 3.63%, 03/01/49(a)	70	52,383
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	72,464
3.39%, 10/15/49	79	62,358
Aetna, Inc.
6.75%, 12/15/37(a)	225	254,458
4.50%, 05/15/42	87	77,150
4.75%, 03/15/44	76	68,356
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	82	56,237
Allina Health System, Series 2021, 2.90%, 11/15/51(a)	70	47,630
Ascension Health
3.95%, 11/15/46	157	136,913
Series B, 2.53%, 11/15/29(a)	53	49,214
Series B, 3.11%, 11/15/39(a)	52	43,309
Banner Health
2.91%, 01/01/42	76	58,486
2.91%, 01/01/51	78	55,498
Series 2020, 3.18%, 01/01/50(a)	63	47,060
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	50,098
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	60,703
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	54,831
Series 2021, 2.84%, 11/15/50	203	142,779
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	58,146
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	67,253
Series 2018, 4.30%, 07/01/28(a)	64	64,009
Series 2020-2002, 3.21%, 06/01/50(a)	60	43,886
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	58,814
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	70	61,646
Centene Corp.
2.45%, 07/15/28(a)	450	414,416
4.63%, 12/15/29(a)	700	685,007
3.00%, 10/15/30	200	179,045
2.50%, 03/01/31	350	300,836
Children’s Health System of Texas, 2.51%, 08/15/50	71	46,559
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	70	62,474
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	35,128
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	54,977
Cigna Group
4.50%, 02/25/26	57	57,137
1.25%, 03/15/26	237	226,695
3.40%, 03/01/27(a)	130	127,636
3.05%, 10/15/27	171	165,829
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
5.00%, 05/15/29(a)	$50	$ 51,496
2.40%, 03/15/30(a)	149	134,927
2.38%, 03/15/31(a)	75	66,138
5.13%, 05/15/31(a)	50	51,960
5.40%, 03/15/33(a)	70	73,441
5.25%, 02/15/34(a)	350	362,439
4.80%, 08/15/38	171	166,606
3.20%, 03/15/40(a)	171	135,084
4.80%, 07/15/46	214	200,377
3.88%, 10/15/47	130	104,992
4.90%, 12/15/48	257	242,036
3.40%, 03/15/50	171	125,650
3.40%, 03/15/51	200	146,170
5.60%, 02/15/54	50	51,632
CommonSpirit Health
1.55%, 10/01/25	64	61,737
3.35%, 10/01/29	194	184,830
2.78%, 10/01/30	78	70,961
5.32%, 12/01/34	145	149,844
4.19%, 10/01/49	171	145,612
6.46%, 11/01/52	69	80,194
5.55%, 12/01/54	100	103,616
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50	75	53,145
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	67,036
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	35,178
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	60,937
Dignity Health, 5.27%, 11/01/64(a)	74	73,135
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	52,391
Elevance Health, Inc.
5.35%, 10/15/25	40	40,334
1.50%, 03/15/26	170	163,542
3.65%, 12/01/27	171	168,605
5.15%, 06/15/29	70	72,630
2.25%, 05/15/30	136	121,810
2.55%, 03/15/31	121	108,311
4.10%, 05/15/32	61	59,537
5.50%, 10/15/32(a)	100	106,267
4.75%, 02/15/33	120	121,379
5.38%, 06/15/34(a)	75	78,841
4.63%, 05/15/42	150	140,550
5.10%, 01/15/44	155	153,206
4.65%, 08/15/44	62	57,999
4.38%, 12/01/47	171	151,394
4.55%, 03/01/48	80	72,151
3.70%, 09/15/49	150	118,284
3.13%, 05/15/50	146	103,549
3.60%, 03/15/51	170	131,098
4.55%, 05/15/52	61	54,429
6.10%, 10/15/52	50	55,544
5.13%, 02/15/53	150	147,186
5.65%, 06/15/54	70	73,872
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	51,263
Series 2020, 2.88%, 09/01/50	136	94,928
Hartford HealthCare Corp., 3.45%, 07/01/54	62	46,927
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc.
5.25%, 06/15/26	$171	$ 172,259
5.38%, 09/01/26	200	202,165
4.50%, 02/15/27	500	500,636
3.13%, 03/15/27	78	75,813
5.20%, 06/01/28(a)	40	41,045
5.63%, 09/01/28	250	259,559
5.88%, 02/01/29	250	262,008
4.13%, 06/15/29	130	127,963
3.50%, 09/01/30	200	188,475
5.45%, 04/01/31	25	26,048
2.38%, 07/15/31	171	147,844
3.63%, 03/15/32	300	277,414
5.50%, 06/01/33(a)	80	83,074
5.60%, 04/01/34	75	78,154
5.45%, 09/15/34	40	41,158
5.13%, 06/15/39	171	168,682
5.50%, 06/15/47	171	169,957
5.25%, 06/15/49	214	203,194
3.50%, 07/15/51	155	111,685
4.63%, 03/15/52	300	260,377
5.90%, 06/01/53	75	78,237
6.00%, 04/01/54	160	169,056
5.95%, 09/15/54	70	73,536
6.10%, 04/01/64	100	105,341
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	70	57,719
Humana, Inc.
1.35%, 02/03/27	132	123,361
5.75%, 03/01/28	60	62,569
5.75%, 12/01/28(a)	25	26,296
3.70%, 03/23/29(a)	62	60,328
3.13%, 08/15/29(a)	87	82,095
5.38%, 04/15/31	50	51,789
2.15%, 02/03/32	81	68,130
5.88%, 03/01/33	50	53,080
5.95%, 03/15/34(a)	25	26,755
4.63%, 12/01/42	171	153,398
4.95%, 10/01/44	87	80,758
4.80%, 03/15/47	70	63,156
5.50%, 03/15/53	100	98,724
5.75%, 04/15/54(a)	135	138,183
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	61,010
Inova Health System Foundation, 4.07%, 05/15/52(a)	74	65,290
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	52,035
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	53,070
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	85,279
4.15%, 05/01/47	191	171,665
Series 2019, 3.27%, 11/01/49	82	62,432
Series 2021, 2.81%, 06/01/41(a)	101	77,881
Series 2021, 3.00%, 06/01/51	116	83,179
Laboratory Corp. of America Holdings
1.55%, 06/01/26	90	85,941
3.60%, 09/01/27(a)	87	85,366
4.35%, 04/01/30	50	49,569
2.70%, 06/01/31(a)	49	43,764
4.55%, 04/01/32	50	49,429
4.80%, 10/01/34	50	49,418
Security	Par (000)	Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (continued)
4.70%, 02/01/45(a)	$79	$ 72,595
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48(a)	85	71,267
Series 2020, 3.19%, 07/01/49	87	65,648
Series 2020, 3.34%, 07/01/60	71	51,471
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	75	67,125
Series 2021, 3.20%, 11/15/61	66	47,511
MedStar Health, Inc., Series 20 A, 3.63%, 08/15/49	74	57,527
Memorial Health Services, 3.45%, 11/01/49	62	49,240
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	71,152
4.13%, 07/01/52	70	61,869
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	52,373
Montefiore Obligated Group, 4.29%, 09/01/50	64	48,280
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	45,502
Mount Sinai Hospital(a)
Series 2019, 3.74%, 07/01/49	75	51,375
Series 2020, 3.39%, 07/01/50	66	41,171
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	35,359
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52(a)	73	71,173
New York and Presbyterian Hospital(a)
2.26%, 08/01/40	87	62,290
4.02%, 08/01/45	53	47,242
2.61%, 08/01/60	87	53,636
Series 2019, 3.95%, 12/31/99	72	56,633
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	70	57,988
4.26%, 11/01/47	70	60,351
3.81%, 11/01/49(a)	57	45,427
Novant Health, Inc.
2.64%, 11/01/36	72	58,203
3.17%, 11/01/51(a)	76	54,841
3.32%, 11/01/61	76	53,555
OhioHealth Corp., 2.83%, 11/15/41	59	45,327
Orlando Health Obligated Group(a)
4.09%, 10/01/48	29	25,090
3.33%, 10/01/50	67	51,350
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	73,236
Series 2020, 1.38%, 11/15/25	24	23,102
Series 2020, 3.22%, 11/15/50	73	51,608
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	45,454
Series 2042, 2.72%, 01/01/42	58	43,365
Presbyterian Healthcare Services, 4.88%, 08/01/52	60	59,877
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	82	75,271
Series 21A, 2.70%, 10/01/51(a)	76	48,277
Series A, 3.93%, 10/01/48	77	63,089
Queen’s Health Systems, 4.81%, 07/01/52	67	66,551
Quest Diagnostics, Inc.
4.60%, 12/15/27	225	228,013
4.20%, 06/30/29	87	86,646
4.63%, 12/15/29	50	50,610
2.95%, 06/30/30	75	69,549
2.80%, 06/30/31(a)	71	64,011
5.00%, 12/15/34	50	50,629
4.70%, 03/30/45(a)	87	81,688

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51(a)	$63	$ 47,065
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	42,528
Sentara Healthcare, Series 2021, 2.93%, 11/01/51(a)	71	49,986
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	91	60,917
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	53,846
Summa Health, 3.51%, 11/15/51	70	54,738
Sutter Health
Series 2018, 4.09%, 08/15/48	80	69,435
Series 20A, 2.29%, 08/15/30	66	59,105
Series 20A, 3.16%, 08/15/40	62	49,994
Series 20A, 3.36%, 08/15/50	59	44,999
Texas Health Resources, 2.33%, 11/15/50	58	36,171
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	73	58,984
Series 2021, 2.63%, 12/01/40	83	62,136
UnitedHealth Group, Inc.
5.15%, 10/15/25(a)	25	25,255
1.25%, 01/15/26	74	71,405
3.10%, 03/15/26	87	85,907
1.15%, 05/15/26	171	163,483
4.75%, 07/15/26	55	55,810
3.45%, 01/15/27	87	86,096
3.38%, 04/15/27	171	168,706
4.60%, 04/15/27	55	56,008
5.25%, 02/15/28	40	41,627
3.85%, 06/15/28	171	170,352
4.25%, 01/15/29(a)	140	141,206
4.70%, 04/15/29	50	51,279
4.00%, 05/15/29	120	119,708
2.88%, 08/15/29	124	117,616
4.80%, 01/15/30	175	180,305
5.30%, 02/15/30(a)	300	316,350
2.00%, 05/15/30	79	70,430
4.90%, 04/15/31	75	77,590
2.30%, 05/15/31	197	174,671
4.95%, 01/15/32	250	258,564
5.35%, 02/15/33	180	191,198
4.50%, 04/15/33	140	140,623
5.00%, 04/15/34	275	283,943
5.15%, 07/15/34(a)	250	260,922
4.63%, 07/15/35	97	98,058
5.80%, 03/15/36	120	132,297
6.88%, 02/15/38	74	89,623
3.50%, 08/15/39	111	95,680
2.75%, 05/15/40	75	57,407
5.95%, 02/15/41	74	81,866
3.05%, 05/15/41	216	170,514
4.63%, 11/15/41	104	100,391
3.95%, 10/15/42	53	46,477
4.25%, 03/15/43	87	80,591
5.50%, 07/15/44	250	264,572
4.75%, 07/15/45	307	297,645
4.20%, 01/15/47	130	115,093
4.25%, 04/15/47	171	151,306
3.75%, 10/15/47	87	71,406
4.45%, 12/15/48	171	155,493
3.70%, 08/15/49	257	206,980
2.90%, 05/15/50	221	154,801
3.25%, 05/15/51	87	64,445
4.75%, 05/15/52(a)	100	95,360
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.88%, 02/15/53	$270	$ 298,875
5.05%, 04/15/53	140	138,974
5.38%, 04/15/54	175	181,923
5.63%, 07/15/54	250	268,200
3.88%, 08/15/59	171	136,386
3.13%, 05/15/60	100	68,251
4.95%, 05/15/62	200	193,451
6.05%, 02/15/63	110	124,537
5.20%, 04/15/63	190	190,177
5.50%, 04/15/64	75	78,422
5.75%, 07/15/64	210	226,696
Universal Health Services, Inc.
1.65%, 09/01/26	155	146,826
4.63%, 10/15/29	50	49,692
2.65%, 10/15/30	50	44,595
5.05%, 10/15/34	30	29,448
WakeMed, Series A, 3.29%, 10/01/52(a)	66	50,811
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	41,625
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	74,046
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	64	40,660
		27,466,077
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	130	129,550
3.95%, 01/15/27	87	86,067
3.38%, 08/15/31	141	131,311
2.00%, 05/18/32	73	60,405
1.88%, 02/01/33	102	81,964
2.95%, 03/15/34	52	44,956
4.75%, 04/15/35	200	197,499
5.25%, 05/15/36(a)	40	40,672
4.85%, 04/15/49	87	79,510
3.00%, 05/18/51	70	46,723
3.55%, 03/15/52(a)	100	73,331
5.15%, 04/15/53	70	66,967
5.63%, 05/15/54	50	51,212
DOC DR LLC, 2.63%, 11/01/31	87	75,958
Healthcare Realty Holdings LP, 3.10%, 02/15/30(a)	171	157,119
Healthpeak OP LLC
1.35%, 02/01/27(a)	62	57,989
2.13%, 12/01/28	75	68,629
3.50%, 07/15/29(a)	57	54,676
3.00%, 01/15/30	92	85,741
2.88%, 01/15/31(a)	90	81,988
5.25%, 12/15/32	135	139,067
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	87	86,568
4.75%, 01/15/28	87	86,853
3.63%, 10/01/29	104	98,015
3.25%, 04/15/33	71	61,098
Sabra Health Care LP
3.90%, 10/15/29	50	47,368
3.20%, 12/01/31	87	76,571
Ventas Realty LP
4.13%, 01/15/26	214	212,968
3.25%, 10/15/26	87	84,973
4.00%, 03/01/28	257	253,543
3.00%, 01/15/30	50	46,311
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Ventas Realty LP (continued)
2.50%, 09/01/31	$121	$ 105,097
5.63%, 07/01/34	25	26,309
5.00%, 01/15/35	25	25,039
5.70%, 09/30/43	100	103,280
Welltower OP LLC
4.25%, 04/01/26	62	61,909
2.05%, 01/15/29	108	98,550
4.13%, 03/15/29	171	169,723
3.10%, 01/15/30	171	160,618
2.75%, 01/15/31	100	90,436
2.75%, 01/15/32(a)	87	77,133
3.85%, 06/15/32	79	75,184
		3,858,880
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
5.70%, 07/01/34(a)	25	25,813
5.50%, 04/15/35	75	76,088
Series H, 3.38%, 12/15/29	171	159,240
Series J, 2.90%, 12/15/31	71	62,434
		323,575
Hotels, Restaurants & Leisure — 0.2%
Brunswick Corp.(a)
2.40%, 08/18/31	66	55,442
5.10%, 04/01/52	71	59,913
Choice Hotels International, Inc.
3.70%, 12/01/29	70	66,443
5.85%, 08/01/34(a)	50	51,563
Darden Restaurants, Inc.
4.35%, 10/15/27	25	24,995
4.55%, 10/15/29	25	24,953
6.30%, 10/10/33(a)	50	54,483
Hyatt Hotels Corp.
4.85%, 03/15/26	100	100,218
4.38%, 09/15/28(a)	276	274,830
5.25%, 06/30/29	25	25,595
5.75%, 04/23/30	87	91,059
5.50%, 06/30/34	25	25,550
Las Vegas Sands Corp.
3.50%, 08/18/26	150	146,834
5.90%, 06/01/27	25	25,673
6.00%, 08/15/29	25	25,980
6.20%, 08/15/34(a)	100	104,713
Marriott International, Inc.
5.00%, 10/15/27(a)	55	56,126
5.55%, 10/15/28	50	52,309
5.30%, 05/15/34	175	180,326
5.35%, 03/15/35	100	102,488
Series FF, 4.63%, 06/15/30	171	172,595
Series GG, 3.50%, 10/15/32	171	156,518
Series R, 3.13%, 06/15/26	171	167,724
Series X, 4.00%, 04/15/28	171	169,007
McDonald’s Corp.
3.70%, 01/30/26	171	169,976
3.50%, 03/01/27(a)	171	168,931
3.50%, 07/01/27(a)	240	236,665
3.80%, 04/01/28(a)	171	169,453
4.80%, 08/14/28(a)	50	51,328
5.00%, 05/17/29	25	25,906
4.95%, 08/14/33(a)	75	77,947
5.20%, 05/17/34(a)	25	26,438
4.70%, 12/09/35	79	79,853
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
6.30%, 10/15/37	$200	$ 228,164
6.30%, 03/01/38	171	195,159
3.70%, 02/15/42	74	62,155
4.60%, 05/26/45	171	159,956
4.88%, 12/09/45	171	166,081
4.45%, 03/01/47	87	79,379
3.63%, 09/01/49	151	118,959
4.20%, 04/01/50	88	76,082
5.15%, 09/09/52	100	100,065
5.45%, 08/14/53	75	78,167
Sands China Ltd.
5.40%, 08/08/28	200	201,500
4.38%, 06/18/30	200	191,327
Starbucks Corp.
4.75%, 02/15/26	50	50,359
4.85%, 02/08/27	25	25,397
4.00%, 11/15/28(a)	87	86,713
3.55%, 08/15/29	214	208,679
2.55%, 11/15/30	140	126,822
4.90%, 02/15/31(a)	25	25,954
3.00%, 02/14/32	132	120,302
4.80%, 02/15/33(a)	100	102,481
5.00%, 02/15/34	25	25,734
3.75%, 12/01/47(a)	171	136,889
3.35%, 03/12/50	171	125,769
3.50%, 11/15/50	140	106,702
		6,020,629
Household Durables — 0.1%
D.R. Horton, Inc.
1.30%, 10/15/26	174	164,609
1.40%, 10/15/27(a)	171	158,290
Leggett & Platt, Inc.
4.40%, 03/15/29(a)	171	164,678
3.50%, 11/15/51	105	70,751
Lennar Corp., 4.75%, 11/29/27(a)	141	142,819
MDC Holdings, Inc.(a)
2.50%, 01/15/31	70	61,797
6.00%, 01/15/43	71	75,576
PulteGroup, Inc., 7.88%, 06/15/32(a)	171	204,447
Toll Brothers Finance Corp.
4.88%, 11/15/25	74	74,020
4.88%, 03/15/27	75	75,508
4.35%, 02/15/28(a)	75	74,608
Whirlpool Corp.
2.40%, 05/15/31(a)	86	73,803
4.70%, 05/14/32(a)	70	69,353
5.50%, 03/01/33	50	51,019
5.75%, 03/01/34	25	25,608
4.50%, 06/01/46(a)	87	73,778
		1,560,664
Household Products — 0.0%
Avery Dennison Corp.(a)
2.25%, 02/15/32	87	73,810
5.75%, 03/15/33	90	96,361
Church & Dwight Co., Inc.
2.30%, 12/15/31	171	149,419
5.60%, 11/15/32	140	150,685
Clorox Co., 3.10%, 10/01/27	87	84,426
Kimberly-Clark Corp.
2.75%, 02/15/26	87	85,464
2.00%, 11/02/31(a)	75	65,639

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products (continued)
Kimberly-Clark Corp. (continued)
4.50%, 02/16/33(a)	$100	$ 101,823
5.30%, 03/01/41	87	91,167
3.20%, 07/30/46	74	57,006
2.88%, 02/07/50(a)	140	100,629
		1,056,429
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/27	130	125,463
3.38%, 03/01/29	211	204,293
2.38%, 08/26/29(a)	169	155,447
3.13%, 09/19/46	87	64,946
3.63%, 10/15/47(a)	104	83,012
3.25%, 08/26/49(a)	175	130,897
3.70%, 04/15/50	87	70,631
Carlisle Cos., Inc.
2.75%, 03/01/30(a)	189	173,626
2.20%, 03/01/32	75	63,472
Eaton Corp.
3.10%, 09/15/27	118	115,239
4.15%, 03/15/33(a)	100	98,759
4.15%, 11/02/42	187	171,204
4.70%, 08/23/52	60	57,986
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	181,364
3.90%, 09/01/42	75	66,091
Parker-Hannifin Corp.
4.25%, 09/15/27	70	70,225
3.25%, 06/14/29	341	327,305
4.50%, 09/15/29(a)	100	101,136
4.20%, 11/21/34	87	84,480
4.10%, 03/01/47	87	75,526
4.00%, 06/14/49	87	74,030
Pentair Finance SARL, 5.90%, 07/15/32	100	107,042
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	153,588
Textron, Inc., 3.00%, 06/01/30	171	158,227
		2,913,989
Insurance — 0.7%
Aflac, Inc.
1.13%, 03/15/26	171	163,578
2.88%, 10/15/26	130	126,944
4.75%, 01/15/49	87	81,760
Alleghany Corp.
3.63%, 05/15/30	121	117,219
3.25%, 08/15/51	171	124,083
Allstate Corp.
3.28%, 12/15/26	130	127,771
5.05%, 06/24/29	50	51,519
5.25%, 03/30/33	20	20,855
5.55%, 05/09/35	160	170,361
4.50%, 06/15/43	53	48,838
4.20%, 12/15/46	100	87,414
3.85%, 08/10/49(a)	71	58,191
American Financial Group, Inc., 4.50%, 06/15/47	130	115,661
American International Group, Inc.
5.13%, 03/27/33	70	72,138
6.25%, 05/01/36	100	111,379
4.80%, 07/10/45	130	124,190
4.75%, 04/01/48(a)	171	162,092
4.38%, 06/30/50	87	77,987
Security	Par (000)	Value
Insurance (continued)
Aon Corp.
4.50%, 12/15/28(a)	$171	$ 172,133
3.75%, 05/02/29	171	166,885
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27(a)	55	53,372
2.05%, 08/23/31	87	74,387
2.60%, 12/02/31	59	52,135
5.00%, 09/12/32	270	276,915
5.35%, 02/28/33(a)	25	26,118
2.90%, 08/23/51	100	66,431
3.90%, 02/28/52	81	64,784
Aon Global Ltd.
3.88%, 12/15/25	104	103,604
4.60%, 06/14/44	87	79,635
4.75%, 05/15/45	87	81,271
Aon North America, Inc.
5.13%, 03/01/27	75	76,727
5.15%, 03/01/29	100	103,297
5.30%, 03/01/31(a)	100	104,327
5.45%, 03/01/34	100	104,992
5.75%, 03/01/54	170	180,087
Arch Capital Finance LLC, 4.01%, 12/15/26	171	169,877
Arch Capital Group Ltd., 3.64%, 06/30/50	100	77,731
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	64,253
Arthur J Gallagher & Co.
2.40%, 11/09/31	87	74,344
5.45%, 07/15/34	300	312,575
3.50%, 05/20/51	87	64,225
5.75%, 03/02/53	16	16,715
6.75%, 02/15/54	70	82,394
5.75%, 07/15/54	100	104,382
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28(a)	300	318,388
Athene Holding Ltd.
6.15%, 04/03/30(a)	100	107,597
6.65%, 02/01/33	100	109,910
5.88%, 01/15/34	50	52,332
3.95%, 05/25/51	66	50,720
6.25%, 04/01/54	150	159,907
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	133	128,732
1.85%, 03/12/30	87	77,941
1.45%, 10/15/30	155	134,063
4.40%, 05/15/42	74	72,598
4.30%, 05/15/43	87	82,636
4.25%, 01/15/49	171	158,348
2.85%, 10/15/50	171	120,180
2.50%, 01/15/51	132	87,128
3.85%, 03/15/52	400	337,476
Berkshire Hathaway, Inc.
3.13%, 03/15/26	240	237,092
4.50%, 02/11/43(a)	200	199,101
Brighthouse Financial, Inc.(a)
3.70%, 06/22/27	300	293,451
5.63%, 05/15/30	71	73,659
4.70%, 06/22/47	103	84,819
Brown & Brown, Inc.
2.38%, 03/15/31	171	148,035
5.65%, 06/11/34(a)	50	52,458
4.95%, 03/17/52	65	59,478
Chubb Corp.
6.00%, 05/11/37	50	55,812
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb Corp. (continued)
Series 1, 6.50%, 05/15/38	$74	$ 86,735
Chubb INA Holdings LLC
3.35%, 05/03/26	138	136,376
4.65%, 08/15/29(a)	75	76,742
1.38%, 09/15/30(a)	346	296,660
5.00%, 03/15/34(a)	200	207,693
6.70%, 05/15/36	150	176,505
4.15%, 03/13/43	53	47,790
2.85%, 12/15/51	87	60,728
3.05%, 12/15/61	59	40,272
CNA Financial Corp.
4.50%, 03/01/26	562	562,286
3.90%, 05/01/29	87	85,325
CNO Financial Group, Inc., 6.45%, 06/15/34(a)	75	79,284
Corebridge Financial, Inc.
3.65%, 04/05/27	75	73,781
3.85%, 04/05/29	175	170,471
3.90%, 04/05/32	175	164,134
6.05%, 09/15/33	50	53,309
5.75%, 01/15/34	50	52,701
4.35%, 04/05/42	75	66,414
4.40%, 04/05/52	125	106,998
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	100	103,516
Enstar Group Ltd., 3.10%, 09/01/31	124	107,122
Equitable Holdings, Inc.
4.35%, 04/20/28	171	170,358
5.59%, 01/11/33	150	157,079
5.00%, 04/20/48	89	85,238
Essent Group Ltd., 6.25%, 07/01/29	25	26,078
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	87	63,160
3.13%, 10/15/52(a)	155	103,702
F&G Annuities & Life, Inc.
7.40%, 01/13/28	50	52,812
6.50%, 06/04/29	25	25,750
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	171	170,805
5.63%, 08/16/32	80	82,886
6.35%, 03/22/54(b)	135	144,275
6.10%, 03/15/55(b)	50	52,064
Fidelity National Financial, Inc.
3.40%, 06/15/30(a)	87	81,022
3.20%, 09/17/51	58	38,814
First American Financial Corp.
2.40%, 08/15/31	78	65,499
5.45%, 09/30/34	25	24,885
Globe Life, Inc.
2.15%, 08/15/30	40	34,532
5.85%, 09/15/34(a)	25	25,833
Hanover Insurance Group, Inc.
4.50%, 04/15/26	104	103,813
2.50%, 09/01/30	87	76,267
Hartford Financial Services Group, Inc.
2.80%, 08/19/29(a)	87	81,124
5.95%, 10/15/36	100	109,289
6.10%, 10/01/41(a)	74	80,808
2.90%, 09/15/51(a)	71	47,948
Jackson Financial, Inc., 3.13%, 11/23/31	171	149,370
Kemper Corp., 3.80%, 02/23/32	74	67,266
Lincoln National Corp.
3.80%, 03/01/28(a)	57	55,957
5.85%, 03/15/34	25	26,321
Security	Par (000)	Value
Insurance (continued)
Lincoln National Corp. (continued)
6.30%, 10/09/37(a)	$87	$ 95,078
4.35%, 03/01/48	70	57,354
4.38%, 06/15/50	87	71,139
Loews Corp.
3.75%, 04/01/26	87	86,506
3.20%, 05/15/30	114	107,400
Manulife Financial Corp.
4.15%, 03/04/26	87	86,797
2.48%, 05/19/27	171	164,301
3.70%, 03/16/32	67	63,926
5.38%, 03/04/46	71	73,473
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(c)	87	85,717
Markel Group, Inc.
3.35%, 09/17/29	82	77,811
4.30%, 11/01/47	130	109,664
4.15%, 09/17/50	87	71,038
3.45%, 05/07/52	75	53,165
6.00%, 05/16/54	40	42,531
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26(a)	171	169,892
4.38%, 03/15/29	171	172,765
2.25%, 11/15/30	59	52,790
2.38%, 12/15/31	65	56,884
5.75%, 11/01/32	50	54,274
5.40%, 09/15/33	50	53,163
5.15%, 03/15/34	225	235,543
4.35%, 01/30/47	87	77,407
4.20%, 03/01/48	87	75,678
4.90%, 03/15/49	171	163,805
2.90%, 12/15/51	52	34,987
6.25%, 11/01/52	25	29,121
5.70%, 09/15/53	100	107,490
5.45%, 03/15/54(a)	25	25,929
MetLife, Inc.
4.55%, 03/23/30(a)	171	174,895
5.38%, 07/15/33(a)	50	53,200
6.38%, 06/15/34	307	348,222
5.30%, 12/15/34	50	52,524
5.88%, 02/06/41	100	109,033
4.13%, 08/13/42	75	66,972
4.88%, 11/13/43	200	196,628
4.72%, 12/15/44	50	47,415
4.05%, 03/01/45	87	75,871
4.60%, 05/13/46	200	189,149
5.00%, 07/15/52(a)	60	59,389
5.25%, 01/15/54	100	102,992
NMI Holdings, Inc., 6.00%, 08/15/29	25	25,676
Old Republic International Corp.
5.75%, 03/28/34	25	26,223
3.85%, 06/11/51	70	53,050
Primerica, Inc., 2.80%, 11/19/31	74	64,966
Principal Financial Group, Inc.
3.10%, 11/15/26	171	167,120
3.70%, 05/15/29	100	97,619
5.38%, 03/15/33	40	41,718
4.63%, 09/15/42	50	46,824
4.30%, 11/15/46(a)	87	77,190
5.50%, 03/15/53	45	46,293
Progressive Corp.
2.45%, 01/15/27(a)	87	84,082
2.50%, 03/15/27	66	63,633

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (continued)
4.00%, 03/01/29	$75	$ 74,809
3.00%, 03/15/32	145	132,956
4.95%, 06/15/33	40	41,497
4.35%, 04/25/44	74	67,849
3.70%, 01/26/45	70	57,857
4.13%, 04/15/47	87	76,742
4.20%, 03/15/48	87	77,180
3.70%, 03/15/52	60	48,277
Prudential Financial, Inc.
1.50%, 03/10/26	171	164,936
3.88%, 03/27/28	120	118,940
3.00%, 03/10/40	171	135,342
4.60%, 05/15/44	87	82,227
3.91%, 12/07/47	87	72,324
3.94%, 12/07/49	156	129,015
4.35%, 02/25/50	171	151,876
3.70%, 03/13/51(a)	200	158,278
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(c)	171	173,127
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	150	162,815
(5-year CMT + 3.04%), 3.70%, 10/01/50(a)(c)	71	65,559
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	107	106,179
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	171	160,902
3.63%, 03/24/32	87	81,236
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	80,035
6.00%, 09/15/33	20	21,434
5.75%, 09/15/34	75	79,006
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33(a)	60	62,976
Travelers Cos., Inc.
6.75%, 06/20/36	87	102,658
6.25%, 06/15/37	87	99,300
5.35%, 11/01/40	200	209,497
4.60%, 08/01/43	148	141,204
4.30%, 08/25/45	87	78,707
4.00%, 05/30/47	87	75,315
4.10%, 03/04/49	87	75,599
5.45%, 05/25/53	40	42,729
Travelers Property Casualty Corp., 6.38%, 03/15/33	74	83,926
Trinity Acquisition PLC, 4.40%, 03/15/26	87	86,779
Unum Group
4.00%, 06/15/29	71	69,584
5.75%, 08/15/42	87	88,846
4.50%, 12/15/49	37	31,486
4.13%, 06/15/51	75	59,146
W R Berkley Corp.
4.00%, 05/12/50	87	71,333
3.55%, 03/30/52	87	65,054
Willis North America, Inc.
4.65%, 06/15/27	71	71,564
4.50%, 09/15/28	257	256,875
5.35%, 05/15/33	40	41,175
3.88%, 09/15/49	100	78,516
5.90%, 03/05/54	75	78,688
		22,072,901
Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00%, 08/15/26	427	413,904
0.80%, 08/15/27	93	86,140
1.10%, 08/15/30(a)	112	96,435
Security	Par (000)	Value
Interactive Media & Services (continued)
Alphabet, Inc. (continued)
1.90%, 08/15/40(a)	$159	$ 113,546
2.05%, 08/15/50	140	87,179
2.25%, 08/15/60(a)	257	158,582
Meta Platforms, Inc.
3.50%, 08/15/27(a)	500	495,910
4.60%, 05/15/28	60	61,545
4.30%, 08/15/29	85	86,310
4.80%, 05/15/30	60	62,413
4.55%, 08/15/31	100	102,240
3.85%, 08/15/32	415	403,426
4.95%, 05/15/33	60	62,979
4.75%, 08/15/34	225	229,656
4.45%, 08/15/52	140	129,093
5.60%, 05/15/53	360	390,310
5.40%, 08/15/54	360	377,156
4.65%, 08/15/62(a)	200	186,207
5.75%, 05/15/63	160	175,380
5.55%, 08/15/64	290	309,740
Netflix, Inc.
5.88%, 11/15/28	200	213,134
6.38%, 05/15/29	200	218,493
5.40%, 08/15/54(a)	150	158,793
		4,618,571
Internet Software & Services — 0.0%
Booking Holdings, Inc.
3.60%, 06/01/26	257	255,344
4.63%, 04/13/30(a)	171	175,045
Expedia Group, Inc.
5.00%, 02/15/26(a)	87	87,466
3.80%, 02/15/28(a)	130	127,564
3.25%, 02/15/30	142	133,903
2.95%, 03/15/31(a)	54	49,133
Uber Technologies, Inc.
4.80%, 09/15/34	150	149,792
5.35%, 09/15/54	125	123,975
VeriSign, Inc., 4.75%, 07/15/27	171	171,243
		1,273,465
IT Services — 0.2%
CGI, Inc.
1.45%, 09/14/26	87	82,292
2.30%, 09/14/31	87	74,567
DXC Technology Co.
1.80%, 09/15/26	104	98,521
2.38%, 09/15/28	71	64,183
Fortinet, Inc.
1.00%, 03/15/26	132	125,852
2.20%, 03/15/31	152	131,990
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100	100,401
4.60%, 02/05/27(a)	100	101,201
4.60%, 02/05/29	100	101,758
4.75%, 02/05/31	100	102,480
4.90%, 02/05/34	100	102,580
5.25%, 02/05/44	100	101,828
5.30%, 02/05/54	200	202,489
International Business Machines Corp.
3.45%, 02/19/26(a)	250	247,455
3.30%, 05/15/26	257	253,540
2.20%, 02/09/27	200	191,526
1.70%, 05/15/27	289	272,114
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
4.15%, 07/27/27	$100	$ 100,383
4.50%, 02/06/28	250	253,490
3.50%, 05/15/29	381	370,300
1.95%, 05/15/30	121	107,055
2.72%, 02/09/32(a)	180	161,850
4.40%, 07/27/32	100	99,864
5.88%, 11/29/32(a)	87	95,538
4.15%, 05/15/39	350	322,386
2.85%, 05/15/40	345	265,673
4.00%, 06/20/42	148	130,294
4.25%, 05/15/49(a)	330	289,387
2.95%, 05/15/50	116	80,375
4.90%, 07/27/52(a)	100	96,247
Kyndryl Holdings, Inc., 4.10%, 10/15/41	171	137,837
Leidos, Inc., 2.30%, 02/15/31	130	112,938
		4,978,394
Leisure Products — 0.0%
Hasbro, Inc.
3.55%, 11/19/26	75	73,518
3.90%, 11/19/29	75	72,324
6.05%, 05/14/34	25	26,312
6.35%, 03/15/40	87	93,278
5.10%, 05/15/44(a)	60	55,750
		321,182
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	50	51,016
5.80%, 03/21/34(a)	50	52,285
Caterpillar Financial Services Corp.
0.80%, 11/13/25	171	164,904
5.05%, 02/27/26	50	50,751
4.35%, 05/15/26	100	100,583
1.15%, 09/14/26(a)	155	147,038
4.45%, 10/16/26(a)	50	50,585
1.70%, 01/08/27(a)	87	82,859
4.50%, 01/08/27	25	25,350
5.00%, 05/14/27	50	51,386
3.60%, 08/12/27	100	99,376
4.40%, 10/15/27	50	50,662
4.85%, 02/27/29(a)	50	51,735
4.38%, 08/16/29(a)	50	50,745
Caterpillar, Inc.
2.60%, 09/19/29	70	65,533
2.60%, 04/09/30	87	80,932
1.90%, 03/12/31(a)	157	138,768
5.20%, 05/27/41	206	215,255
3.80%, 08/15/42	200	175,645
3.25%, 09/19/49	171	131,325
3.25%, 04/09/50	171	130,948
CNH Industrial Capital LLC
5.45%, 10/14/25(a)	100	100,937
1.88%, 01/15/26	171	165,429
1.45%, 07/15/26	78	74,157
4.55%, 04/10/28(a)	40	40,213
5.50%, 01/12/29	100	104,380
5.10%, 04/20/29	50	51,466
Deere & Co.
5.38%, 10/16/29	200	212,434
3.10%, 04/15/30	87	82,615
3.90%, 06/09/42(a)	96	85,957
Security	Par (000)	Value
Machinery (continued)
Deere & Co. (continued)
2.88%, 09/07/49	$68	$ 49,228
3.75%, 04/15/50(a)	100	85,178
Dover Corp.
3.15%, 11/15/25	87	85,659
2.95%, 11/04/29(a)	60	56,213
Flowserve Corp., 2.80%, 01/15/32	70	60,629
IDEX Corp., 2.63%, 06/15/31	67	59,308
Ingersoll Rand, Inc.
5.20%, 06/15/27	50	51,250
5.18%, 06/15/29(a)	50	51,723
5.45%, 06/15/34(a)	50	52,614
5.70%, 06/15/54	100	106,685
John Deere Capital Corp.
4.80%, 01/09/26	50	50,460
0.70%, 01/15/26	155	148,575
4.95%, 03/06/26	50	50,636
4.75%, 06/08/26	60	60,843
2.25%, 09/14/26	87	84,296
1.30%, 10/13/26(a)	90	85,335
4.50%, 01/08/27	50	50,644
1.70%, 01/11/27(a)	257	244,347
4.85%, 03/05/27	50	51,022
4.90%, 06/11/27(a)	75	76,876
4.20%, 07/15/27(a)	45	45,370
4.15%, 09/15/27	100	100,746
3.05%, 01/06/28	75	72,922
4.75%, 01/20/28(a)	50	51,200
1.50%, 03/06/28	87	80,173
4.95%, 07/14/28(a)	35	36,162
4.50%, 01/16/29	50	50,918
3.35%, 04/18/29	61	59,456
4.85%, 06/11/29	75	77,464
2.80%, 07/18/29(a)	110	104,176
4.85%, 10/11/29	50	51,775
2.45%, 01/09/30	75	69,426
4.70%, 06/10/30	60	61,820
1.45%, 01/15/31	155	132,112
4.90%, 03/07/31	50	51,856
2.00%, 06/17/31	200	174,561
4.40%, 09/08/31	100	100,706
4.35%, 09/15/32	100	100,713
5.10%, 04/11/34	250	261,767
5.05%, 06/12/34	75	78,308
Kennametal, Inc., 2.80%, 03/01/31	55	48,971
Nordson Corp.
4.50%, 12/15/29	25	25,101
5.80%, 09/15/33(a)	25	26,969
nVent Finance SARL
2.75%, 11/15/31	65	56,525
5.65%, 05/15/33	40	41,616
Otis Worldwide Corp.
5.25%, 08/16/28	30	31,087
2.57%, 02/15/30	171	156,678
3.11%, 02/15/40	171	137,433
3.36%, 02/15/50	69	52,227
Regal Rexnord Corp.
6.05%, 04/15/28	20	20,794
6.30%, 02/15/30	200	212,716
6.40%, 04/15/33	100	106,951
Rockwell Automation, Inc.
1.75%, 08/15/31	86	72,967

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Rockwell Automation, Inc. (continued)
2.80%, 08/15/61	$60	$ 37,451
Snap-on, Inc., 3.10%, 05/01/50	171	123,130
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	100	105,471
4.25%, 11/15/28	171	170,731
2.30%, 03/15/30	71	63,465
3.00%, 05/15/32(a)	76	68,294
4.85%, 11/15/48	87	81,211
2.75%, 11/15/50	75	47,300
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	87	88,103
Xylem, Inc./New York, 4.38%, 11/01/46	87	78,144
		8,061,756
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	115	118,197
3.75%, 02/15/28	87	83,506
4.20%, 03/15/28(a)	200	194,450
2.25%, 01/15/29	286	254,642
5.05%, 03/30/29	171	170,106
6.10%, 06/01/29	100	103,506
2.80%, 04/01/31	141	120,661
4.40%, 04/01/33	300	274,461
6.65%, 02/01/34	150	156,995
6.55%, 06/01/34(a)	100	104,017
6.38%, 10/23/35	87	88,838
5.38%, 04/01/38	171	156,005
3.50%, 06/01/41	171	120,131
3.50%, 03/01/42	87	60,455
6.48%, 10/23/45	357	344,396
5.38%, 05/01/47	257	215,784
5.75%, 04/01/48	220	192,122
5.13%, 07/01/49	171	137,414
4.80%, 03/01/50	324	248,045
3.70%, 04/01/51	104	66,392
3.90%, 06/01/52	275	180,302
5.25%, 04/01/53(a)	238	194,482
6.83%, 10/23/55	87	86,870
3.85%, 04/01/61	253	155,174
4.40%, 12/01/61	121	82,307
3.95%, 06/30/62	100	61,752
Comcast Corp.
3.95%, 10/15/25	214	213,396
3.15%, 03/01/26	300	295,854
2.35%, 01/15/27	148	142,681
3.30%, 02/01/27	171	168,308
3.30%, 04/01/27	341	335,489
5.35%, 11/15/27	90	93,617
3.15%, 02/15/28(a)	214	207,822
3.55%, 05/01/28	171	167,813
4.15%, 10/15/28	379	379,591
4.55%, 01/15/29	80	81,394
5.10%, 06/01/29	100	104,144
2.65%, 02/01/30	163	150,839
3.40%, 04/01/30	182	174,604
4.25%, 10/15/30	171	170,709
1.95%, 01/15/31	146	126,762
1.50%, 02/15/31	281	237,092
5.50%, 11/15/32	100	107,063
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.25%, 01/15/33	$112	$ 110,164
4.65%, 02/15/33(a)	160	162,288
4.80%, 05/15/33(a)	80	81,579
5.30%, 06/01/34(a)	100	105,347
4.20%, 08/15/34	382	370,093
4.40%, 08/15/35	87	84,802
3.20%, 07/15/36(a)	87	74,683
6.45%, 03/15/37	200	229,436
3.90%, 03/01/38	87	78,526
4.60%, 10/15/38	130	126,359
3.25%, 11/01/39	171	139,868
3.75%, 04/01/40	171	148,031
4.65%, 07/15/42	100	94,522
4.75%, 03/01/44	67	63,652
3.40%, 07/15/46	87	67,324
4.00%, 08/15/47	87	73,193
3.97%, 11/01/47(a)	257	214,739
4.00%, 03/01/48	87	72,899
4.70%, 10/15/48	214	202,491
4.00%, 11/01/49	216	180,406
3.45%, 02/01/50	150	113,492
2.80%, 01/15/51	149	98,863
2.89%, 11/01/51	505	339,344
2.45%, 08/15/52(a)	291	177,499
5.35%, 05/15/53(a)	280	286,391
5.65%, 06/01/54(a)	90	96,114
2.94%, 11/01/56	507	331,352
4.95%, 10/15/58	171	164,394
2.65%, 08/15/62	150	88,759
2.99%, 11/01/63	301	190,931
5.50%, 05/15/64	180	186,117
Discovery Communications LLC
4.90%, 03/11/26	58	57,955
3.95%, 03/20/28	108	102,869
5.00%, 09/20/37	87	75,500
6.35%, 06/01/40	100	95,617
5.20%, 09/20/47	146	120,550
FactSet Research Systems, Inc.
2.90%, 03/01/27	75	72,533
3.45%, 03/01/32	70	63,867
Fox Corp.
4.71%, 01/25/29	171	173,182
3.50%, 04/08/30	200	190,457
6.50%, 10/13/33	50	54,711
5.48%, 01/25/39	100	100,886
5.58%, 01/25/49	171	168,513
Grupo Televisa SAB
6.63%, 01/15/40	87	85,272
5.00%, 05/13/45(a)	200	162,562
NBCUniversal Media LLC
5.95%, 04/01/41	109	118,832
4.45%, 01/15/43	72	66,048
Paramount Global
3.38%, 02/15/28	87	81,927
3.70%, 06/01/28(a)	87	82,549
7.88%, 07/30/30	100	109,219
4.95%, 01/15/31	171	161,294
4.20%, 05/19/32(a)	171	151,637
6.88%, 04/30/36	87	88,156
4.85%, 07/01/42(a)	82	65,405
4.38%, 03/15/43	184	136,135
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Paramount Global (continued)
5.85%, 09/01/43	$189	$ 164,830
4.95%, 05/19/50	171	130,938
TCI Communications, Inc., 7.88%, 02/15/26	87	91,151
Thomson Reuters Corp.
3.35%, 05/15/26	74	72,850
5.65%, 11/23/43(a)	171	176,442
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	100,129
Time Warner Cable LLC
6.55%, 05/01/37	212	209,839
6.75%, 06/15/39(a)	199	199,289
5.88%, 11/15/40	87	78,894
5.50%, 09/01/41	300	260,120
4.50%, 09/15/42	87	66,665
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	70	68,964
1.85%, 07/30/26	171	164,656
2.95%, 06/15/27	130	126,671
4.13%, 06/01/44	87	76,859
3.00%, 07/30/46(a)	75	54,535
Series E, 4.13%, 12/01/41	87	78,256
Walt Disney Co.
3.70%, 10/15/25(a)	144	143,422
1.75%, 01/13/26	104	101,052
3.38%, 11/15/26(a)	257	253,791
3.70%, 03/23/27	300	298,853
2.20%, 01/13/28(a)	171	162,308
2.00%, 09/01/29	587	533,604
3.80%, 03/22/30	171	168,236
2.65%, 01/13/31	644	587,792
6.20%, 12/15/34	62	70,570
6.40%, 12/15/35	131	150,476
6.65%, 11/15/37	214	252,880
4.63%, 03/23/40(a)	171	169,079
3.50%, 05/13/40	275	234,188
5.40%, 10/01/43	100	104,938
4.75%, 09/15/44	87	83,802
4.95%, 10/15/45	15	14,766
2.75%, 09/01/49(a)	171	116,429
4.70%, 03/23/50(a)	123	119,359
3.60%, 01/13/51	290	231,782
3.80%, 05/13/60(a)	71	56,468
		20,442,405
Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	185,626
ArcelorMittal SA
4.55%, 03/11/26	87	86,877
6.55%, 11/29/27	50	53,071
4.25%, 07/16/29(a)	75	74,521
6.80%, 11/29/32(a)	50	55,776
6.00%, 06/17/34	50	53,061
7.00%, 10/15/39	79	89,697
6.75%, 03/01/41	100	109,735
6.35%, 06/17/54(a)	50	52,187
Barrick North America Finance LLC
5.70%, 05/30/41	87	91,774
5.75%, 05/01/43	87	92,453
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	93,715
Security	Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	$60	$ 60,584
5.25%, 09/08/26	125	127,754
4.75%, 02/28/28	60	61,237
5.10%, 09/08/28	125	129,271
5.25%, 09/08/30	125	131,801
4.90%, 02/28/33	35	35,917
5.25%, 09/08/33	125	131,000
4.13%, 02/24/42	87	78,788
5.00%, 09/30/43	400	401,187
Freeport-McMoRan, Inc.
5.00%, 09/01/27	71	71,265
4.13%, 03/01/28	87	86,344
4.38%, 08/01/28	71	70,378
5.25%, 09/01/29(a)	71	71,945
4.25%, 03/01/30	271	265,087
4.63%, 08/01/30	103	102,877
5.40%, 11/14/34	87	90,229
5.45%, 03/15/43	156	156,670
Newmont Corp.
2.80%, 10/01/29	185	173,481
2.25%, 10/01/30	87	77,939
5.88%, 04/01/35	87	95,026
6.25%, 10/01/39	200	226,816
4.88%, 03/15/42	223	220,413
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	50	50,659
5.35%, 03/15/34	50	52,398
Nucor Corp.
4.30%, 05/23/27	79	79,565
3.95%, 05/01/28	171	170,163
2.70%, 06/01/30	171	158,039
2.98%, 12/15/55	87	56,960
Precision Castparts Corp., 4.38%, 06/15/45	87	80,000
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	171	188,383
5.20%, 11/02/40	62	64,183
2.75%, 11/02/51	216	146,269
Rio Tinto Finance USA PLC
5.00%, 03/09/33	65	68,066
4.75%, 03/22/42	62	60,828
4.13%, 08/21/42(a)	87	78,292
5.13%, 03/09/53	70	71,169
Southern Copper Corp.
6.75%, 04/16/40	80	91,472
5.25%, 11/08/42	150	146,097
5.88%, 04/23/45	277	288,080
Steel Dynamics, Inc.
1.65%, 10/15/27	87	80,459
3.45%, 04/15/30	90	85,289
3.25%, 01/15/31	72	66,526
5.38%, 08/15/34(a)	50	51,604
3.25%, 10/15/50(a)	44	30,939
Timken Co.
4.50%, 12/15/28	87	86,997
4.13%, 04/01/32	75	72,154
Vale Overseas Ltd.
3.75%, 07/08/30	171	162,621
6.13%, 06/12/33(a)	300	316,500
6.88%, 11/10/39	55	61,050
6.40%, 06/28/54(a)	100	105,020

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Vale SA, 5.63%, 09/11/42	$171	$ 175,253
Valmont Industries, Inc., 5.00%, 10/01/44	171	162,826
		7,212,363
Office REITs — 0.1%
Boston Properties LP
3.65%, 02/01/26	67	66,004
6.75%, 12/01/27	100	105,747
4.50%, 12/01/28	171	168,795
3.40%, 06/21/29	100	93,510
2.90%, 03/15/30	83	74,564
3.25%, 01/30/31	171	154,023
2.55%, 04/01/32(a)	130	108,355
6.50%, 01/15/34(a)	75	81,627
5.75%, 01/15/35	50	50,993
Corporate Office Properties LP
2.00%, 01/15/29(a)	70	62,187
2.75%, 04/15/31	50	43,749
2.90%, 12/01/33	87	72,861
Highwoods Realty LP
4.13%, 03/15/28	87	84,383
3.05%, 02/15/30	87	78,291
Kilroy Realty LP
4.75%, 12/15/28	300	297,689
2.50%, 11/15/32	67	53,697
2.65%, 11/15/33	71	55,625
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	75,867
		1,727,967
Oil, Gas & Consumable Fuels — 1.7%
Apache Corp.
5.10%, 09/01/40(a)	300	266,717
5.35%, 07/01/49	150	130,023
Boardwalk Pipelines LP
4.80%, 05/03/29	87	87,430
3.60%, 09/01/32	200	180,854
5.63%, 08/01/34	25	25,788
BP Capital Markets America, Inc.
3.41%, 02/11/26	341	338,155
3.12%, 05/04/26	62	61,062
3.02%, 01/16/27	77	75,300
3.54%, 04/06/27	171	168,950
5.02%, 11/17/27	75	77,129
3.94%, 09/21/28(a)	87	86,479
4.23%, 11/06/28	171	171,614
4.70%, 04/10/29	75	76,538
4.97%, 10/17/29(a)	75	77,389
3.63%, 04/06/30	171	166,008
1.75%, 08/10/30	90	78,540
2.72%, 01/12/32(a)	87	77,540
4.81%, 02/13/33	250	253,344
4.89%, 09/11/33(a)	160	162,800
4.99%, 04/10/34	75	76,632
5.23%, 11/17/34(a)	75	78,085
3.06%, 06/17/41	70	54,375
3.00%, 02/24/50(a)	171	118,417
2.77%, 11/10/50	141	92,746
2.94%, 06/04/51(a)	250	169,928
3.00%, 03/17/52(a)	287	197,011
3.38%, 02/08/61	223	156,988
BP Capital Markets PLC
3.28%, 09/19/27	87	85,273
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC (continued)
3.72%, 11/28/28	$171	$ 168,079
Canadian Natural Resources Ltd.
3.85%, 06/01/27	87	85,795
2.95%, 07/15/30	87	79,541
6.50%, 02/15/37	200	217,990
6.25%, 03/15/38	75	80,581
4.95%, 06/01/47(a)	100	91,873
Cenovus Energy, Inc.
2.65%, 01/15/32	74	63,818
5.25%, 06/15/37	53	52,290
6.75%, 11/15/39	200	225,843
5.40%, 06/15/47	52	50,347
3.75%, 02/15/52(a)	66	48,560
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	257	261,259
3.70%, 11/15/29	87	83,642
2.74%, 12/31/39	87	72,226
Cheniere Energy Partners LP
4.00%, 03/01/31	150	141,958
3.25%, 01/31/32(a)	200	178,843
5.95%, 06/30/33	100	105,815
5.75%, 08/15/34(b)	100	104,175
Chevron Corp.
3.33%, 11/17/25	87	86,275
2.95%, 05/16/26	214	210,864
2.00%, 05/11/27	90	85,979
2.24%, 05/11/30	163	148,014
3.08%, 05/11/50	69	50,524
Chevron USA, Inc.
1.02%, 08/12/27	114	105,413
3.85%, 01/15/28	257	257,525
2.34%, 08/12/50(a)	87	54,343
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	200	206,247
ConocoPhillips, 6.50%, 02/01/39	100	115,496
ConocoPhillips Co.
5.05%, 09/15/33(a)	70	72,449
3.76%, 03/15/42	370	314,495
4.30%, 11/15/44	171	152,004
3.80%, 03/15/52(a)	62	49,716
5.30%, 05/15/53(a)	160	161,699
5.55%, 03/15/54(a)	150	156,823
4.03%, 03/15/62	200	161,195
5.70%, 09/15/63	50	53,327
Continental Resources, Inc.
4.38%, 01/15/28	121	119,265
4.90%, 06/01/44	87	74,405
Coterra Energy, Inc.
4.38%, 03/15/29	171	168,838
5.60%, 03/15/34	50	51,732
DCP Midstream Operating LP, 5.60%, 04/01/44	100	99,443
Devon Energy Corp.
5.85%, 12/15/25	87	87,883
5.88%, 06/15/28(a)	112	113,223
5.20%, 09/15/34	100	99,574
5.60%, 07/15/41(a)	87	85,278
4.75%, 05/15/42	231	204,505
5.00%, 06/15/45	87	77,671
5.75%, 09/15/54	100	97,329
Diamondback Energy, Inc.
5.20%, 04/18/27	150	153,089
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. (continued)
3.50%, 12/01/29	$171	$ 162,639
5.15%, 01/30/30	150	153,896
3.13%, 03/24/31	65	59,258
6.25%, 03/15/33	30	32,354
5.40%, 04/18/34	115	117,398
4.40%, 03/24/51(a)	87	72,190
4.25%, 03/15/52	104	84,307
6.25%, 03/15/53	100	107,128
5.75%, 04/18/54(a)	80	80,614
5.90%, 04/18/64	170	171,350
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	171	159,972
Enbridge Energy Partners LP
5.88%, 10/15/25	257	259,380
7.38%, 10/15/45	140	169,877
Enbridge, Inc.
1.60%, 10/04/26	79	74,958
5.90%, 11/15/26(a)	85	87,777
4.25%, 12/01/26	171	170,817
5.25%, 04/05/27	50	51,193
3.70%, 07/15/27	171	168,560
6.00%, 11/15/28	60	63,716
5.30%, 04/05/29	30	31,063
3.13%, 11/15/29(a)	130	122,686
6.20%, 11/15/30	35	38,107
5.70%, 03/08/33(a)	290	305,645
2.50%, 08/01/33	171	143,601
5.63%, 04/05/34(a)	120	125,858
4.00%, 11/15/49(a)	96	77,397
3.40%, 08/01/51	100	72,179
6.70%, 11/15/53(a)	85	98,423
5.95%, 04/05/54(a)	100	105,762
(5-year CMT + 2.97%), 7.20%, 06/27/54(c)	100	104,840
Energy Transfer LP
4.75%, 01/15/26	171	171,201
6.05%, 12/01/26	75	77,630
4.20%, 04/15/27	171	170,433
5.50%, 06/01/27	100	102,557
4.00%, 10/01/27	150	148,494
5.55%, 02/15/28(a)	100	103,358
4.95%, 05/15/28	171	173,551
5.25%, 04/15/29	257	264,367
5.25%, 07/01/29	45	46,347
3.75%, 05/15/30	571	545,461
6.40%, 12/01/30	40	43,576
5.75%, 02/15/33	185	193,484
6.55%, 12/01/33	180	198,722
5.55%, 05/15/34	300	310,624
5.60%, 09/01/34	75	77,919
4.90%, 03/15/35	87	85,882
6.50%, 02/01/42	87	95,078
4.95%, 01/15/43	87	79,842
5.15%, 02/01/43	87	81,577
5.95%, 10/01/43	53	53,972
5.30%, 04/01/44	74	70,770
5.00%, 05/15/44	87	79,687
5.35%, 05/15/45	87	82,882
6.13%, 12/15/45	114	118,974
5.30%, 04/15/47	130	122,500
5.40%, 10/01/47	171	162,834
6.00%, 06/15/48	150	153,573
6.25%, 04/15/49	171	179,807
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.00%, 05/15/50	$184	$ 166,229
5.95%, 05/15/54	185	189,338
6.05%, 09/01/54	75	77,696
EnLink Midstream LLC, 5.65%, 09/01/34	30	30,998
EnLink Midstream Partners LP, 4.85%, 07/15/26	200	200,182
Enterprise Products Operating LLC
5.05%, 01/10/26	70	70,790
3.70%, 02/15/26	334	332,151
4.60%, 01/11/27	50	50,640
3.95%, 02/15/27	191	190,471
4.15%, 10/16/28	171	170,900
3.13%, 07/31/29	199	190,020
2.80%, 01/31/30	149	139,010
5.35%, 01/31/33(a)	70	73,472
4.85%, 01/31/34	150	152,169
4.95%, 02/15/35	200	203,105
5.95%, 02/01/41	53	57,305
4.45%, 02/15/43	142	129,174
4.85%, 03/15/44	121	115,316
4.90%, 05/15/46	189	180,690
4.25%, 02/15/48	150	129,636
4.80%, 02/01/49(a)	171	159,730
4.20%, 01/31/50	192	163,803
3.70%, 01/31/51	75	58,364
3.20%, 02/15/52	121	85,789
3.30%, 02/15/53	204	145,859
4.95%, 10/15/54	100	95,174
5.55%, 02/16/55	60	61,981
3.95%, 01/31/60(a)	100	78,443
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(c)	171	163,361
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	130	128,232
EOG Resources, Inc., 4.95%, 04/15/50	87	83,893
EQT Corp.
3.90%, 10/01/27(a)	140	137,576
5.00%, 01/15/29	70	70,807
7.00%, 02/01/30(a)	79	86,253
5.75%, 02/01/34(a)	50	51,380
Equinor ASA
3.13%, 04/06/30	171	162,546
2.38%, 05/22/30	171	156,098
5.10%, 08/17/40	189	193,580
4.25%, 11/23/41	75	68,993
4.80%, 11/08/43	200	198,698
3.25%, 11/18/49	130	97,716
3.70%, 04/06/50(a)	171	138,796
Exxon Mobil Corp.
3.04%, 03/01/26	108	106,684
2.28%, 08/16/26	87	84,569
3.29%, 03/19/27	140	139,126
2.44%, 08/16/29	87	81,438
3.48%, 03/19/30	189	183,604
2.61%, 10/15/30(a)	440	405,578
3.00%, 08/16/39	87	71,458
4.23%, 03/19/40	206	192,856
4.11%, 03/01/46	171	152,390
3.10%, 08/16/49	257	188,702
4.33%, 03/19/50	283	256,324
3.45%, 04/15/51(a)	200	154,977
Helmerich & Payne, Inc.(b)
4.85%, 12/01/29	50	49,316

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Helmerich & Payne, Inc.(b) (continued)
5.50%, 12/01/34	$50	$ 48,704
Hess Corp.
7.13%, 03/15/33	171	197,349
5.60%, 02/15/41(a)	96	99,884
5.80%, 04/01/47(a)	171	180,292
HF Sinclair Corp., 5.88%, 04/01/26	87	88,230
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	171	179,662
6.50%, 02/01/37	74	80,694
6.95%, 01/15/38	214	243,215
6.38%, 03/01/41	87	92,951
5.00%, 08/15/42	75	69,863
5.00%, 03/01/43	87	80,018
5.50%, 03/01/44	130	127,841
5.40%, 09/01/44	87	84,125
Kinder Morgan, Inc.
4.30%, 03/01/28	257	257,456
5.00%, 02/01/29	80	81,709
5.10%, 08/01/29(a)	60	61,562
2.00%, 02/15/31	155	133,196
7.75%, 01/15/32	171	199,723
4.80%, 02/01/33	100	99,101
5.20%, 06/01/33	260	263,200
5.40%, 02/01/34	100	102,476
5.30%, 12/01/34	87	88,354
5.55%, 06/01/45	214	211,458
5.20%, 03/01/48	64	59,780
3.60%, 02/15/51	71	51,362
5.45%, 08/01/52	100	97,210
5.95%, 08/01/54	90	93,399
Marathon Oil Corp.
5.30%, 04/01/29	50	51,846
5.70%, 04/01/34(a)	50	53,654
6.60%, 10/01/37	87	99,456
5.20%, 06/01/45	87	85,578
Marathon Petroleum Corp.
3.80%, 04/01/28	171	168,105
6.50%, 03/01/41	150	163,351
4.75%, 09/15/44	87	77,506
4.50%, 04/01/48	100	85,373
MPLX LP
1.75%, 03/01/26	125	120,377
4.13%, 03/01/27	171	170,101
4.00%, 03/15/28(a)	171	168,644
2.65%, 08/15/30	153	137,708
4.95%, 09/01/32(a)	340	341,290
5.00%, 03/01/33	55	55,030
5.50%, 06/01/34	75	77,054
4.50%, 04/15/38	300	277,305
5.20%, 12/01/47	87	81,571
4.70%, 04/15/48	100	87,211
5.50%, 02/15/49	121	117,811
4.95%, 03/14/52	149	133,696
5.65%, 03/01/53	25	24,859
4.90%, 04/15/58	100	87,997
Occidental Petroleum Corp.
5.00%, 08/01/27	90	91,239
5.20%, 08/01/29	155	157,573
5.38%, 01/01/32	85	86,167
5.55%, 10/01/34(a)	75	76,139
6.45%, 09/15/36	500	539,980
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.60%, 03/15/46	$300	$ 322,796
6.05%, 10/01/54	90	91,373
ONEOK Partners LP, 6.13%, 02/01/41	75	78,493
ONEOK, Inc.
5.85%, 01/15/26	171	173,593
5.55%, 11/01/26	100	102,266
4.00%, 07/13/27	100	99,233
4.55%, 07/15/28	87	87,447
5.65%, 11/01/28(a)	100	104,518
4.35%, 03/15/29	171	170,079
3.10%, 03/15/30(a)	171	159,129
3.25%, 06/01/30	75	70,300
5.80%, 11/01/30	75	79,845
6.10%, 11/15/32	100	107,649
6.05%, 09/01/33	400	427,386
5.05%, 11/01/34	150	149,316
4.25%, 09/15/46	87	71,476
4.95%, 07/13/47	171	154,391
4.20%, 10/03/47	140	112,212
5.20%, 07/15/48	87	81,250
3.95%, 03/01/50	79	60,707
4.50%, 03/15/50	87	72,414
7.15%, 01/15/51	50	57,700
6.63%, 09/01/53(a)	150	166,446
5.70%, 11/01/54	150	149,147
5.85%, 11/01/64	100	99,240
Ovintiv, Inc.
5.38%, 01/01/26	99	99,661
5.65%, 05/15/28(a)	60	61,895
8.13%, 09/15/30	70	81,299
7.20%, 11/01/31	80	89,309
7.38%, 11/01/31	87	98,157
6.25%, 07/15/33(a)	40	42,328
6.50%, 08/15/34	87	93,929
6.63%, 08/15/37	50	53,647
7.10%, 07/15/53(a)	40	45,081
Phillips 66
2.15%, 12/15/30	171	149,788
4.65%, 11/15/34	233	227,622
5.88%, 05/01/42	74	78,670
4.88%, 11/15/44	214	199,394
3.30%, 03/15/52	68	47,259
Phillips 66 Co.
3.55%, 10/01/26	87	85,870
4.95%, 12/01/27	45	46,050
3.15%, 12/15/29	65	61,461
5.25%, 06/15/31	75	77,557
5.30%, 06/30/33	110	113,396
4.95%, 03/15/35	100	98,928
4.90%, 10/01/46	87	80,193
5.65%, 06/15/54	50	50,422
5.50%, 03/15/55	25	24,512
Pioneer Natural Resources Co.
5.10%, 03/29/26	95	96,340
1.90%, 08/15/30	206	180,606
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26(a)	87	87,049
3.55%, 12/15/29	171	162,647
5.70%, 09/15/34	50	51,958
5.15%, 06/01/42	50	47,258
4.70%, 06/15/44	130	114,965
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp. (continued)
4.90%, 02/15/45	$100	$ 90,252
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	171	173,793
5.00%, 03/15/27	171	173,220
4.20%, 03/15/28	171	170,098
4.50%, 05/15/30(a)	141	140,626
5.90%, 09/15/37	60	63,280
Shell International Finance BV
2.88%, 05/10/26	257	252,055
2.50%, 09/12/26	171	165,866
3.88%, 11/13/28	171	170,554
2.38%, 11/07/29	171	158,491
4.13%, 05/11/35	130	126,339
6.38%, 12/15/38	275	319,073
5.50%, 03/25/40	75	79,707
2.88%, 11/26/41	87	66,409
4.55%, 08/12/43	121	114,058
4.38%, 05/11/45	200	181,708
4.00%, 05/10/46	514	439,520
3.75%, 09/12/46	155	127,144
3.13%, 11/07/49	162	117,316
3.25%, 04/06/50	200	148,422
South Bow USA Infrastructure Holdings LLC(b)
5.58%, 10/01/34	130	131,251
6.18%, 10/01/54	75	75,920
Spectra Energy Partners LP, 4.50%, 03/15/45	140	122,014
Suncor Energy, Inc.
6.50%, 06/15/38	257	287,985
6.85%, 06/01/39	87	98,552
4.00%, 11/15/47	171	136,095
3.75%, 03/04/51(a)	79	59,652
Targa Resources Corp.
5.20%, 07/01/27	50	51,146
6.15%, 03/01/29	135	143,846
4.20%, 02/01/33	81	76,698
6.13%, 03/15/33	50	53,657
6.50%, 03/30/34(a)	250	276,309
4.95%, 04/15/52	73	65,701
6.25%, 07/01/52	50	53,814
6.50%, 02/15/53(a)	50	55,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	371	375,664
5.00%, 01/15/28	171	170,984
6.88%, 01/15/29	71	72,797
5.50%, 03/01/30	104	105,903
4.88%, 02/01/31	104	103,234
4.00%, 01/15/32	104	97,857
TC PipeLines LP, 3.90%, 05/25/27	78	76,810
TotalEnergies Capital International SA
3.46%, 07/12/49	87	66,762
3.13%, 05/29/50	171	123,830
3.39%, 06/29/60	171	122,244
TotalEnergies Capital SA
3.88%, 10/11/28(a)	300	298,225
5.15%, 04/05/34	625	650,048
4.72%, 09/10/34	75	75,377
5.49%, 04/05/54	150	155,017
5.28%, 09/10/54	75	75,108
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital SA (continued)
5.64%, 04/05/64	$125	$ 130,343
5.43%, 09/10/64	75	75,482
TransCanada PipeLines Ltd.
4.88%, 01/15/26	148	148,640
4.25%, 05/15/28(a)	630	628,226
4.10%, 04/15/30	257	252,964
2.50%, 10/12/31	87	77,115
4.63%, 03/01/34	130	128,268
5.60%, 03/31/34	87	91,187
6.20%, 10/15/37	70	76,817
4.75%, 05/15/38	64	61,713
7.25%, 08/15/38	87	103,827
7.63%, 01/15/39	87	107,204
5.00%, 10/16/43	133	127,318
4.88%, 05/15/48	130	121,668
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	87	89,983
4.00%, 03/15/28	130	128,254
4.45%, 08/01/42	87	79,044
3.95%, 05/15/50	87	69,151
Valero Energy Corp.
2.15%, 09/15/27	191	180,154
4.35%, 06/01/28	131	130,936
6.63%, 06/15/37	75	84,081
4.90%, 03/15/45(a)	87	81,422
3.65%, 12/01/51	175	127,605
4.00%, 06/01/52	51	39,537
Valero Energy Partners LP, 4.50%, 03/15/28	87	87,266
Western Midstream Operating LP
6.15%, 04/01/33	200	211,414
5.45%, 11/15/34	50	50,106
5.45%, 04/01/44	200	189,305
5.25%, 02/01/50	100	90,688
Williams Cos., Inc.
5.40%, 03/02/26	55	55,713
3.75%, 06/15/27	130	128,085
5.30%, 08/15/28	200	206,475
4.90%, 03/15/29	50	50,802
4.80%, 11/15/29	25	25,367
3.50%, 11/15/30	200	189,080
2.60%, 03/15/31	211	186,455
4.65%, 08/15/32	250	248,375
5.65%, 03/15/33	100	104,654
5.15%, 03/15/34	50	50,545
6.30%, 04/15/40	87	94,858
5.40%, 03/04/44	171	168,910
5.10%, 09/15/45	155	147,568
4.85%, 03/01/48	87	79,347
5.30%, 08/15/52	130	126,109
5.80%, 11/15/54	100	103,371
Woodside Finance Ltd.
5.10%, 09/12/34	100	99,333
5.70%, 09/12/54	100	99,464
		51,005,046
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31(a)	92	115,227
International Paper Co.
4.80%, 06/15/44	77	72,751
4.40%, 08/15/47	237	208,879
4.35%, 08/15/48	100	87,196

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Paper & Forest Products (continued)
Suzano Austria GmbH
6.00%, 01/15/29	$200	$ 206,400
3.75%, 01/15/31(a)	261	240,433
Suzano International Finance BV, 5.50%, 01/17/27(a)	171	174,027
		1,104,913
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	57	53,729
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	129	120,236
Series 2021-1, Class A, 2.88%, 01/11/36	153	133,021
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	128	114,866
Southwest Airlines Co.
5.13%, 06/15/27(a)	213	216,927
2.63%, 02/10/30	191	173,047
United Airlines 2024-1 Class AA Pass Through Trust, Series AA, 5.45%, 08/15/38	75	78,052
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	55	52,008
Series 2019-2, Class AA, 2.70%, 11/01/33	187	166,550
Series 2020-1, Class A, 5.88%, 04/15/29	154	157,557
Series 2023-1, Class A, 5.80%, 07/15/37	121	127,231
Series 2024-A, 5.88%, 08/15/38	25	25,756
		1,418,980
Personal Care Products — 0.2%
Colgate-Palmolive Co.
4.80%, 03/02/26	20	20,256
3.10%, 08/15/27	115	113,278
4.60%, 03/01/28	20	20,522
3.25%, 08/15/32(a)	65	61,170
4.60%, 03/01/33(a)	20	20,693
3.70%, 08/01/47(a)	130	111,688
Estee Lauder Cos., Inc.
3.15%, 03/15/27	171	167,570
2.38%, 12/01/29	69	63,382
2.60%, 04/15/30	87	80,210
5.00%, 02/14/34	25	25,854
4.15%, 03/15/47	87	76,098
3.13%, 12/01/49(a)	119	86,568
5.15%, 05/15/53(a)	100	104,080
Haleon U.S. Capital LLC
3.38%, 03/24/27	290	284,866
3.38%, 03/24/29	265	255,770
3.63%, 03/24/32	338	317,933
Kenvue, Inc.
5.05%, 03/22/28	120	124,173
5.00%, 03/22/30	90	94,022
4.90%, 03/22/33	160	165,622
5.10%, 03/22/43(a)	70	72,398
5.05%, 03/22/53(a)	110	113,023
5.20%, 03/22/63(a)	255	261,750
Procter & Gamble Co.
0.55%, 10/29/25	216	208,321
4.10%, 01/26/26(a)	150	150,634
1.00%, 04/23/26	98	93,875
2.85%, 08/11/27	87	84,897
4.35%, 01/29/29	50	51,233
3.00%, 03/25/30(a)	171	163,806
1.20%, 10/29/30	275	235,224
1.95%, 04/23/31(a)	171	152,763
2.30%, 02/01/32(a)	100	90,344
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
4.55%, 01/29/34(a)	$50	$ 51,643
3.55%, 03/25/40	87	78,201
3.60%, 03/25/50(a)	171	145,115
Unilever Capital Corp.
2.00%, 07/28/26	260	251,641
2.90%, 05/05/27(a)	260	253,883
4.88%, 09/08/28	100	103,051
2.13%, 09/06/29	174	158,958
1.38%, 09/14/30	100	85,579
1.75%, 08/12/31(a)	174	149,481
5.00%, 12/08/33	100	105,147
		5,254,722
Pharmaceuticals — 1.3%
AbbVie, Inc.
3.20%, 05/14/26	245	241,834
2.95%, 11/21/26	341	333,818
4.80%, 03/15/27	225	229,363
4.25%, 11/14/28(a)	427	431,642
4.80%, 03/15/29	225	231,560
3.20%, 11/21/29	1,000	956,302
4.95%, 03/15/31	120	124,775
5.05%, 03/15/34(a)	331	345,736
4.55%, 03/15/35	110	110,027
4.50%, 05/14/35(a)	249	248,203
4.30%, 05/14/36	70	68,164
4.05%, 11/21/39	408	376,875
4.63%, 10/01/42	200	192,164
4.40%, 11/06/42	240	226,341
5.35%, 03/15/44	70	73,840
4.85%, 06/15/44	214	211,494
4.75%, 03/15/45	116	112,842
4.70%, 05/14/45	627	606,734
4.45%, 05/14/46	214	199,839
4.88%, 11/14/48(a)	171	168,302
4.25%, 11/21/49	500	447,860
5.40%, 03/15/54	330	349,918
5.50%, 03/15/64	60	64,065
Astrazeneca Finance LLC
1.20%, 05/28/26	171	163,609
4.80%, 02/26/27	100	101,955
4.88%, 03/03/28	100	102,758
1.75%, 05/28/28	149	137,569
4.85%, 02/26/29	350	360,960
4.90%, 03/03/30	50	51,943
4.90%, 02/26/31	100	104,047
2.25%, 05/28/31	80	70,936
4.88%, 03/03/33	100	103,942
5.00%, 02/26/34	100	104,431
AstraZeneca PLC
0.70%, 04/08/26	189	179,991
3.13%, 06/12/27	87	85,253
4.00%, 01/17/29	257	256,991
1.38%, 08/06/30	189	162,518
6.45%, 09/15/37	275	321,552
4.38%, 11/16/45	163	152,485
4.38%, 08/17/48(a)	155	144,364
Becton Dickinson & Co.
3.70%, 06/06/27	279	275,502
4.69%, 02/13/28	95	96,222
5.08%, 06/07/29	50	51,677
2.82%, 05/20/30	82	75,652
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co. (continued)
1.96%, 02/11/31	$185	$ 159,746
4.30%, 08/22/32	80	78,573
4.69%, 12/15/44	107	100,002
4.67%, 06/06/47	87	80,871
3.79%, 05/20/50(a)	37	29,954
Bristol-Myers Squibb Co.
4.95%, 02/20/26	75	75,962
3.20%, 06/15/26	449	443,090
4.90%, 02/22/27(a)	50	51,073
3.90%, 02/20/28	171	170,343
4.90%, 02/22/29(a)	70	72,358
3.40%, 07/26/29(a)	149	144,835
1.45%, 11/13/30	130	111,325
5.75%, 02/01/31	100	108,304
5.10%, 02/22/31	35	36,649
2.95%, 03/15/32	130	118,499
5.90%, 11/15/33	75	82,880
5.20%, 02/22/34	205	216,187
4.13%, 06/15/39	287	265,500
3.55%, 03/15/42	75	62,834
5.50%, 02/22/44	30	31,788
4.63%, 05/15/44	250	238,663
5.00%, 08/15/45	170	169,934
4.35%, 11/15/47	140	125,334
4.55%, 02/20/48	135	124,449
4.25%, 10/26/49	400	351,232
2.55%, 11/13/50	100	63,702
3.70%, 03/15/52	257	204,183
6.25%, 11/15/53	65	75,295
5.55%, 02/22/54	430	455,535
3.90%, 03/15/62	71	56,294
6.40%, 11/15/63	165	194,071
5.65%, 02/22/64	150	158,958
Cardinal Health, Inc.
5.13%, 02/15/29	25	25,715
4.60%, 03/15/43	50	45,301
4.90%, 09/15/45	200	187,294
4.37%, 06/15/47	87	75,550
Cencora, Inc.
3.45%, 12/15/27	130	127,130
2.80%, 05/15/30	71	65,234
2.70%, 03/15/31	87	78,172
4.25%, 03/01/45	87	77,017
CVS Health Corp.
5.00%, 02/20/26	75	75,512
2.88%, 06/01/26	300	292,739
3.63%, 04/01/27	62	61,136
1.30%, 08/21/27(a)	257	236,116
4.30%, 03/25/28	395	393,936
5.00%, 01/30/29	100	102,102
5.40%, 06/01/29	125	129,667
3.25%, 08/15/29	191	180,435
5.13%, 02/21/30	80	82,034
3.75%, 04/01/30	298	285,563
1.75%, 08/21/30	353	300,560
5.25%, 01/30/31(a)	75	77,220
1.88%, 02/28/31	212	178,576
5.55%, 06/01/31	125	130,393
2.13%, 09/15/31	79	66,754
5.25%, 02/21/33	80	81,736
5.30%, 06/01/33	100	102,191
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.70%, 06/01/34	$125	$ 130,403
4.88%, 07/20/35	171	167,403
4.78%, 03/25/38	627	591,581
4.13%, 04/01/40	140	119,913
2.70%, 08/21/40	122	86,632
5.30%, 12/05/43	200	192,719
6.00%, 06/01/44	125	129,197
5.13%, 07/20/45	369	343,795
5.05%, 03/25/48(a)	800	730,184
4.25%, 04/01/50	104	83,944
5.63%, 02/21/53	80	78,945
5.88%, 06/01/53(a)	100	101,764
6.05%, 06/01/54	125	130,411
6.00%, 06/01/63	100	101,935
Eli Lilly & Co.
4.50%, 02/09/27	100	101,377
3.10%, 05/15/27(a)	130	127,743
4.15%, 08/14/27	75	75,701
4.50%, 02/09/29	100	102,418
3.38%, 03/15/29(a)	171	167,164
4.20%, 08/14/29	65	65,623
4.70%, 02/27/33(a)	50	51,438
4.70%, 02/09/34	600	613,382
4.60%, 08/14/34	75	76,176
3.70%, 03/01/45	171	146,402
4.88%, 02/27/53	45	45,051
5.00%, 02/09/54	70	71,167
5.05%, 08/14/54	135	138,329
4.15%, 03/15/59	200	175,474
2.50%, 09/15/60	104	63,281
4.95%, 02/27/63	100	100,021
5.10%, 02/09/64	100	102,160
5.20%, 08/14/64	75	77,406
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	171	166,112
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	171	170,237
5.38%, 04/15/34(a)	87	93,734
6.38%, 05/15/38	200	232,627
4.20%, 03/18/43(a)	104	95,140
Johnson & Johnson
2.45%, 03/01/26	405	397,183
2.95%, 03/03/27	250	245,764
2.90%, 01/15/28	171	167,021
4.80%, 06/01/29	100	104,077
4.90%, 06/01/31(a)	100	105,090
4.38%, 12/05/33(a)	87	89,925
4.95%, 06/01/34	100	106,132
3.55%, 03/01/36	330	308,761
3.63%, 03/03/37	87	80,784
5.95%, 08/15/37(a)	200	230,768
4.50%, 09/01/40	159	159,654
4.50%, 12/05/43(a)	130	130,430
3.70%, 03/01/46	87	75,914
3.50%, 01/15/48(a)	214	178,193
5.25%, 06/01/54	65	70,400
2.45%, 09/01/60(a)	107	67,077
McKesson Corp.
1.30%, 08/15/26	155	147,375
4.25%, 09/15/29	25	25,065
Mead Johnson Nutrition Co.
4.13%, 11/15/25	171	170,496

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mead Johnson Nutrition Co. (continued)
4.60%, 06/01/44	$87	$ 80,272
Merck & Co., Inc.
1.70%, 06/10/27(a)	160	151,611
4.05%, 05/17/28	45	45,379
1.90%, 12/10/28	165	152,194
3.40%, 03/07/29	1,000	977,204
4.30%, 05/17/30(a)	80	81,182
1.45%, 06/24/30(a)	257	222,865
4.50%, 05/17/33(a)	45	45,737
6.55%, 09/15/37	300	354,371
3.90%, 03/07/39	87	79,570
4.15%, 05/18/43(a)	130	118,720
4.90%, 05/17/44	60	60,343
3.70%, 02/10/45	160	135,002
4.00%, 03/07/49	171	148,316
2.45%, 06/24/50	171	109,868
2.75%, 12/10/51	200	135,218
5.00%, 05/17/53(a)	45	45,331
2.90%, 12/10/61	71	45,757
5.15%, 05/17/63	135	137,932
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	143,655
Mylan, Inc.
4.55%, 04/15/28(a)	140	139,725
5.40%, 11/29/43	87	80,281
5.20%, 04/15/48	96	83,060
Novartis Capital Corp.
3.00%, 11/20/25	189	186,816
2.00%, 02/14/27	87	83,530
3.10%, 05/17/27	427	419,840
3.80%, 09/18/29	75	74,517
2.20%, 08/14/30	171	155,191
4.00%, 09/18/31	75	74,404
4.20%, 09/18/34	75	73,969
4.40%, 05/06/44	214	203,673
4.00%, 11/20/45	130	116,555
2.75%, 08/14/50(a)	90	63,404
4.70%, 09/18/54	45	44,039
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26	340	342,131
4.45%, 05/19/28	340	345,043
4.75%, 05/19/33	355	361,851
5.11%, 05/19/43	300	305,445
5.30%, 05/19/53(a)	780	806,866
5.34%, 05/19/63	300	308,179
Pfizer, Inc.
2.75%, 06/03/26(a)	60	58,810
3.00%, 12/15/26	130	127,523
3.60%, 09/15/28(a)	341	337,733
3.45%, 03/15/29(a)	640	627,122
2.63%, 04/01/30	171	158,636
1.70%, 05/28/30(a)	142	125,318
1.75%, 08/18/31(a)	171	146,760
4.00%, 12/15/36(a)	87	82,899
4.10%, 09/15/38	171	160,582
3.90%, 03/15/39	87	79,376
7.20%, 03/15/39	84	105,051
2.55%, 05/28/40	86	64,453
5.60%, 09/15/40	200	215,229
4.30%, 06/15/43	87	80,563
4.40%, 05/15/44(a)	87	82,730
4.13%, 12/15/46	257	227,819
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
4.20%, 09/15/48	$87	$ 77,274
4.00%, 03/15/49	171	148,395
2.70%, 05/28/50	240	166,319
Sanofi SA, 3.63%, 06/19/28	341	338,199
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	10	9,843
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	205,050
2.05%, 03/31/30	400	355,883
3.03%, 07/09/40	200	155,501
3.18%, 07/09/50	200	143,587
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	87	86,140
5.25%, 06/15/46	87	76,370
Viatris, Inc.
2.30%, 06/22/27	171	161,128
3.85%, 06/22/40	171	133,189
4.00%, 06/22/50	200	143,423
Wyeth LLC
6.50%, 02/01/34	87	100,218
5.95%, 04/01/37	87	96,371
Zoetis, Inc.
3.90%, 08/20/28	171	169,669
2.00%, 05/15/30	71	62,748
4.70%, 02/01/43	71	67,634
3.95%, 09/12/47	87	73,235
4.45%, 08/20/48	87	78,844
3.00%, 05/15/50(a)	71	50,144
		39,598,473
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	87	87,402
2.50%, 04/01/31(a)	107	93,440
5.95%, 08/15/34	25	26,849
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	27,115
		234,806
Residential REITs — 0.1%
Essential Properties LP, 2.95%, 07/15/31	41	35,688
NNN REIT, Inc.
5.60%, 10/15/33(a)	50	52,322
5.50%, 06/15/34(a)	50	52,028
3.10%, 04/15/50	171	117,077
3.00%, 04/15/52	82	54,275
Realty Income Corp.
0.75%, 03/15/26	100	94,805
4.13%, 10/15/26	171	170,746
3.00%, 01/15/27	171	166,489
3.95%, 08/15/27	87	86,468
3.40%, 01/15/28	87	84,883
4.70%, 12/15/28	40	40,587
4.75%, 02/15/29(a)	50	50,930
3.25%, 06/15/29(a)	48	45,812
4.00%, 07/15/29(a)	75	73,835
3.10%, 12/15/29	87	82,092
3.40%, 01/15/30	87	82,696
3.25%, 01/15/31	116	108,215
5.63%, 10/13/32	90	95,659
1.80%, 03/15/33	72	57,350
4.90%, 07/15/33	60	60,617
5.13%, 02/15/34	50	51,120
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
4.65%, 03/15/47	$100	$ 92,838
5.38%, 09/01/54	50	50,895
Tanger Properties LP, 3.88%, 07/15/27	171	167,239
		1,974,666
Retail REITs — 0.1%
Simon Property Group LP
3.30%, 01/15/26	257	253,980
1.38%, 01/15/27(a)	121	113,898
3.38%, 06/15/27(a)	130	127,948
2.45%, 09/13/29	87	79,982
2.65%, 07/15/30(a)	171	156,788
2.25%, 01/15/32(a)	121	104,227
2.65%, 02/01/32	200	176,497
5.50%, 03/08/33	100	105,629
6.25%, 01/15/34(a)	200	221,125
4.75%, 09/26/34	55	54,545
4.75%, 03/15/42	74	69,758
4.25%, 10/01/44	87	75,880
4.25%, 11/30/46(a)	87	75,851
3.25%, 09/13/49(a)	114	83,114
5.85%, 03/08/53	100	107,434
6.65%, 01/15/54	35	41,677
		1,848,333
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	75	73,180
4.39%, 06/01/52(a)	85	79,125
Analog Devices, Inc.
3.50%, 12/05/26	130	128,908
1.70%, 10/01/28	30	27,562
2.10%, 10/01/31	75	65,310
5.05%, 04/01/34(a)	50	52,356
2.80%, 10/01/41	149	112,900
2.95%, 10/01/51	65	45,882
5.30%, 04/01/54(a)	50	52,337
Applied Materials, Inc.
3.90%, 10/01/25	57	56,776
3.30%, 04/01/27	171	168,384
4.80%, 06/15/29	35	36,084
1.75%, 06/01/30	72	63,222
5.85%, 06/15/41	75	84,322
4.35%, 04/01/47	130	121,357
2.75%, 06/01/50	87	60,806
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	270	268,191
3.50%, 01/15/28	87	85,008
Broadcom, Inc.
3.15%, 11/15/25	62	61,126
3.46%, 09/15/26	341	336,400
5.05%, 07/12/27	150	153,307
1.95%, 02/15/28(b)	67	62,208
4.15%, 02/15/28	85	84,911
4.00%, 04/15/29(b)	95	93,572
4.75%, 04/15/29	150	152,373
5.05%, 07/12/29	235	242,069
4.35%, 02/15/30	120	119,766
4.15%, 11/15/30	125	123,439
2.45%, 02/15/31(a)(b)	300	265,853
5.15%, 11/15/31	115	119,342
4.15%, 04/15/32(a)(b)	108	104,781
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.30%, 11/15/32	$206	$ 202,341
2.60%, 02/15/33(b)	275	235,742
3.42%, 04/15/33(a)(b)	202	183,538
3.47%, 04/15/34(b)	469	422,333
4.80%, 10/15/34	160	159,867
3.14%, 11/15/35(b)	257	219,770
3.19%, 11/15/36(b)	200	169,508
4.93%, 05/15/37(b)	377	376,674
3.50%, 02/15/41(b)	179	147,209
3.75%, 02/15/51(b)	225	178,844
4.55%, 02/15/32	105	104,920
Intel Corp.
4.88%, 02/10/26	110	110,551
3.75%, 03/25/27	140	137,555
3.75%, 08/05/27	100	98,030
4.88%, 02/10/28	115	116,205
1.60%, 08/12/28	63	56,331
4.00%, 08/05/29	100	97,638
2.45%, 11/15/29	171	153,926
5.13%, 02/10/30	110	112,389
3.90%, 03/25/30	300	288,548
5.00%, 02/21/31	45	45,712
2.00%, 08/12/31	87	72,675
4.15%, 08/05/32	200	190,576
5.20%, 02/10/33	160	162,104
5.15%, 02/21/34(a)	60	60,622
2.80%, 08/12/41	63	43,826
5.63%, 02/10/43	45	44,730
4.10%, 05/19/46	427	339,320
4.10%, 05/11/47	87	68,577
3.73%, 12/08/47	240	176,689
3.25%, 11/15/49	300	201,796
4.75%, 03/25/50	200	173,316
3.05%, 08/12/51	320	204,931
4.90%, 08/05/52	300	263,176
5.70%, 02/10/53	130	128,073
5.60%, 02/21/54	130	126,702
3.10%, 02/15/60	87	52,915
4.95%, 03/25/60(a)	121	105,291
3.20%, 08/12/61(a)	63	38,599
5.05%, 08/05/62	100	87,992
5.90%, 02/10/63(a)	110	110,415
KLA Corp.
4.10%, 03/15/29	87	87,415
4.65%, 07/15/32	50	51,170
4.70%, 02/01/34(a)	50	51,014
3.30%, 03/01/50	184	139,188
4.95%, 07/15/52	90	89,428
5.25%, 07/15/62(a)	75	77,174
Lam Research Corp.
1.90%, 06/15/30	141	124,669
4.88%, 03/15/49	171	167,263
2.88%, 06/15/50	76	53,100
Marvell Technology, Inc.
1.65%, 04/15/26(a)	154	147,538
2.45%, 04/15/28	371	346,257
2.95%, 04/15/31	82	74,062
Microchip Technology, Inc., 5.05%, 03/15/29	50	51,347
Micron Technology, Inc.
4.98%, 02/06/26	87	87,571
5.38%, 04/15/28	60	61,814

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (continued)
5.33%, 02/06/29	$87	$ 89,895
6.75%, 11/01/29	150	164,804
4.66%, 02/15/30	130	130,643
5.30%, 01/15/31	40	41,563
5.88%, 02/09/33	50	53,393
5.88%, 09/15/33	60	64,172
3.37%, 11/01/41	87	67,481
3.48%, 11/01/51(a)	87	63,707
NVIDIA Corp.
3.20%, 09/16/26	171	169,034
1.55%, 06/15/28	125	115,577
2.85%, 04/01/30	114	107,855
2.00%, 06/15/31	121	106,958
3.50%, 04/01/40	122	107,829
3.50%, 04/01/50	257	210,939
3.70%, 04/01/60	52	42,790
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26(a)	81	80,386
4.40%, 06/01/27	90	90,257
4.30%, 06/18/29	171	170,021
3.40%, 05/01/30	80	75,512
2.50%, 05/11/31	149	130,011
2.65%, 02/15/32	67	58,135
5.00%, 01/15/33	112	113,179
3.25%, 05/11/41	87	67,354
3.13%, 02/15/42	87	64,915
3.25%, 11/30/51	75	52,386
Qorvo, Inc., 4.38%, 10/15/29	96	93,011
QUALCOMM, Inc.
3.25%, 05/20/27	87	85,620
1.30%, 05/20/28	184	167,406
2.15%, 05/20/30	105	94,998
1.65%, 05/20/32	142	118,005
4.25%, 05/20/32(a)	52	51,971
5.40%, 05/20/33(a)	100	107,744
4.65%, 05/20/35(a)	87	88,746
4.80%, 05/20/45	130	127,284
4.30%, 05/20/47	107	97,355
3.25%, 05/20/50	140	105,526
4.50%, 05/20/52(a)	133	122,468
6.00%, 05/20/53	100	113,328
Skyworks Solutions, Inc.
1.80%, 06/01/26	58	55,410
3.00%, 06/01/31	67	59,077
Texas Instruments, Inc.
1.13%, 09/15/26	85	80,618
4.60%, 02/08/27	25	25,400
4.60%, 02/15/28	35	35,748
4.60%, 02/08/29(a)	25	25,648
2.25%, 09/04/29	118	108,848
1.90%, 09/15/31	98	85,360
3.65%, 08/16/32	50	48,210
4.90%, 03/14/33	30	31,429
4.85%, 02/08/34	25	25,991
3.88%, 03/15/39	171	158,663
4.15%, 05/15/48	171	152,439
4.10%, 08/16/52	25	21,648
5.00%, 03/14/53	30	30,235
5.15%, 02/08/54	25	25,686
5.05%, 05/18/63	170	170,586
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp.
2.50%, 10/25/31	$390	$ 344,663
4.50%, 04/22/52(a)	200	197,188
Xilinx, Inc., 2.38%, 06/01/30	240	217,918
		17,092,846
Software — 0.6%
Adobe, Inc.
2.15%, 02/01/27	219	210,548
4.85%, 04/04/27	35	35,841
4.80%, 04/04/29	50	51,654
2.30%, 02/01/30	206	189,288
4.95%, 04/04/34	50	52,139
Atlassian Corp.
5.25%, 05/15/29	25	25,838
5.50%, 05/15/34(a)	25	26,161
Autodesk, Inc.
2.85%, 01/15/30(a)	74	68,748
2.40%, 12/15/31	133	116,558
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	69	67,925
2.90%, 12/01/29	87	80,653
2.60%, 05/01/31	79	69,730
Cadence Design Systems, Inc.
4.20%, 09/10/27	35	35,172
4.30%, 09/10/29	50	50,196
4.70%, 09/10/34	25	25,156
Concentrix Corp.
6.65%, 08/02/26	50	51,370
6.60%, 08/02/28(a)	50	52,158
6.85%, 08/02/33(a)	50	51,790
Fidelity National Information Services, Inc.
1.15%, 03/01/26	103	98,455
1.65%, 03/01/28	118	107,918
5.10%, 07/15/32(a)	100	103,678
3.10%, 03/01/41	89	68,550
Fiserv, Inc.
3.20%, 07/01/26	222	217,917
5.15%, 03/15/27	50	51,123
2.25%, 06/01/27(a)	307	292,100
5.45%, 03/02/28	60	62,247
5.38%, 08/21/28	50	51,936
4.20%, 10/01/28	171	170,380
3.50%, 07/01/29	281	271,485
4.75%, 03/15/30	50	50,964
2.65%, 06/01/30	164	149,428
5.35%, 03/15/31	50	52,301
5.60%, 03/02/33	40	42,361
5.63%, 08/21/33	50	52,963
5.45%, 03/15/34	50	52,258
5.15%, 08/12/34	50	51,269
4.40%, 07/01/49	303	267,843
Intuit, Inc.
5.25%, 09/15/26	55	56,344
1.35%, 07/15/27	142	132,496
5.13%, 09/15/28	75	78,153
1.65%, 07/15/30	169	147,230
5.20%, 09/15/33	75	79,115
5.50%, 09/15/53	100	107,482
Microsoft Corp.
3.13%, 11/03/25(a)	300	297,169
2.40%, 08/08/26	382	372,480
3.30%, 02/06/27(a)	766	759,137
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
3.40%, 06/15/27	$171	$ 169,872
1.35%, 09/15/30(a)	69	60,070
3.50%, 02/12/35(a)	200	191,027
3.45%, 08/08/36	104	96,968
3.70%, 08/08/46	171	151,897
2.53%, 06/01/50	600	411,858
2.50%, 09/15/50	140	94,859
2.92%, 03/17/52	550	403,805
4.50%, 02/06/57(a)	341	339,036
2.68%, 06/01/60	792	521,671
3.04%, 03/17/62	292	210,155
Oracle Corp.
5.80%, 11/10/25(a)	40	40,624
1.65%, 03/25/26	154	148,033
2.65%, 07/15/26(a)	1,130	1,098,229
2.80%, 04/01/27	257	248,831
3.25%, 11/15/27	130	126,555
2.30%, 03/25/28	237	222,570
4.50%, 05/06/28	65	65,800
4.20%, 09/27/29(a)	200	199,595
6.15%, 11/09/29(a)	70	75,726
2.95%, 04/01/30	500	464,937
4.65%, 05/06/30	65	66,282
3.25%, 05/15/30(a)	163	153,735
2.88%, 03/25/31(a)	267	242,901
6.25%, 11/09/32	200	221,301
4.90%, 02/06/33(a)	100	101,851
4.30%, 07/08/34	384	371,645
4.70%, 09/27/34	325	324,144
3.90%, 05/15/35	87	80,422
3.85%, 07/15/36	130	117,566
3.80%, 11/15/37	130	115,022
6.50%, 04/15/38	200	227,529
6.13%, 07/08/39	87	96,103
3.60%, 04/01/40	316	262,907
5.38%, 07/15/40	271	276,423
3.65%, 03/25/41	285	235,623
4.50%, 07/08/44	87	78,493
4.13%, 05/15/45	100	84,833
4.00%, 07/15/46	384	318,543
4.00%, 11/15/47	257	211,009
3.60%, 04/01/50(a)	400	304,521
3.95%, 03/25/51	346	278,462
6.90%, 11/09/52	250	301,345
5.55%, 02/06/53(a)	140	143,269
5.38%, 09/27/54	250	249,847
4.38%, 05/15/55	214	182,650
3.85%, 04/01/60	359	270,239
4.10%, 03/25/61	200	157,312
5.50%, 09/27/64	275	273,943
Roper Technologies, Inc.
3.80%, 12/15/26	87	86,477
1.40%, 09/15/27	65	60,204
2.95%, 09/15/29	76	71,334
4.50%, 10/15/29	25	25,156
2.00%, 06/30/30	67	58,859
1.75%, 02/15/31	86	72,776
4.75%, 02/15/32(a)	50	50,589
4.90%, 10/15/34	100	100,701
Salesforce, Inc.
3.70%, 04/11/28(a)	341	339,108
Security	Par (000)	Value
Software (continued)
Salesforce, Inc. (continued)
1.50%, 07/15/28(a)	$60	$ 54,998
1.95%, 07/15/31	81	70,324
2.70%, 07/15/41	156	117,975
2.90%, 07/15/51	237	165,401
3.05%, 07/15/61	50	33,605
ServiceNow, Inc., 1.40%, 09/01/30	140	120,126
VMware, Inc.
1.40%, 08/15/26	341	323,058
4.70%, 05/15/30	141	142,056
2.20%, 08/15/31	200	171,789
Workday, Inc.
3.50%, 04/01/27	81	79,694
3.70%, 04/01/29	61	59,564
3.80%, 04/01/32	89	84,483
		18,884,022
Specialty Retail — 0.1%
AutoZone, Inc.
3.13%, 04/21/26	100	98,104
5.05%, 07/15/26(a)	25	25,372
4.50%, 02/01/28	145	146,279
6.25%, 11/01/28	25	26,772
3.75%, 04/18/29	171	166,996
5.10%, 07/15/29(a)	50	51,505
4.75%, 08/01/32	100	100,372
4.75%, 02/01/33	150	150,096
5.20%, 08/01/33	25	25,681
6.55%, 11/01/33	25	27,950
5.40%, 07/15/34	50	51,874
Best Buy Co., Inc., 1.95%, 10/01/30	214	186,227
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	70	53,490
Genuine Parts Co.
6.50%, 11/01/28	25	26,950
4.95%, 08/15/29	75	76,287
6.88%, 11/01/33	25	28,690
O’Reilly Automotive, Inc.
5.75%, 11/20/26	35	36,082
4.35%, 06/01/28	171	171,508
3.90%, 06/01/29	171	168,205
1.75%, 03/15/31	78	66,073
4.70%, 06/15/32	100	100,791
5.00%, 08/19/34(a)	50	50,594
Ross Stores, Inc., 1.88%, 04/15/31	171	145,667
TJX Cos., Inc.
2.25%, 09/15/26	257	248,741
4.50%, 04/15/50(a)	87	82,046
Tractor Supply Co.(a)
1.75%, 11/01/30	69	59,482
5.25%, 05/15/33	20	20,812
		2,392,646
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
0.70%, 02/08/26	87	83,403
3.25%, 02/23/26	326	323,110
2.45%, 08/04/26	241	235,174
2.05%, 09/11/26	206	199,355
3.35%, 02/09/27	341	337,909
3.20%, 05/11/27(a)	257	253,564
2.90%, 09/12/27	171	167,162
3.00%, 11/13/27	171	167,561
1.20%, 02/08/28	450	414,400
4.00%, 05/10/28	1,080	1,091,811

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
1.40%, 08/05/28	$470	$ 431,204
3.25%, 08/08/29	200	195,118
2.20%, 09/11/29(a)	212	196,488
4.15%, 05/10/30(a)	80	81,985
1.65%, 05/11/30	240	212,987
1.65%, 02/08/31	427	373,239
1.70%, 08/05/31(a)	70	60,693
3.35%, 08/08/32(a)	200	191,024
4.30%, 05/10/33(a)	580	598,175
4.50%, 02/23/36(a)	87	90,029
3.85%, 05/04/43	300	270,383
4.45%, 05/06/44(a)	87	86,413
3.45%, 02/09/45	231	194,007
4.38%, 05/13/45(a)	87	83,572
4.65%, 02/23/46	338	335,539
3.85%, 08/04/46	130	114,392
4.25%, 02/09/47	87	81,852
3.75%, 09/12/47(a)	300	258,487
3.75%, 11/13/47	214	184,712
2.95%, 09/11/49	214	158,459
2.65%, 05/11/50(a)	206	142,188
2.40%, 08/20/50	177	117,198
2.65%, 02/08/51	414	284,684
2.70%, 08/05/51	200	137,776
3.95%, 08/08/52	150	132,196
4.85%, 05/10/53(a)	80	82,709
2.55%, 08/20/60(a)	171	112,678
2.80%, 02/08/61	127	84,882
2.85%, 08/05/61	70	47,437
4.10%, 08/08/62	150	133,159
Dell International LLC/EMC Corp.
4.90%, 10/01/26	171	172,773
5.25%, 02/01/28	200	206,608
5.30%, 10/01/29	214	222,896
5.75%, 02/01/33(a)	60	64,393
5.40%, 04/15/34	50	52,175
8.10%, 07/15/36(a)	69	85,945
3.38%, 12/15/41(a)	171	134,308
8.35%, 07/15/46(a)	126	170,386
3.45%, 12/15/51(a)	32	23,446
Dell, Inc.
7.10%, 04/15/28	71	77,172
6.50%, 04/15/38	71	78,024
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	214	214,181
1.75%, 04/01/26	171	164,397
4.45%, 09/25/26	100	100,202
4.40%, 09/25/27	100	100,109
5.25%, 07/01/28	220	226,827
4.55%, 10/15/29	125	124,679
4.85%, 10/15/31	50	49,897
5.00%, 10/15/34	50	49,501
6.20%, 10/15/35	87	95,004
6.35%, 10/15/45	130	142,749
5.60%, 10/15/54	50	49,086
HP, Inc.
4.75%, 01/15/28(a)	50	50,890
4.00%, 04/15/29	90	88,535
2.65%, 06/17/31	171	151,216
5.50%, 01/15/33(a)	150	157,791
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. (continued)
6.00%, 09/15/41(a)	$112	$ 120,281
Western Digital Corp.
2.85%, 02/01/29	74	67,465
3.10%, 02/01/32	80	68,883
		12,056,933
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27	341	332,328
2.85%, 03/27/30	171	161,059
3.25%, 03/27/40	171	143,409
3.88%, 11/01/45	87	75,844
3.38%, 11/01/46(a)	257	205,428
Tapestry, Inc.
7.05%, 11/27/25	35	35,692
7.00%, 11/27/26	125	129,329
7.35%, 11/27/28	75	78,816
7.70%, 11/27/30(a)	125	134,663
7.85%, 11/27/33	150	162,648
VF Corp., 2.95%, 04/23/30	87	76,354
		1,535,570
Tobacco — 0.3%
Altria Group, Inc.
2.63%, 09/16/26(a)	341	330,558
6.20%, 11/01/28	25	26,615
4.80%, 02/14/29	95	96,179
3.40%, 05/06/30	76	71,816
2.45%, 02/04/32	208	177,522
5.80%, 02/14/39	257	270,196
3.40%, 02/04/41	171	133,304
4.25%, 08/09/42	100	85,805
4.50%, 05/02/43	71	62,799
5.38%, 01/31/44(a)	226	228,187
3.88%, 09/16/46	100	78,093
5.95%, 02/14/49(a)	100	104,934
4.45%, 05/06/50	114	95,521
3.70%, 02/04/51	155	114,387
4.00%, 02/04/61(a)	121	92,519
BAT Capital Corp.
3.22%, 09/06/26	171	167,367
4.70%, 04/02/27	87	87,775
3.56%, 08/15/27	113	110,689
2.26%, 03/25/28	104	96,762
3.46%, 09/06/29(a)	87	82,863
4.91%, 04/02/30	104	105,516
6.34%, 08/02/30	100	108,237
5.83%, 02/20/31	25	26,518
2.73%, 03/25/31	100	89,426
4.74%, 03/16/32	96	96,012
7.75%, 10/19/32	40	47,327
6.42%, 08/02/33(a)	90	98,856
6.00%, 02/20/34	200	213,759
4.39%, 08/15/37	384	349,283
3.73%, 09/25/40	50	39,770
7.08%, 08/02/43	50	57,297
4.54%, 08/15/47	154	130,078
4.76%, 09/06/49	100	86,295
5.28%, 04/02/50	87	81,468
5.65%, 03/16/52	96	93,706
7.08%, 08/02/53	125	145,063
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
BAT International Finance PLC
1.67%, 03/25/26	$87	$ 83,589
4.45%, 03/16/28	96	96,065
5.93%, 02/02/29	200	211,249
Philip Morris International, Inc.
5.00%, 11/17/25	200	201,468
4.88%, 02/13/26	100	100,981
2.75%, 02/25/26	73	71,586
4.75%, 02/12/27(a)	75	76,186
3.13%, 08/17/27(a)	171	167,539
5.13%, 11/17/27	200	205,932
4.88%, 02/15/28(a)	100	102,230
5.25%, 09/07/28	25	25,918
4.88%, 02/13/29	75	76,896
5.63%, 11/17/29	155	164,596
5.13%, 02/15/30	100	103,740
5.50%, 09/07/30	25	26,466
1.75%, 11/01/30(a)	41	35,387
5.13%, 02/13/31	75	77,955
5.75%, 11/17/32	170	182,713
5.38%, 02/15/33	300	313,752
5.63%, 09/07/33	25	26,613
5.25%, 02/13/34	275	285,591
6.38%, 05/16/38	220	251,370
4.38%, 11/15/41	150	136,505
4.50%, 03/20/42(a)	150	138,548
3.88%, 08/21/42	62	52,485
4.13%, 03/04/43	79	69,230
4.88%, 11/15/43	237	230,269
4.25%, 11/10/44	65	57,405
Reynolds American, Inc.
5.70%, 08/15/35	82	85,432
6.15%, 09/15/43(a)	53	55,097
5.85%, 08/15/45	200	200,093
		8,195,388
Trading Companies & Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	103,770
WW Grainger, Inc., 4.45%, 09/15/34	45	44,943
		148,713
Transportation Infrastructure — 0.1%
FedEx Corp.
3.25%, 04/01/26(a)	95	93,621
3.10%, 08/05/29	100	95,059
4.25%, 05/15/30(a)	141	140,971
2.40%, 05/15/31(a)	109	96,447
4.90%, 01/15/34	100	102,043
3.90%, 02/01/35	67	62,393
3.25%, 05/15/41	147	114,504
3.88%, 08/01/42	50	41,723
4.75%, 11/15/45	114	104,768
4.55%, 04/01/46	130	115,932
4.40%, 01/15/47	87	75,960
4.05%, 02/15/48	87	71,850
4.95%, 10/17/48(a)	171	160,825
5.25%, 05/15/50(a)	150	147,964
Ryder System, Inc.
1.75%, 09/01/26	86	81,794
2.85%, 03/01/27	57	55,115
5.30%, 03/15/27	40	40,929
4.30%, 06/15/27(a)	60	60,005
5.65%, 03/01/28(a)	50	52,104
5.25%, 06/01/28	40	41,282
Security	Par (000)	Value
Transportation Infrastructure (continued)
Ryder System, Inc. (continued)
6.30%, 12/01/28	$50	$ 53,746
5.38%, 03/15/29	50	51,905
6.60%, 12/01/33	45	50,213
United Parcel Service, Inc.
2.40%, 11/15/26	141	136,577
3.05%, 11/15/27	87	84,624
4.88%, 03/03/33(a)	60	62,085
5.15%, 05/22/34(a)	75	78,828
6.20%, 01/15/38	174	199,078
5.20%, 04/01/40	171	176,651
3.63%, 10/01/42	87	72,681
3.40%, 11/15/46	78	61,940
3.75%, 11/15/47	87	71,520
3.40%, 09/01/49(a)	75	58,196
5.30%, 04/01/50	171	177,818
5.05%, 03/03/53(a)	110	110,100
5.50%, 05/22/54(a)	75	79,995
5.60%, 05/22/64(a)	75	80,362
		3,361,608
Water Utilities — 0.0%
American Water Capital Corp.
2.95%, 09/01/27(a)	87	84,477
3.75%, 09/01/28	257	253,259
3.45%, 06/01/29	87	84,116
2.30%, 06/01/31	155	136,071
4.45%, 06/01/32	90	90,439
5.15%, 03/01/34(a)	50	52,151
4.30%, 09/01/45(a)	87	78,137
3.75%, 09/01/47	87	70,924
4.15%, 06/01/49	87	74,847
3.25%, 06/01/51	155	113,769
5.45%, 03/01/54	50	52,515
Essential Utilities, Inc.
4.80%, 08/15/27	50	50,668
2.40%, 05/01/31	171	149,613
5.38%, 01/15/34(a)	25	25,858
3.35%, 04/15/50	171	124,737
5.30%, 05/01/52	61	60,594
		1,502,175
Total Corporate Bonds — 24.8% (Cost: $788,433,356)		749,821,536
Foreign Agency Obligations
Canada — 0.3%
Canada Government International Bond, 3.75%, 04/26/28	300	301,347
Export Development Canada
4.13%, 02/13/29	750	763,383
4.75%, 06/05/34	250	267,013
Province of Alberta Canada
3.30%, 03/15/28(a)	341	335,839
1.30%, 07/22/30	341	295,561
Province of British Columbia Canada
2.25%, 06/02/26	171	166,470
0.90%, 07/20/26(a)	341	323,571
4.20%, 07/06/33(a)	400	401,869
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	341	312,342
Province of New Brunswick Canada, 3.63%, 02/24/28	171	169,190

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Ontario Canada
0.63%, 01/21/26	$171	$ 163,592
3.10%, 05/19/27(a)	400	393,343
1.05%, 05/21/27	171	159,406
4.20%, 01/18/29	500	507,597
2.00%, 10/02/29	171	156,875
1.13%, 10/07/30	341	290,978
1.60%, 02/25/31(a)	341	296,213
Province of Quebec Canada
2.50%, 04/20/26	469	458,952
2.75%, 04/12/27	341	332,727
3.63%, 04/13/28	500	497,768
1.35%, 05/28/30	341	297,590
Series PD, 7.50%, 09/15/29	500	580,854
		7,472,480
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	300	290,156
4.85%, 01/22/29	200	204,100
2.45%, 01/31/31	417	371,755
2.55%, 07/27/33	390	333,450
3.50%, 01/31/34	200	183,400
3.10%, 05/07/41	200	155,900
4.34%, 03/07/42	200	182,300
4.00%, 01/31/52(a)	290	239,395
5.33%, 01/05/54	287	290,845
3.10%, 01/22/61	318	211,152
		2,462,453
Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	171	164,886
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	134	159,669
Indonesia — 0.1%
Indonesia Government International Bond
4.15%, 09/20/27(a)	200	200,750
4.10%, 04/24/28	522	522,816
2.85%, 02/14/30(a)	490	456,739
2.15%, 07/28/31(a)	400	346,848
4.65%, 09/20/32	200	201,875
4.35%, 01/11/48(a)	284	262,504
5.35%, 02/11/49	200	211,500
4.20%, 10/15/50(a)	322	288,291
3.05%, 03/12/51	211	153,766
4.30%, 03/31/52	300	271,781
3.20%, 09/23/61	222	155,261
		3,072,131
Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28	318	300,311
2.75%, 07/03/30	200	175,375
4.50%, 01/17/33	200	187,563
5.50%, 03/12/34(a)	400	399,625
4.50%, 01/30/43	415	352,620
4.13%, 01/17/48(a)	322	248,946
Security	Par (000)	Value
Israel (continued)
Israel Government International Bond (continued)
5.75%, 03/12/54	$200	$ 190,313
State of Israel, 2.50%, 01/15/30(a)	490	429,975
		2,284,728
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26(a)	511	490,332
2.88%, 10/17/29	200	185,392
5.38%, 06/15/33(a)	130	134,208
4.00%, 10/17/49	417	320,048
3.88%, 05/06/51	200	147,159
		1,277,139
Japan — 0.1%
Japan Bank for International Cooperation
2.25%, 11/04/26	500	483,265
2.75%, 11/16/27	500	484,064
4.63%, 07/19/28(a)	300	308,704
3.25%, 07/20/28(a)	690	676,707
2.13%, 02/16/29	200	186,150
2.00%, 10/17/29(a)	200	183,251
1.88%, 04/15/31	514	453,178
Japan International Cooperation Agency
2.13%, 10/20/26	500	482,272
2.75%, 04/27/27	300	291,487
4.00%, 05/23/28(a)	300	301,643
4.75%, 05/21/29	200	207,467
		4,058,188
Mexico — 0.2%
Mexico Government International Bond
4.13%, 01/21/26(a)	511	508,956
4.15%, 03/28/27	500	496,750
4.50%, 04/22/29	300	296,250
3.25%, 04/16/30	500	458,250
2.66%, 05/24/31	200	171,562
4.75%, 04/27/32	211	202,876
4.88%, 05/19/33	200	191,600
3.50%, 02/12/34	450	382,500
6.75%, 09/27/34	53	57,373
6.35%, 02/09/35	200	209,600
6.00%, 05/07/36	500	509,000
6.05%, 01/11/40	394	398,681
4.28%, 08/14/41	518	424,274
4.75%, 03/08/44	378	320,001
5.55%, 01/21/45(a)	260	247,650
4.60%, 01/23/46(a)	318	259,269
4.35%, 01/15/47(a)	200	157,750
4.60%, 02/10/48(a)	390	313,583
4.50%, 01/31/50(a)	273	216,950
5.00%, 04/27/51	390	328,821
4.40%, 02/12/52(a)	200	153,750
6.34%, 05/04/53	200	198,813
6.40%, 05/07/54	250	250,625
3.77%, 05/24/61	200	130,438
5.75%, 12/31/99	88	76,120
		6,961,442
Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26	400	411,625
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
Panama Government International Bond (continued)
3.16%, 01/23/30	$200	$ 178,500
2.25%, 09/29/32	690	533,025
6.40%, 02/14/35	200	204,688
6.70%, 01/26/36	462	482,356
4.50%, 04/16/50	232	170,506
4.30%, 04/29/53	200	141,370
6.85%, 03/28/54	200	202,100
4.50%, 04/01/56	392	281,526
3.87%, 07/23/60	397	249,614
4.50%, 01/19/63	200	140,188
		2,995,498
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27(a)	520	516,587
2.84%, 06/20/30	129	117,672
2.78%, 01/23/31	341	304,342
1.86%, 12/01/32(a)	130	104,447
8.75%, 11/21/33	77	97,044
3.00%, 01/15/34	388	332,128
6.55%, 03/14/37	287	321,819
3.30%, 03/11/41	141	111,325
5.63%, 11/18/50	240	247,217
3.55%, 03/10/51	100	75,860
5.88%, 08/08/54	150	157,185
2.78%, 12/01/60	214	129,104
3.60%, 01/15/72	75	51,404
3.23%, 07/28/2121(a)	87	52,010
		2,618,144
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28(a)	300	289,031
7.75%, 01/14/31	257	303,742
6.38%, 01/15/32	200	223,250
5.00%, 07/17/33	500	515,469
5.25%, 05/14/34(a)	200	209,438
6.38%, 10/23/34	250	284,490
5.00%, 01/13/37	522	538,802
3.95%, 01/20/40	250	226,328
3.70%, 03/01/41	200	173,778
3.70%, 02/02/42	397	342,964
5.95%, 10/13/47	400	450,250
		3,557,542
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	214	211,372
5.50%, 11/16/27	300	313,314
5.75%, 11/16/32	300	322,317
4.88%, 10/04/33	300	304,497
5.13%, 09/18/34	279	286,586
5.50%, 04/04/53	200	205,110
5.50%, 03/18/54	376	382,794
		2,025,990
South Korea — 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25	500	494,090
5.00%, 01/11/28	300	308,310
4.50%, 09/15/32	200	200,760
5.13%, 01/11/33(a)	500	523,385
Security	Par (000)	Value
South Korea (continued)
Export-Import Bank of Korea (continued)
5.13%, 09/18/33	$500	$ 524,620
Korea Development Bank
4.38%, 02/15/28	500	504,490
2.00%, 10/25/31(a)	500	427,195
5.63%, 10/23/33	500	543,300
Korea International Bond
4.13%, 06/10/44(a)	250	234,358
3.88%, 09/20/48	200	178,414
		3,938,922
Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	1,341	1,282,727
4.13%, 02/25/27	1,000	1,009,647
4.38%, 11/03/27	500	510,506
Asian Development Bank
4.25%, 01/09/26	700	702,515
0.50%, 02/04/26	341	325,937
1.00%, 04/14/26	341	326,536
2.00%, 04/24/26	171	166,177
2.63%, 01/12/27(a)	171	167,151
2.50%, 11/02/27(a)	341	329,805
2.75%, 01/19/28(a)	130	126,542
5.82%, 06/16/28	681	729,380
1.75%, 09/19/29	341	311,870
1.88%, 01/24/30	500	457,153
1.50%, 03/04/31	500	436,861
Asian Infrastructure Investment Bank
0.50%, 01/27/26	500	478,075
4.00%, 01/18/28	500	506,595
Corp. Andina de Fomento, 2.25%, 02/08/27(a)	300	288,108
Council of Europe Development Bank, 4.13%, 01/24/29	500	508,789
European Bank for Reconstruction & Development, 4.25%, 03/13/34	150	154,067
European Investment Bank
0.38%, 03/26/26	1,700	1,614,907
2.13%, 04/13/26	171	166,664
0.75%, 10/26/26	247	232,656
4.38%, 03/19/27	1,000	1,017,805
3.25%, 11/15/27	500	494,968
1.75%, 03/15/29(a)	300	276,955
4.75%, 06/15/29(a)	500	524,001
1.63%, 10/09/29	130	118,143
0.88%, 05/17/30	500	429,500
4.38%, 10/10/31	400	416,480
4.13%, 02/13/34	400	407,880
Inter-American Development Bank
0.88%, 04/20/26	511	488,131
2.00%, 06/02/26	87	84,414
2.38%, 07/07/27(a)	171	165,293
1.13%, 07/20/28	511	466,396
3.13%, 09/18/28	300	294,812
2.25%, 06/18/29(a)	500	470,022
1.13%, 01/13/31(a)	427	365,122
4.38%, 07/17/34	300	311,134
3.20%, 08/07/42(a)	130	111,581
4.38%, 01/24/44(a)	75	74,970
International Bank for Reconstruction & Development
0.50%, 10/28/25	641	617,256
1.88%, 10/27/26(a)	130	125,367

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development (continued)
3.13%, 06/15/27	$400	$ 394,846
2.50%, 11/22/27(a)	341	329,837
0.75%, 11/24/27(a)	500	457,785
1.38%, 04/20/28	500	463,015
1.13%, 09/13/28(a)	1,350	1,227,714
3.63%, 09/21/29	300	299,889
0.75%, 08/26/30(a)	800	676,236
1.25%, 02/10/31	500	430,119
1.63%, 11/03/31(a)	750	651,630
2.50%, 03/29/32(a)	700	644,142
3.88%, 08/28/34	350	348,803
4.75%, 02/15/35	87	92,456
International Finance Corp.
0.75%, 10/08/26(a)	341	321,674
0.75%, 08/27/30	341	288,682
Nordic Investment Bank, 4.38%, 03/14/28	500	512,035
		25,231,761
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	500	482,059
4.13%, 06/14/28(a)	500	506,892
4.88%, 10/04/30	200	210,903
		1,199,854
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	150	150,000
Uruguay Government International Bond
4.38%, 10/27/27(a)	171	172,283
4.38%, 01/23/31	427	429,135
5.75%, 10/28/34	150	163,078
7.63%, 03/21/36(a)	300	372,450
5.10%, 06/18/50(a)	384	382,656
4.98%, 04/20/55(a)	200	193,700
		1,863,302
Total Foreign Agency Obligations — 2.4% (Cost: $74,303,438)		71,344,129
Municipal Bonds
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	30	24,774
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	85	83,421
California — 0.2%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50(a)	75	92,765
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	69,663
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	65	62,576
Sustainability Bonds, 4.35%, 06/01/41	85	81,147
California State University, RB
Series B, 5.18%, 11/01/53	50	50,617
Series E, 2.90%, 11/01/51	75	56,149
Security	Par (000)	Value
California (continued)
California State University, Refunding RB, Series B, 2.98%, 11/01/51	$180	$ 132,349
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	60	54,263
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	90,190
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	80,598
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	69,363
Series A, (AGM), 3.92%, 01/15/53	65	55,016
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	52,508
Class B, (SAP), 3.29%, 06/01/42(a)	150	120,266
Class B, (SAP), 3.00%, 06/01/46	35	32,315
Series A-1, 3.71%, 06/01/41	80	64,063
Subordinate, 3.85%, 06/01/50	65	61,861
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	100	121,133
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	91,006
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45(a)	125	146,004
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	71,323
Series Q, 4.13%, 05/15/32	70	69,023
Series Q, 4.56%, 05/15/53(a)	85	78,774
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	65	74,621
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48(a)	70	76,092
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	93,244
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	60,077
State of California, GO, BAB(a)
7.30%, 10/01/39	460	554,806
7.35%, 11/01/39	280	339,400
7.60%, 11/01/40	325	414,920
State of California, Refunding GO
3.50%, 04/01/28	70	69,376
2.50%, 10/01/29(a)	220	206,883
5.75%, 10/01/31	250	275,257
4.60%, 04/01/38	65	64,695
5.20%, 03/01/43	55	56,269
University of California, RB
Series AD, 4.86%, 12/31/99	75	70,160
Series AQ, 4.77%, 12/31/99	72	66,333
Series BD, 3.35%, 07/01/29(a)	110	107,684
Series BG, 0.88%, 05/15/25	90	88,001
		4,420,790
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	75	82,497
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	$110	$ 119,187
District of Columbia — 0.0%
District of Columbia Income Tax Revenue, RB, BAB, Series E, 5.59%, 12/01/34	75	78,384
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	70	67,628
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	95,368
		241,380
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	117,030
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	46,547
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30(a)	165	146,627
Series A, 5.53%, 07/01/34	100	105,388
		415,592
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	67,446
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	117	134,159
		201,605
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	85	64,375
Illinois — 0.1%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	65	61,564
Series C, Senior Lien, 4.57%, 01/01/54	65	61,694
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	92	105,357
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	95,089
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	70	75,197
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	191,565
State of Illinois, GO, 5.10%, 06/01/33	748	758,311
State of Illinois, GO, BAB, 7.35%, 07/01/35(a)	63	69,143
		1,417,920
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	75	57,895
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	40,329
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	77	76,618
Class A-4, 4.48%, 08/01/39	110	109,129
Security	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB (continued)
Series A-3, 5.20%, 12/01/39(a)	$125	$ 130,730
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	95	76,359
		392,836
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	80	59,180
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	180	190,769
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	123,290
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	75	67,308
		440,547
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	53,696
3.38%, 12/01/40	70	59,345
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	68,087
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	67,855
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	48,950
Series A, 4.45%, 12/31/99	74	65,508
Series B, Sustainability Bonds, 3.50%, 04/01/52	95	77,435
		440,876
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	64	57,298
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	72,345
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	95	113,334
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	268,674
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	75	85,570
Series C, 5.75%, 12/15/28	70	71,843
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40(a)	155	190,458
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	56,248
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43(a)	80	66,556
		739,349
New York — 0.1%
City of New York, GO, BAB
Series A-2, 5.21%, 10/01/31	90	91,701
Series F-1, 6.27%, 12/01/37	85	94,943
City of New York, GOL, Series C-2, 4.61%, 09/01/37	100	100,450

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB
3.90%, 03/15/29(e)	$20	$ 19,959
3.90%, 03/15/33	80	78,160
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	112,659
7.34%, 11/15/39	90	109,230
6.81%, 11/15/40	80	90,976
New York City Municipal Water Finance Authority, Refunding RB, BAB(a)
5.72%, 06/15/42	85	90,501
6.01%, 06/15/42	110	120,784
5.44%, 06/15/43	75	77,309
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38	125	131,626
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	80	77,889
Series 225, 3.18%, 07/15/60	70	49,788
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	81,548
Series 168, 4.93%, 10/01/51	220	218,547
Series 182, 5.31%, 08/01/46	75	75,028
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53(a)	50	50,738
		1,671,836
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	56,495
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	136,433
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	100	85,962
Series B, 3.99%, 01/01/29	65	64,926
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	146,247
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	95	75,253
		508,821
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NPFGC), 5.55%, 06/30/28	61	62,480
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	46,948
State of Oregon, GO, 5.89%, 06/01/27	111	113,559
		222,987
Pennsylvania — 0.0%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	70	54,836
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42(a)	225	177,777
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	78,982
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	62	43,815
		355,410
Security	Par (000)	Value
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	$74	$ 84,226
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	62	61,936
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	63,534
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41(a)	95	101,787
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	50,324
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	49,903
Series A, 2.99%, 11/01/38	75	65,423
Series C, 2.92%, 11/01/50(a)	160	120,904
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	154,052
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	114,667
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	27,876
State of Texas, GO, BAB, 5.52%, 04/01/39(a)	110	118,528
Texas Department of Transportation State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	110	113,077
Texas Natural Gas Securitization Finance Corp., RB(a)
Series 2023-1, 5.10%, 04/01/35	170	175,960
Series 2023-1, 5.17%, 04/01/41	170	179,553
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	68,676
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	135,950
		1,540,214
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	50,094
University of Virginia, Refunding RB
2.26%, 09/01/50	120	75,298
Series U, 2.58%, 11/01/51	85	56,505
		181,897
Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	40	40,598
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	106,242
		146,840
Total Municipal Bonds — 0.5% (Cost: $16,151,989)		14,257,012
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	319,642
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	858,279
Series 2020-BN25, Class C, 3.47%, 01/15/63(c)	200	167,655
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	796,546
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bank (continued)
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	$950	$ 994,048
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	383,087
Series 2021-C12, Class A5, 2.69%, 11/15/54	400	355,368
Series 2023-C21, Class A5, 6.00%, 09/15/56(c)	940	1,031,379
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,407,021
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	504,999
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	528,774
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	645,050
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	494,840
Series 2020-B19, Class B, 2.35%, 09/15/53	193	150,361
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	523,548
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	352,086
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	493,711
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	597	584,224
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	162,910
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	371,298
Commercial Mortgage Trust, Series 2016-CR28, Class A4, 3.76%, 02/10/49	130	128,186
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	789,227
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	681	671,259
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,230,170
GS Mortgage Securities Trust
Series 2015-GS1, Class A3, 3.73%, 11/10/48	392	384,399
Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	511	498,440
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	571,700
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	981,076
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,129,399
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	203	199,904
Series 2018-H3, Class A4, 3.91%, 07/15/51	511	501,098
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	96,887
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	122,329
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	641,523
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	470,941
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	416,694
Total Non-Agency Mortgage-Backed Securities — 0.6% (Cost: $21,389,940)		19,958,058
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
Goldman Sachs Capital I, Class I, 6.35%, 02/15/34	87	93,894
Electric Utilities(c) — 0.0%
American Electric Power Co., Inc.
6.95%, 12/15/54	50	53,208
3.88%, 02/15/62	71	66,960
Duke Energy Corp., 6.45%, 09/01/54	100	103,830
		223,998
Security	Par (000)	Value
Financial Services — 0.0%
Corebridge Financial, Inc., 6.38%, 09/15/54(c)	$75	$ 75,772
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	104	110,268
Prudential Financial, Inc., 6.50%, 03/15/54(c)	100	106,876
		217,144
Multi-Utilities(c) — 0.0%
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55	75	77,337
Dominion Energy, Inc., Series B, 7.00%, 06/01/54	100	109,183
		186,520
		797,328
Total Preferred Securities — 0.0% (Cost: $792,913)		797,328
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.5%
Fannie Mae
0.50%, 06/17/25	3,395	3,307,853
6.25%, 05/15/29(a)	909	1,011,097
7.13%, 01/15/30	1,698	1,976,427
7.25%, 05/15/30(a)	3,487	4,104,394
0.88%, 08/05/30(a)	1,191	1,014,654
6.63%, 11/15/30	53	61,330
Federal Home Loan Banks
2.75%, 12/13/24	855	851,752
3.13%, 06/13/25	1,640	1,629,416
5.50%, 07/15/36	370	420,771
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	82	79,642
6.75%, 03/15/31	477	558,794
6.25%, 07/15/32(a)	562	655,719
Tennessee Valley Authority
1.50%, 09/15/31	70	60,051
5.88%, 04/01/36	359	415,393
3.50%, 12/15/42	74	64,841
		16,212,134
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	880	857,166
Series 2017-M15, Class A2, 3.06%, 09/25/27(c)	604	588,079
Series 2018-M12, Class A2, 3.75%, 08/25/30(c)	511	498,120
Series 2019-M22, Class A2, 2.52%, 08/25/29	754	705,122
Series 2019-M9, Class A2, 2.94%, 06/25/29	820	783,890
Series 2020-M46, Class A2, 1.32%, 05/25/30	932	813,304
Series 2021-M13, Class A2, 1.65%, 04/25/31(c)	724	617,534
Series 2021-M17, Class A2, 1.71%, 07/25/31(c)	511	440,135
Series 2021-M2S, Class A2, 1.87%, 10/25/31(c)	1,470	1,274,184
Freddie Mac Multifamily Structured Pass Through Certificates
Series K052, Class A2, 3.15%, 11/25/25	—	—
Series K063, Class A2, 3.43%, 01/25/27(c)	850	839,947
Series K066, Class A2, 3.12%, 06/25/27	597	584,084
Series K067, Class A1, 2.90%, 03/25/27	278	272,913
Series K076, Class A2, 3.90%, 04/25/28	341	340,470
Series K088, Class A2, 3.69%, 01/25/29	87	86,073
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,599,056
Series K101, Class A2, 2.52%, 10/25/29	960	897,918
Series K110, Class A2, 1.48%, 04/25/30	450	395,853
Series K111, Class A2, 1.35%, 05/25/30	171	148,692
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,477,459

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K126, Class A2, 2.07%, 01/25/31	$1,856	$ 1,658,009
Series K-1521, Class A2, 2.18%, 08/25/36	813	647,952
Series K-154, Class A2, 4.35%, 01/25/33(c)	1,000	1,012,776
Series K-156, Class A2, 4.43%, 02/25/33(c)	1,500	1,527,472
Series K734, Class A2, 3.21%, 02/25/26	963	950,513
Series K-752, Class A2, 4.28%, 07/25/30	5,000	5,047,159
Series K755, Class A2, 5.20%, 02/25/31	1,110	1,176,456
		25,240,336
Mortgage-Backed Securities — 25.7%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	170	154,610
4.00%, 02/01/47 - 02/01/57	610	586,211
3.50%, 11/01/51	945	889,347
(12-mo. LIBOR US + 1.53%), 6.94%, 05/01/43(c)	7	6,797
(12-mo. LIBOR US + 1.54%), 7.01%, 06/01/43(c)	8	8,168
(12-mo. LIBOR US + 1.70%), 7.50%, 08/01/42(c)	2	2,375
(12-mo. LIBOR US + 1.75%), 7.52%, 08/01/41(c)	1	1,010
(12-mo. LIBOR US + 1.83%), 6.08%, 11/01/40(c)	1	836
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	6,506	6,033,517
2.50%, 07/01/28 - 01/01/33	1,373	1,319,671
3.50%, 03/01/32 - 06/01/49	6,394	6,082,028
5.00%, 04/01/33 - 04/01/49	270	273,952
4.00%, 05/01/33 - 01/01/49	2,198	2,151,009
5.50%, 06/01/35 - 01/01/39	9	9,083
4.50%, 06/01/38 - 01/01/49	952	954,153
(12-mo. LIBOR US + 1.71%), 6.98%, 08/01/41(c)	1	1,124
(12-mo. LIBOR US + 1.85%), 6.79%, 09/01/40(c)	1	1,233
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 10/15/54(f)	13,360	13,503,393
6.00%, 03/15/35 - 10/15/54(f)	10,497	10,683,658
6.50%, 09/15/36 - 10/15/54(f)	8,264	8,457,793
4.50%, 07/15/39 - 10/21/54(f)	12,434	12,325,009
5.00%, 11/15/39 - 11/15/54(f)	14,099	14,148,058
4.00%, 03/15/41 - 10/21/54(f)	13,360	12,988,055
3.50%, 09/20/42 - 10/21/54(f)	19,938	18,895,974
3.00%, 01/20/43 - 10/21/54(f)	26,765	24,528,736
2.50%, 05/20/45 - 10/21/54(f)	36,657	32,271,276
2.00%, 07/20/50 - 10/21/54(f)	36,469	30,939,409
1.50%, 10/20/51	153	124,954
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 10/15/54(f)	36,703	35,688,358
3.50%, 02/01/26 - 10/15/54(f)	41,990	39,709,550
3.00%, 01/01/27 - 10/15/54(f)	66,321	60,813,268
2.50%, 09/01/28 - 10/15/54(f)	125,478	110,572,302
7.00%, 02/01/32	1	1,493
6.50%, 07/01/32 - 10/15/54(f)	24,441	25,345,570
5.00%, 11/01/33 - 10/15/54(f)	26,273	26,345,495
6.00%, 03/01/34 - 10/15/54(f)	38,974	40,020,129
2.00%, 12/01/35 - 10/15/54(f)	186,373	158,356,824
1.50%, 03/01/36 - 11/01/51(f)	26,773	22,459,574
5.50%, 04/01/36 - 10/15/54(f)	32,255	32,835,677
4.50%, 09/01/39 - 11/14/54(f)	26,012	25,735,336
		775,225,015
Total U.S. Government Sponsored Agency Securities — 27.0% (Cost: $876,618,514)		816,677,485
Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.88%, 08/15/25	$1,359	$ 1,396,514
6.00%, 02/15/26	1,300	1,341,445
6.75%, 08/15/26	1,275	1,349,458
6.63%, 02/15/27	597	640,352
5.25%, 11/15/28 - 02/15/29	2,379	2,539,034
6.13%, 08/15/29	1,275	1,419,932
5.38%, 02/15/31	1,021	1,124,735
4.50%, 02/15/36 - 02/15/44	8,335	8,771,621
4.75%, 02/15/37 - 11/15/53	15,250	16,704,116
5.00%, 05/15/37	1,885	2,105,530
4.38%, 02/15/38 - 08/15/43	7,040	7,305,747
3.50%, 02/15/39	1,139	1,087,167
4.25%, 05/15/39 - 08/15/54	16,578	16,944,821
4.63%, 02/15/40 - 05/15/54	12,255	13,164,413
1.13%, 05/15/40 - 08/15/40(a)	12,745	8,379,610
3.88%, 08/15/40 - 05/15/43	9,857	9,512,777
1.38%, 11/15/40 - 08/15/50	10,111	6,258,682
1.88%, 02/15/41 - 11/15/51	24,715	16,618,260
2.25%, 05/15/41 - 02/15/52(a)	19,945	14,317,094
1.75%, 08/15/41	5,091	3,609,638
3.75%, 08/15/41 - 11/15/43	5,884	5,573,383
2.00%, 11/15/41 - 08/15/51(a)	22,259	14,883,989
3.13%, 11/15/41 - 05/15/48(a)	12,314	10,579,172
2.38%, 02/15/42 - 05/15/51	15,140	11,008,305
3.00%, 05/15/42 - 08/15/52(a)	33,477	27,337,951
3.25%, 05/15/42	4,100	3,645,156
2.75%, 08/15/42 - 11/15/47(a)	9,962	7,944,204
3.38%, 08/15/42 - 11/15/48(a)	9,439	8,333,955
4.00%, 11/15/42 - 11/15/52	9,600	9,383,109
2.88%, 05/15/43 - 05/15/52(a)	20,469	16,375,966
3.63%, 08/15/43 - 05/15/53(a)	16,144	14,732,225
2.50%, 02/15/45 - 05/15/46	9,048	6,858,537
1.25%, 05/15/50	5,572	2,981,891
1.63%, 11/15/50	7,231	4,253,297
4.13%, 08/15/53	7,400	7,369,070
U.S. Treasury Notes
2.00%, 08/15/25 - 11/15/26	8,119	7,937,155
3.13%, 08/15/25 - 08/31/29	32,308	31,884,276
0.25%, 08/31/25 - 10/31/25	12,333	11,889,416
2.75%, 08/31/25 - 08/15/32(a)	26,242	25,187,202
3.50%, 09/15/25 - 02/15/33	29,700	29,437,246
3.00%, 09/30/25 - 10/31/25	8,993	8,906,188
5.00%, 09/30/25	5,000	5,049,258
4.25%, 10/15/25 - 06/30/31	56,000	57,322,617
2.25%, 11/15/25 - 11/15/27	13,169	12,730,886
4.50%, 11/15/25 - 11/15/33	47,050	48,343,595
0.38%, 11/30/25 - 09/30/27	26,817	25,197,374
4.00%, 12/15/25 - 02/15/34	73,300	74,274,503
3.88%, 01/15/26 - 08/15/34	68,100	68,622,930
2.63%, 01/31/26 - 07/31/29	11,795	11,387,244
1.63%, 02/15/26 - 05/15/31	43,145	40,585,594
0.50%, 02/28/26 - 10/31/27	28,807	26,837,964
4.63%, 03/15/26 - 05/31/31	67,000	68,997,226
0.75%, 03/31/26 - 01/31/28	26,321	24,958,823
3.75%, 04/15/26 - 12/31/30	27,000	27,124,374
3.63%, 05/15/26 - 03/31/30	21,000	21,011,250
4.13%, 06/15/26 - 11/15/32	64,200	65,391,001
0.88%, 06/30/26 - 11/15/30(a)	12,897	11,561,737
1.88%, 06/30/26 - 02/15/32	25,836	23,898,970
0.63%, 07/31/26 - 08/15/30	41,537	36,880,074
1.50%, 08/15/26 - 02/15/30	22,697	21,168,347
4.38%, 08/15/26 - 05/15/34	45,200	46,713,728
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
1.38%, 08/31/26 - 11/15/31	$31,450	$ 28,010,552
1.13%, 10/31/26 - 02/15/31	29,554	26,700,378
1.25%, 11/30/26 - 08/15/31	58,647	53,107,437
1.75%, 12/31/26 - 01/31/29	13,000	12,117,891
2.50%, 03/31/27	4,267	4,157,325
2.38%, 05/15/27 - 05/15/29	14,389	13,759,254
3.25%, 06/30/27 - 06/30/29	9,500	9,392,949
2.88%, 05/15/28 - 05/15/32	26,480	25,521,395
1.00%, 07/31/28	6,786	6,163,066
4.88%, 10/31/28 - 10/31/30	8,500	8,979,844
3.38%, 05/15/33	10,000	9,722,266
Total U.S. Treasury Obligations — 43.6% (Cost: $1,377,276,182)		1,316,782,491
Total Long-Term Investments — 99.3% (Cost: $3,166,732,000)		3,001,527,660

	Shares
Short-Term Securities
Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(g)(h)(i)	303,449,632	303,722,737
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(g)(h)	100,000	100,000
Total Short-Term Securities — 10.1% (Cost: $303,542,382)		303,822,737
Total Investments Before TBA Sale Commitments — 109.4% (Cost: $3,470,274,382)		3,305,350,397

Security	Par (000)	Value
TBA Sale Commitments(f)
Mortgage-Backed Securities — (0.4)%
Ginnie Mae Mortgage-Backed SecuritiesTBA, , 5.00%, 10/15/54	$(1,250)	$ (1,252,001)
Uniform Mortgage-Backed Securities
4.50%, 10/15/54	(1,350)	(1,327,087)
5.00%, 10/15/54	(825)	(824,452)
6.00%, 10/15/54	(6,850)	(7,000,898)
6.50%, 10/15/54	(1,625)	(1,675,201)
Total TBA Sale Commitments — (0.4)% (Proceeds: $(12,098,077))		(12,079,639)
Total Investments, Net of TBA Sale Commitments — 109.0% (Cost: $3,458,176,305)		3,293,270,758
Liabilities in Excess of Other Assets — (9.0)%		(271,096,180)
Net Assets — 100.0%		$ 3,022,174,578

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represents or includes a TBA transaction.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 588,823,007	$ —	$ (285,186,773)(a)	$ 188,817	$ (102,314)	$ 303,722,737	303,449,632	$ 12,353,625 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	3,926	—
				$ 188,817	$ (102,314)	$ 303,822,737		$ 12,357,551	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
September 30, 2024
U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 11,889,621	$ —	$ 11,889,621
Corporate Bonds	—	749,821,536	—	749,821,536
Foreign Agency Obligations	—	71,344,129	—	71,344,129
Municipal Bonds	—	14,257,012	—	14,257,012
Non-Agency Mortgage-Backed Securities	—	19,958,058	—	19,958,058
Preferred Securities
Capital Trusts	—	797,328	—	797,328
U.S. Government Sponsored Agency Securities	—	816,677,485	—	816,677,485
U.S. Treasury Obligations	—	1,316,782,491	—	1,316,782,491
Short-Term Securities
Money Market Funds	303,822,737	—	—	303,822,737
Liabilities
Investments
TBA Sale Commitments	—	(12,079,639)	—	(12,079,639)
	$303,822,737	$2,989,448,021	$—	$3,293,270,758

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
LIBOR	London Interbank Offered Rate
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
Portfolio Abbreviation (continued)
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Master Portfolio Schedule of Investments